As filed with the Securities and Exchange Commission on
                               February 29, 1996


                           Registration No. 33-58642

  =============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X ]

                      Pre-Effective Amendment No. ____            [  ]

                       Post-Effective Amendment No. 7             [  ]

          REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940 [X ]

                               [ ] Amendment No. 7


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY


                              SEPARATE ACCOUNT VA-2

                    Ameritas Variable Life Insurance Company
                                    Depositor

                                 5900 "O" Street
                             Lincoln, Nebraska 68510

                            -------------------------


                               NORMAN M. KRIVOSHA
                                    Secretary
                    Ameritas Variable Life Insurance Company
                                 5900 "O" Street
                             Lincoln, Nebraska 68510

Approximate Date of Proposed Public Offering: As soon as practicable after effective date.


               It is proposed that this filing will become effective:
               [ ] immediately upon filing pursuant to paragraph b
               [X] on May 1, 1996 pursuant to paragraph a of Rule 485
               [ ] on ___________ pursuant to paragraph b of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities under the Securities Act of 1933. A notice pursuant to Rule 24f-2 for the fiscal year ending December 31, 1995 was filed on February 16, 1996.

                                    OVERTURE
                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

PART A
FORM N-4    ITEM                            HEADING IN PROSPECTUS

Item 1.     Cover Page......................  Cover Page
Item 2.     Definitions.....................  Definitions
Item 3.     Synopsis or Highlights..........  Questions and Answers About the
                                              Policy
Item 4.     Condensed Financial Information   Accumulation Unit Values
Item 5.     General Description of Registrant,
            Depositor, and Portfolio Companies
            a) Depositor....................  Ameritas Variable Life Insurance
                                              Company
            b) Registrant...................  Ameritas Variable Life Insurance
                                              Company Separate Account VA-2
            c) Portfolio Company............  The Fund
            d) Prospectus...................  The Fund
            e) Voting.......................  Voting Rights
            f) Administrator................  N/A
Item 6.     Deductions and Expenses
            a) Deductions...................  Questions and Answers About the
                                              Policy; Charges and Deductions
            b) Sales load...................  Questions and Answers About the
                                              Policy; Withdrawal Charge
            c) Special purchase plans.......  N/A
            d) Commissions..................  Distribution of the Policies
            e) Registrant's expenses........  N/A
            f) Portfolio company deductions
               and expenses.................  The Fund; Fund Investment Advisory
                                              Fees and Expenses
            g) Organizational expenses......  N/A
Item 7.     General Description of Variable
            Annuity Contracts
            a) Rights ......................  Questions and Answers About the
                                              Policy; The Policy; Distributions
                                              Under the Policy; General
                                              Provisions; Voting Rights
            b) Provisions and limitations...  Questions and Answers About the
                                              Policy; Allocation of Premium;
                                              Transfers
            c) Changes in contracts or
               operations..................   Addition, Deletion, or
                                              Substitution of Investments; The
                                              Policy; Voting Rights
            d) Contractowners inquiries.....  Owner Inquiries
Item 8.     Annuity Period
            a) Level of benefits............  Questions and Answers About the
                                              Policy; Allocation of Premium;
                                              Election of Annuity Income Options
            b) Annuity commencement date....  Questions and Answers About the
                                              Policy; Annuity Date
            c) Annuity payments.............  Questions and Answers About the
                                              Policy; Annuity Income Options
            d) Assumed investment return....  N/A
            e) Minimums.....................  Election of Annuity Income Options
            f) Rights to change options or
               transfer investment base.....  Annuity Income Options
Item 9.     Death Benefit
            a) Death benefit calculation....  Questions and Answers About the
                                              Policy; Death of Annuitant Prior
                                              to Annuity Date
            b) Forms of benefits............  Questions and Answers About the
                                              Policy; Death of Annuitant Prior
                                              to Annuity Date

Item 10.    Purchases and Contract Values
            a) Procedures for purchases.....  Cover Page; Questions and Answers
                                              About the Policy; Policy
                                              Application and Premium Payment;
                                              Allocation of Accumulation Units
            b) Accumulation unit value......  Accumulation Value; Value of
                                              Accumulation Units
            c) Calculation of accumulation unit
               value.......................   Accumulation Value; Value of
                                              Accumulation Units
            d) Principal underwriter........  Distribution of the Policies
Item 11.       Redemptions
            a) Redemption procedures........  Questions and Answers About the
                                              Policy; Full and Partial
                                              Withdrawals
            b) Texas Optional Retirement
               Program......................  N/A
            c) Delay........................  Full and Partial Withdrawals
            d) Lapse........................  N/A
            e) Revocation rights............  Questions and Answers About the
                                              Policy; Refund Privilege
Item 12.    Taxes
            a) Tax consequences.............  Questions and Answers About the
                                              Policy; Federal Tax Matters
            b) Qualified plans..............  Federal Tax Matters
            c) Impact of taxes..............  Taxes
Item 13.    Legal Proceedings ..............  Legal Proceedings
Item 14.    Table of Contents for Statement
            of Additional Information.......  Statement of Additional
                                              Information

PART B
FORM N-4    ITEM                              HEADING IN STATEMENT OF ADDITIONAL
                                              INFORMATION

Item 15.    Cover page......................  Cover page
Item 16.    Table of Contents...............  Table of Contents
Item 17.    General Information and History
            a) Name change..................  General Information and History
            b) Attribution of Assets........  N/A
            c) Control of Depositor.........  General Information and History
Item 18.    Services
            a) Fees, expenses and costs.....  N/A
            b) Management-related services..  AVLIC
            c) Custodian and independent
               public accountant............  Safekeeping of Account Assets;
                                              Independent Accountants
            d) Other custodianship..........  N/A
            e) Administrative servicing agent N/A
            f) Depositor as  principal
               underwriter..................  N/A
Item 19.    Purchase of Securities Being Offered
            a) Manner of Offering...........  N/A
            b) Sales load...................  N/A
Item 20.    Underwriters
            a) Depositor or affiliate as
               principal underwriter........  Distribution of the Policy
            b) Continuous offering..........  Distribution of the Policy
            c) Underwriting commissions.....  N/A
            d) Payments of underwriter......  N/A
Item 21.    Calculation of Performance Data.  Calculation of Performance Data
Item 22.    Annuity Payments................  N/A
Item 23.    Financial Statements
            a) Registrant...................  Financial Statements
            b) Depositor....................  Financial Statements

PROSPECTUS                                                          COMPANY LOGO
                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY

FLEXIBLE PREMIUM                             One Ameritas Way / 5900 "O" Street
VARIABLE ANNUITY POLICY                       P.O. Box 82550/Lincoln, NE  68501


--------------------------------------------------------------------------------

This Prospectus describes a Variable Annuity Policy ("Policy") offered by Ameritas Variable Life Insurance Company ("AVLIC"). The Policy is a deferred annuity, designed to aid individuals in long-term financial planning, and provides for the accumulation of capital on a tax deferred basis for retirement or other long-term purposes. The Policy is offered to individuals on either a tax qualified or non-tax qualified basis. The minimum first year premium on a non-tax qualified policy is $2000 or more and minimum subsequent premium payment is $500 or more. Smaller premium payments may be accepted on Bank-O-Matic or at AVLIC's discretion. The minimum initial and subsequent premium for a tax qualified policy purchased in a periodic payment plan is $50 per month.

Prior to the annuity date of the policy the accumulation value varies according to the value of the subaccounts and the Fixed Account. The owner will receive annuity payments on a fixed basis based on the assets supporting the Policy and the option chosen. The owner has significant flexibility in determining the annuity date on which payments are scheduled to commence. Full withdrawals may be made at any time, elective and systematic partial withdrawals may be made , subject to certain restrictions, before the annuity date. Under certain circumstances withdrawals are subject to a contingent deferred sales charge and tax penalty. Any withdrawal amount may be paid in a lump sum or, if elected, all or part may be paid out under an annuity income option. Policy loans are available from policies purchased in 403(b) plans. The Policy provides the flexibility necessary to permit an owner to devise an annuity that best fits his or her needs.

Premium payments may be allocated to the Ameritas Variable Life Insurance Company Separate Account VA-2 ("Account") or to the Fixed Account. The Account has nineteen Subaccounts, with the assets of each invested in corresponding portfolios of the Variable Insurance Products Fund, the Variable Insurance
Products Fund II, the Alger American Fund, and/or the MFS Variable Insurance Trust Fund (collectively the "Funds"). The initial premium payment will be allocated to the Money Market Subaccount, as of the effective date, for 13 days. After the expiration of the 13-day period (see page 17) the accumulation value will be allocated to the Subaccounts or to the Fixed Account as selected by the Policyowner. The Variable Insurance Products Fund is a mutual fund advised by Fidelity Management & Research Company ("FMR") with five portfolios: the Money Market, the High Income, the Equity-Income, the Growth and the Overseas Portfolios. The Variable Insurance Products Fund II is a mutual fund with five portfolios: the Asset Manager, the Investment Grade Bond, the Index 500, the Contrafund, and the Asset Manager: Growth Portfolios. It is also advised by FMR. The Alger American Fund is a mutual fund with six portfolios: Alger American Income and Growth, Alger American Small Capitalization, Alger American MidCap Growth, Alger American Growth, Alger American Leveraged AllCap, and Alger American Balanced Portfolios. The Alger American Fund is advised by Fred Alger Management, Inc. ("Alger Management"). MFS Variable Insurance Trust is a Massachusetts business trust. The Trust has twelve separate portfolios or series, of which, MFS Emerging Growth Series, MFS Utilities Series, and MFS World Governments Series are offered. MFS Variable Insurance Trust is advised by Massachusetts Financial Services Company ("MFS Co."). The accompanying prospectuses of the funds describe the investment objectives, policies and risks of each of the portfolios of the funds. The Policy accumulation value will vary in accordance with the investment performance of the Subaccounts selected by the owner. Therefore, the owner bears the entire investment risk of monies placed in the Account under this Policy prior to the annuity date.



This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Policy and the Account is available free by writing AVLIC at the address above or by calling 1-800-745-1112. The Statement of Additional Information, which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.


This Prospectus Must Be Accompanied Or Preceded By Current Prospectuses For Variable Insurance Products Fund, Variable Insurance Products Fund II, Alger American Fund, and MFS Variable Insurance Trust

These securities are not deposits with, or obligations of, or guaranteed or endorsed by, any financial institution; and the securities are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. These securities involve investment risk, including the possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR BY ANY STATE SECURITIES REGULATORY AUTHORITY NOR HAS THE COMMISSION OR ANY STATE SECURITIES REGULATORY AUTHORITY PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please Read This Prospectus Carefully And Retain It For Future Reference.

The Date of This Prospectus is  May 1, 1996.

TABLE OF CONTENTS

Definitions..............................................................   3
Fee Table................................................................   4
Questions and Answers About The Policy...................................   7
Financial Statements.....................................................  10
Ameritas Variable Life  Insurance Company and the Account................  12


    Ameritas Variable Life Insurance Company.............................  12
    Ameritas Variable Life Insurance Company Separate Account VA-2.......  12
    The Funds............................................................  12
    Investment Policies and Objectives of the Funds' Portfolios..........  13
    Addition, Deletion or Substitution of Investments....................  16
Fixed Account............................................................  16
The Policy...............................................................  16
    Policy Application and Premium Payment...............................  17
    Allocation of Premium................................................  17
    Accumulation Value...................................................  17
    Value of Accumulation Units..........................................  18
    Transfers............................................................  18

    Systematic Programs..................................................  18

    Owner Inquiries......................................................  18
    Refund Privilege.....................................................  18
    Policy Loans.........................................................  18
Charges and Deductions...................................................  19
    Administrative Charges...............................................  19
    Mortality and Expense Risk Charge....................................  19
    Contingent Deferred Sales Charge.....................................  20
    Taxes................................................................  20
    Fund Investment Advisory Fees and Expenses...........................  21
Distributions Under the Policy...........................................  21
    Full and Partial Withdrawals.........................................  21
    Critical Needs Withdrawals...........................................  21
    Annuity Date.........................................................  22
    Death of Annuitant Prior to Annuity Date.............................  22
    Election of Annuity Income Options...................................  22
    Annuity Income Options...............................................  23
    Deferment of Payment.................................................  23
General Provisions.......................................................  23
    Control of Policy....................................................  23
    Beneficiary..........................................................  23
    Change of Beneficiary................................................  23
    Contestability.......................................................  24
    Misstatement of Age or Sex...........................................  24
    Reports and Records..................................................  24
Federal Tax Matters......................................................  24
    Introduction.........................................................  24
    Taxation of Annuities in General.....................................  25
Distribution of the Policies.............................................  26
Safekeeping of the Account's Assets......................................  26

Third Party Services.....................................................  26

Voting Rights............................................................  26
Legal Proceedings........................................................  26
Statement of Additional Information......................................  27

The Policy, certain provisions, and certain portfolios are not available in all States.


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

DEFINITIONS

ACCOUNT - Ameritas Variable Life Insurance Company Separate Account VA-2, a separate investment account established by AVLIC to receive and invest the premium paid under the Policy. The investment performance of the Account is kept separate from that of the general assets of AVLIC.

ACCUMULATION UNIT - A unit used to measure the value of the Policy prior to the annuity date.

ACCUMULATION VALUE - The value of all amounts accumulated under the Policy prior to the annuity date.

ANNUITANT - The person or persons upon whose life expectancy the Policy is written. The annuitant may also be the owner of the Policy.

ANNUITY DATE - The date on which annuity payments begin.

ANNUITY INCOME OPTION - One of several ways in which annuity payments may be made. Payments are based on the cash surrender value as of the annuity date, less any applicable premium taxes. The dollar amount of each annuity payment will not change over time, except in the case where the interest payment option is selected.

ANNUITY PAYMENT - One of a series of payments made under an annuity income option.

AVLIC ("We, Us, Our") - Ameritas Variable Life Insurance Company, a Nebraska stock company.

BENEFICIARY - The person to whom any benefits due upon death of the annuitant are paid. The beneficiary is designated by the owner in the application. If changed, the beneficiary is as shown in the latest change filed and recorded with AVLIC. If no beneficiary survives the annuitant, the owner or the owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee.

CASH SURRENDER VALUE - The amount available for full or partial withdrawal, which is the accumulation value less any withdrawal charge, and applicable premium taxes and, in the case of a full withdrawal, less the annual administrative charges.

CONTINGENT DEFERRED SALES CHARGES - The charge assessed upon certain withdrawals and annuitizations to cover certain expenses relating to the sale of the Policies.

DECLARED RATES - AVLIC guarantees that it will credit interest in the Fixed Account at an effective annual rate of at least 3.5%. AVLIC may, at its sole discretion declare higher interest rates for amounts allocated or transferred to the Fixed Account.

DUE PROOF OF DEATH - All of the following must be submitted: (1) A certified copy of the death certificate; (2) A Claimant Statement; (3) The Policy; and (4) Any other information that AVLIC may require to establish the validity of the claim.

EFFECTIVE DATE - The date that the premium payment is applied to purchase a Policy for the owner.

FIXED ACCOUNT - An account that is a part of AVLIC's general account to which all or a portion of premium payments may be allocated for accumulation at fixed rates of interest.


FUNDS - Variable Insurance Products Fund ("Fidelity Fund"), Variable Insurance Products Fund II ("Fidelity Fund II") (collectively the "Fidelity Funds"), the Alger American Fund ("Alger American Fund"), and the MFS Variable Insurance Trust ("MFS Fund" or "MFS"), are the funds available for investment as of the date of this prospectus. In the future, additional funds may be added or subtracted by AVLIC as the available funding options. The Funds have one or more portfolios. There is a portfolio that corresponds to each of the Subaccounts of the Account.


JOINT ANNUITANT - The person other than the annuitant who may be designated by the owner and on whose life annuity payments may also be based.

NET CASH SURRENDER VALUE - The cash surrender value less premium tax, if any.

NET PREMIUM - The premium payment less a percent of premium charge equal to the premium tax, if imposed by the state in which the policy is delivered.

NONQUALIFIED POLICIES - Policies that do not qualify for special federal income tax treatment.

OWNER - The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the owner. A collateral assignee is not the owner.

PAYEE - The owner, annuitant, beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

POLICY - The variable annuity policy offered by AVLIC and described in this Prospectus.

POLICY DATE - The date set forth in the Policy that is the date used to determine policy anniversary dates and policy years. Policy anniversaries are measured from the policy date.

POLICY YEAR - The period from one policy anniversary date until the next policy anniversary date.


PORTFOLIO - The separate investment portfolios of the Fidelity Fund, the Fidelity Fund II, the Alger American Fund, and the MFS Fund. The Fidelity Fund currently has five portfolios: The Money Market, the High Income, the Equity-Income, the Growth, and the Overseas Portfolios. The Fidelity Fund II has five portfolios: Asset Manager, Investment Grade Bond, Index 500, Contrafund, and Asset Manager: Growth Portfolios. The Alger American Fund has six portfolios: the Alger American Income and Growth ("Income and Growth"), the Alger American Small Capitalization ("Small-Cap"), Alger American MidCap Growth ("MidCap"), Alger American Growth ("Alger American Growth"), Alger American Leveraged AllCap ("Leveraged AllCap"), and Alger American Balanced ("Balanced") Portfolios. MFS Variable Insurance Trust, ("MFS Fund" or "MFS"), is a
Massachusetts business trust. The Trust has twelve separate portfolios or series, of which, MFS Emerging Growth Series ("MFS Emerging Growth"), MFS Utilities Series ("MFS Utilities"), and MFS World Governments Series ("MFS World Governments") are offered.


PREMIUM PAYMENT - The minimum first year premium on a non-tax qualified policy is $2000 or more and minimum subsequent premium payments of $500 or more. Smaller premium payments may be accepted on Bank-O-Matic or at AVLIC's discretion. The minimum initial and subsequent premium for a tax qualified policy purchased in a periodic payment plan is $50 per month.

QUALIFIED POLICIES - Policies purchased in connection with certain plans that qualify for special federal income tax treatment.

SUBACCOUNT - A subdivision of the Account. Each Subaccount invests exclusively in the shares of a specified portfolio of the Fund.

SUCCESSOR OWNER - The person who may be designated by the owner and to whom Policy ownership passes upon the owner's death.

VALUATION DATE - A valuation date is each day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive valuation dates, commencing at the close of trading on the New York Stock Exchange ("NYSE") on one valuation date and ending at the close of trading on the NYSE on the next succeeding valuation date.



FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

This table is to assist the policyowner to understand the various costs and expenses that the policyowner will bear, directly and indirectly at both the Separate Account and portfolio level. The table does not include possible state premium taxes.


    Sales Load Imposed on Purchases......................................   0%
    Contingent Deferred Sales Charge - on premiums paid only (Maximum)... 6.0%

         Year               %                Year                %

          1.................6                 5..................4
          2.................6                 6..................3
          3.................6                 7..................2
          4.................5                 0..................8+

    Surrender Fees.......................................................    0%
    Exchange Fee ........................................................    0%
    Transfer Fee (after 15 free transfers per policy year)...............  $10
    Annual Policy Fee (up to $50, currently $36, $30 in North Dakota may be reduced or eliminated) .......................................  $36
    Annual Administration Fee and Expense................................  .20%

    Separate Account Annual Expenses (as a percentage of average account value)
    Mortality and Expense Risk Fees...................................... 1.25%
    (See "Charges and Deductions", page 19).

FUND MANAGEMENT FEES

Fee information relating to the underlying funds was provided to AVLIC by the underlying funds. AVLIC has not independently verified the information received from the underlying funds.

Fidelity Management & Research Company (FMR) is the Manager for the Fidelity Funds. Each portfolio pays FMR a monthly fee for managing its investment and business affairs.

Fred Alger Management Inc. ("Alger Management") serves as the Alger American Fund investment manager. Each portfolio pays Alger Management a separate fee computed daily and paid monthly at annual rates based upon a percentage of the value of the relevant portfolio's daily net assets.

Massachusetts Financial Services Company ("MFS Co."), a Delaware Corporation, is the investment adviser to each series of the MFS Variable Insurance Trust.

EXPENSE SUMMARY

The amount of expenses borne by each portfolio for the fiscal year ended December 31, 1995, was as follows:

                      Investment Advisory
Portfolio               and Management        Other Expense        Total
---------------      ---------------------   ---------------   -------------
Fidelity
---------------
Money Market                .24%                  .09%              .33%
High Income                 .60%                  .11%              .71%(1)
Equity-Income               .51%                  .10%              .61%
Growth                      .61%                  .09%              .70%
Overseas                    .76%                  .15%              .91%
Asset Manager               .71%                  .08%              .79%(1)
Investment Grade Bond       .45%                  .14%              .59%
Index 500                   .00%                  .28%              .28%(2)
Contrafund                  .61%                  .11%              .72%(1)
Asset Manager Growth        .71%                  .29%             1.00%(1, 2)
Alger American (3)
------------------
Income and Growth           .625%                 .125%             .75%
Balanced                    .75%                  .25%             1.00%
Small Cap                   .85%                  .07%              .92%
MidCap Growth               .80%                  .10%              .90%
Growth                      .75%                  .10%              .85%
Leveraged AllCap            .85%                  .71%             1.56%

MFS
---
Emerging Growth Series      .75%                  .25%             1.00%(4)
Utilities Series            .75%                  .25%             1.00%(4)
World Governments Series    .75%                  .25%             1.00%(5)


(1) A portion of the brokerage commissions the fund paid was used to reduce its expenses. Without this reduction total operating expenses would have been (for High Income: 0.71% (please note there were brokerage commissions paid, but it did not affect the ratio); for Asset Manager 0.81%; for Asset Manager:
       Growth 1.13% ; and for Contrafund: 0.73%)

(2) The fund's expenses were voluntarily reduced by the fund's investment adviser. Absent reimbursement, management fee, other expenses, and total expenses would have been (Index 500 Portfolio) 0.28%, 0.19% and 0.47%, respectively; and (Asset Manager: Growth) 0.71%, 0.42% and 1.13%, respectively.

(3) Alger Management has agreed to reimburse the portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed respectively; Alger American Income and Growth, and Alger American Balanced, 1.25%; Alger American Small-Cap, Alger American MidCap, Alger American Leveraged All Cap, and the Alger American Growth, 1.50%. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

(4) MFS Co. has agreed to bear, subject to reimbursement, expenses for each of the Emerging Growth Series and the Utilities Series such that each Series' aggregate operating expenses shall not exceed, on an annualized basis, 1.00% of the average daily net assets of the Series from November 2, 1994 through December 31, 1996, provided however, that this obligation may be terminated or revised at any time. Absent this expense arrangement, "Other Expenses" and "Total Operating Expenses" would be 2.16% and 2.91%, respectively, for the Emerging Growth Series and 2.33% and 3.08%, respectively, for the Utilities Series.

(5) MFS Co. has agreed to bear, subject to reimbursement, expenses of the World Governments Series such that the Series' aggregate operating expenses do not exceed 1.00%, on an annualized basis, of its average daily net assets. Absent this expense arrangement, "Other Expenses" and "Total Operating Expenses" for the World Governments Series would be 1.24% and 1.99%, respectively.


EXAMPLE: If you surrender your contract at the end of the applicable time period you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                     1 Year            3 Years              5 Years              10 Years


Money Market....................      $80                $120                $143                  $222
High Income.....................      $83                $132                $163                  $261
Equity-Income...................      $82                $129                $158                  $251
Growth..........................      $83                $131                $162                  $260
Overseas........................      $85                $138                $173                  $281
Asset Manager...................      $84                $134                $167                  $269
Investment Grade Bond...........      $82                $128                $157                  $249
Index 500.......................      $79                $119                $141                  $217
Contrafund......................      $83                $132                $163                  $262
Asset Manager: Growth...........      $86                $140                $177                  $290
Income and Growth ..............      $84                $133                $165                  $265
Balanced........................      $86                $140                $177                  $290
Small Cap ......................      $85                $138                $173                  $282
Midcap..........................      $85                $137                $172                  $280
Alger American Growth...........      $85                $136                $170                  $275
Leveraged AllCap................      $92                $157                $205                  $344
MFS Emerging Growth.............      $86                $140                $177                  $290
MFS Utilities...................      $86                $140                $177                  $290
MFS World Governments...........      $86                $140                $177                  $290


EXAMPLE: If you annuitize at the end of the applicable time period you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                     1 Year            3 Years             5 Years              10 Years


Money Market....................      $80                $60                 $103                  $222
High Income.....................      $83                $72                 $123                  $261
Equity-Income...................      $82                $69                 $118                  $251
Growth..........................      $83                $71                 $122                  $260
Overseas........................      $85                $78                 $133                  $281
Asset Manager...................      $84                $74                 $127                  $269
Investment Grade Bond...........      $82                $68                 $117                  $249
Index 500.......................      $79                $59                 $101                  $217
Contrafund......................      $83                $72                 $123                  $262
Asset Manager: Growth...........      $86                $80                 $137                  $290
Income and Growth ..............      $84                $73                 $125                  $265
Balanced........................      $86                $80                 $137                  $290
Small Cap ......................      $85                $78                 $133                  $282
Midcap..........................      $85                $77                 $132                  $280
Alger American Growth...........      $85                $76                 $130                  $275
Leveraged AllCap................      $92                $97                 $165                  $344
MFS Emerging Growth.............      $86                $80                 $137                  $290
MFS Utilities...................      $86                $80                 $137                  $290
MFS World Governments...........      $86                $80                 $137                  $290


EXAMPLE: If you do not surrender your contract you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                     1 Year            3 Years             5 Years               10 Years


Money Market....................      $20                $60                 $103                  $222
High Income.....................      $23                $72                 $123                  $261
Equity-Income...................      $22                $69                 $118                  $251
Growth..........................      $23                $71                 $122                  $260
Overseas........................      $25                $78                 $133                  $281
Asset Manager...................      $24                $74                 $127                  $269
Investment Grade Bond...........      $22                $68                 $117                  $249
Index 500.......................      $19                $59                 $101                  $217
Contrafund......................      $23                $72                 $123                  $262
Asset Manager: Growth...........      $26                $80                 $137                  $290
Income and Growth ..............      $24                $73                 $125                  $265
Balanced........................      $26                $80                 $137                  $290
Small Cap ......................      $25                $78                 $133                  $282
Midcap..........................      $25                $77                 $132                  $280
Alger American Growth...........      $25                $76                 $130                  $275
Leveraged AllCap................      $32                $97                 $165                  $344
MFS Emerging Growth.............      $26                $80                 $137                  $290
MFS Utilities...................      $26                $80                 $137                  $290
MFS World Governments...........      $26                $80                 $137                  $290




The examples assume an average $30,000 annuity investment. The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown and will vary according to the portfolio(s) selected.


QUESTIONS AND ANSWERS ABOUT THE POLICY

NOTE: The following section contains brief questions and answers about the Policy. Reference should be made to the body of this Prospectus for more detailed information. With respect to qualified policies, it should be noted that the requirements of a particular retirement plan, an endorsement of the Policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on premiums, withdrawals, distributions, or benefits, or on other provisions of the Policies, and this Prospectus does not describe any such limitations or restrictions. See "Federal Tax Matters," page
24. Also "you" or "your" refers to the owner; "we" "us" or "our" refers to Ameritas Variable Life Insurance Company.


1.  WHAT IS THE PURPOSE OF THE POLICY?
    The Policy seeks to allow you to accumulate funds based on the investment experience of the assets underlying the Policy, in the Account or the Fixed Account, on a tax-deferred basis and to receive annuity payments when desired. Once payments commence under an annuity income option, the annuity payments do not depend on the investment experience of the Policy's underlying assets. Instead, the amount of the payments is set as of the annuity date and does not change over the annuity payment period, unless an interest payment option is selected. The Policy may be purchased on a non-tax qualified basis ("nonqualified policy.") The Policy may also be purchased in connection with certain plans qualifying for favorable federal income tax treatment ("qualified policy"). The owner can allocate premium payments to one or more Subaccounts of the Ameritas Variable Life Insurance Company Separate Account VA-2 (the "Subaccounts"), each of which will invest in a corresponding portfolio of the Funds, or to the Fixed Account. Because the accumulation value depends on the investment experience of the selected Subaccounts, the owner bears the investment risk under this Policy for monies placed in Subaccounts prior to the annuity date.

2.  WHAT IS AN ANNUITY AND WHAT ANNUITY OPTIONS ARE AVAILABLE?
    An annuity provides for a series of periodic payments beginning on the annuity date, based on the net cash surrender value on the annuity date, to be paid to the designated payee. The owner may select from a number of annuity income options, including annuity payments for the life of an annuitant (or an annuitant and another person, the joint annuitant) with or without a guaranteed number of annuity payments, or for a designated period, for a designated amount, or for an interest payment option. The annuity payments remain the same throughout the payment period, unless an interest payment option is selected.

    The owner also has some flexibility in choosing the annuity date; however, without AVLIC's prior approval, payments must begin no later than the policy anniversary nearest the annuitant's 85th birthday (90th in Oregon).
    (See "Annuity Date," page 22 and "Annuity Income Options," page 23).

3.  WHAT TYPES OF INVESTMENTS UNDERLIE THE ACCOUNT?

    Currently, the assets supporting the Policies prior to the annuity date are invested exclusively in shares of the Funds or in the Fixed Account. The Fidelity Fund currently has five portfolios: the Money Market, High Income, Equity-Income, Growth, and Overseas Portfolios. The Fidelity Fund II has five portfolios: the Asset Manager, Investment Grade Bond, Index 500, Contrafund, and Asset Manager: Growth Portfolios. The Alger American Fund has six portfolios: the Income and Growth; Small-Cap; Midcap; Alger American Growth; Leveraged AllCap; and Balanced Portfolios. The MFS Fund has twelve separate portfolios or series, of which, MFS Emerging Growth, MFS Utilities, and MFS World Governments are offered. Each of the nineteen Subaccounts of the Account invests solely in the corresponding portfolio of the Funds. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies which are described in the accompanying prospectuses for the Funds.

    (See "The Funds," page 12).

4.  INVESTMENTS IN THE FIXED ACCOUNT.
    Net premium payments allocated to the Fixed Account are placed in the general account of AVLIC which supports insurance and annuity obligations. Policyowners are paid interest on the amounts placed in the Fixed Account at guaranteed rates (3.5%) or at higher "declared rates". (See "Fixed Account, page 16).

5.  HOW DO I PURCHASE A POLICY?
    You may purchase a Policy on a tax qualified or non-tax qualified basis. The minimum first year premium on a non-tax qualified policy is $2000 or more and minimum subsequent premium payments of $500 or more. Smaller premium payments may be accepted on Bank-O-Matic or at AVLIC's discretion. The minimum initial and subsequent premium for a tax qualified policy purchased in a periodic payment plan is $50 per month. The total of all premium payments made under AVLIC annuity contracts having the same annuitant may not exceed $1,000,000 without AVLIC's prior approval. (See "Policy Application and Premium Payment," page 17).

6.  HOW MAY I ALLOCATE THE PREMIUM PAYMENT?
    On the effective date of the Policy, the net premium paid is allocated to the Money Market Subaccount. Thirteen days after the effective date, the accumulation value is allocated among the Subaccounts or Fixed Account in accordance with the allocation instructions designated by the owner in the application. (See "Allocation of Premium," page 17).

7.  CAN I TRANSFER AMOUNTS?
    Transfers of the accumulation value among the Subaccounts of the Account and/or the Fixed Account can be made 15 times each policy year without charge. A transfer charge may be imposed each additional time amounts are transferred between the Subaccounts and/or the Fixed Account and will be deducted from the amount transferred. The maximum transfer charge is $10.00 per transfer. Transfers must be at least $250, or, if less, the entire value of the Subaccount or the Fixed Account from which the transfer is made. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a transfer is $100.00. Any amount below this minimum must be included in the amount transferred. Transfers of up to the greater of: 25% of the accumulation value of the Fixed Account; the amount of any transfer from the Fixed Account during the prior thirteen months; or $1,000 may be made out of the Fixed Account during the 30 day period following the yearly anniversary date of the policy. (See "Transfers," page 18).

8.  CAN I GET TO MY MONEY IF I NEED IT?

    All or part of the accumulation value of the Policy may be withdrawn before the earlier of the annuitant's death or the annuity date. Policy loans are available from policies purchased in 403(b) plans. The withdrawal right may be restricted by Section 403(b)(11) of the IRS code, if the annuity is used in connection with a Section 403(b) retirement plan. Amounts withdrawn may also be subject to a contingent deferred sales charge depending upon the size of the withdrawal, the Policy accumulation value, and the time since the Policy premiums were deposited. A policyowner may, without a contingent deferred sales charge, withdraw the greater of 10% of the policy accumulation value or that portion of the policy accumulation value that exceeds the total premiums deposited. Thereafter, unless waived, a contingent deferred sales charge is assessed only on premiums paid based upon the number of years since the premiums withdrawn were paid, on a first paid, first withdrawn basis. The contingent deferred sales charge is a maximum of 6% of the premium payment withdrawn and grades to 0% after the seventh year after the withdrawn premiums were deposited. (See "Contingent Deferred Sales Charge," page 20). WE GUARANTEE THAT THIS CHARGE WILL NOT BE INCREASED. In addition, upon a full withdrawal, the owner will be assessed the annual policy fee and administrative fees. (See Administrative Charges," page 19). Certain withdrawals may also be subject to a federal penalty tax as well as federal income tax. (See, "Federal Tax Matters," page 24). Full or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request.

9.  WHAT ARE THE CHARGES UNDER MY POLICY?

    In order to permit investment of the net premium payment, we currently do not deduct sales charges at the time of investment. However, unless waived, a contingent deferred sales charge, as described above, is imposed on certain full or partial withdrawals of the Policies and annuitization to cover certain expenses relating to the sale of the Policies, including commissions to registered representatives and other promotional expenses. (See "Contingent Deferred Sales Charge," page 20). We will, when taxes, including premium taxes, are imposed by state law upon the receipt of the premium payment, deduct such taxes on receipt of the payment. If, instead, premium taxes are imposed upon annuitization or withdrawals, such taxes will be deducted at that time. (See "Taxes," page 20). In addition, an annual administration fee of .20% of the year end balance of the accumulation value is deducted to cover administrative expenses, and the policyowner may be charged a $10.00 per transfer fee after the 15 free transfers each policy year. (See"Annual Administration Fee," and "Transfers," pages 19 and 18). Certain other charges are deducted under the Policy to cover administrative expenses of operating the Policy and mortality and expense risks. These charges include a daily charge at the annual rate of 1.25% of average daily net assets of the Account plus an annual charge which is currently $36.00, $30.00 in North Dakota (maximum of $50 may be reduced or eliminated). Mortality and expense risk charges are not charged against the Fixed Account. (See "Mortality and Expense Risk Charge" and "Annual Policy Fee," page 19).

10. WHAT HAPPENS IF THE ANNUITANT DIES BEFORE THE ANNUITY DATE?
    In the event that the annuitant dies prior to the annuity date, upon due proof of death, the death benefit becomes payable. The death benefit may be paid as either a lump sum cash benefit or under an annuity income option. (See "Death of Annuitant Prior to Annuity Date," page 22).

11. WHAT HAPPENS IF THE OWNER DIES BEFORE THE ANNUITY DATE?
    In the event that the owner (or joint owner) dies prior to the annuity date, his or her entire interest in the Policy will be distributed within five years after the date of death. If the person to whom ownership passes, the owner's designated beneficiary, chooses to take his or her interest as an annuity, to be paid to himself or herself or for his or her benefit, then under certain circumstances, that portion is treated as distributed on the date distributions begin. Special rules apply where the owner's designated beneficiary is the surviving spouse of the deceased owner. (These provisions are described in greater detail in the Statement of Additional Information - see "IRS Required Distributions," page 7).

12. CAN THE POLICY BE RETURNED AFTER IT IS DELIVERED?
    The owner is granted a period of time to examine a Policy and return it for a refund. The owner may cancel the Policy within the period specified on the policy form, which is within 10 days after the owner receives the Policy, unless the particular state in which the Policy is sold requires a longer period. The refund will be the greater of the premiums paid or the premiums paid adjusted by investment gains and losses. (See "Refund Privilege," page
    18).

13. WHO DO I CALL IF I HAVE QUESTIONS ABOUT MY ANNUITY?

    Any questions about procedures or your Policy will be answered by us at One Ameritas Way, 5900 "O" Street, P.O. Box 82550 , Lincoln, Nebraska, 68501, or by calling 1-800-745-1112. All inquiries should include the policy number and the owner's name. In addition, confirmations will be mailed to the owner for any transactions that take place, and an annual report will be sent once each policy year showing the accumulation value in each Subaccount, and any charges, transfers or withdrawals during the year.

FINANCIAL STATEMENTS

The financial statements for AVLIC and the Account (as well as the auditors' report thereon) are in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Following are the accumulation unit values for the Subaccounts as of October 23, 1987, when the Account commenced business; December 31, 1987, 1988, 1989, 1990,
1991, 1992, 1993, 1994 and 1995. The number of outstanding accumulation units in each Subaccount as of December 31, 1987, 1988, 1989, 1990, 1991, 1992, 1993,
1994 and 1995 are also shown:


Accumulation Unit
as of:           10-23-87     12-31-87  12-31-88     12-31-89     12-31-90     12-31-91     12-31-92   12-31-93   12-31-94 12-31-95
                 --------     --------  --------     --------     --------     ---------    --------   --------   -------- ---------
Money Market         -           -        1.020        1.099        1.173        1.000        1.262      1.286      1.325    1.385
High Income        9.500       9.742     10.750       10.167        9.797        9.550       15.910     18.938     18.414   21.896
Equity-Income        -           -       11.315       13.118       10.971       11.850       16.460     19.217     20.322   27.112
Growth             9.840      10.364     11.853       15.380       13.399       18.510       20.795     24.517     24.207   32.375
Overseas           9.240       9.457     10.099       12.597       12.216       13.100       11.507     15.601     15.674   16.964
Asset Manager*                   -          -            -         10.523       12.550       14.076     16.830     15.609   18.030
Inv. Grade Bond**                -          -            -            -         11.080       12.074     13.232     12.577   14.574
Index 500*****       -           -          -            -            -           -              -         -         -      75.455
Contrafund*****      -           -          -            -            -           -              -         -         -      13.903
Asset Manager:
Growth*****          -           -          -            -            -           -              -         -         -      12.270
Income and
Growth***            -           -          -            -            -           -          13.831     15.073     13.654   18.224
MidCap****           -           -          -            -            -           -              -      13.563     13.190   18.820
Small Cap***         -           -          -            -            -           -          27.043     30.286     28.603   40.773
Balanced****         -           -          -            -            -           -              -      11.499     10.872   13.813
Alger American
Growth***            -           -          -            -            -           -          20.017     24.209     24.259   32.678
Leveraged
AllCap*****          -           -          -            -            -           -              -         -         -      17.358
MFS Emerging
Growth*****          -           -          -            -            -           -              -         -         -      11.693
MFS Utilities*****   -           -          -            -            -           -              -         -         -      13.345
MFS World
Governments*****     -           -          -            -            -           -              -         -         -      11.184






NUMBER OF ACCUMULATION UNITS
OUTSTANDING
AS OF:            12-31-87        12-31-88      12-31-89        12-31-90          12-31-91        12-31-92           12-31-93
                 -----------    ------------   ------------ ----------------  --------------- ----------------  ----------------
Money Market          -         157,416.729    208,280.871  11,911,544.496    15,150,911.120   23,516,860.733    24,394,597.763
High Income        155.907       15,646.599     52,878.092      75,439.485       429,942.219      404,678.129       780,485.192
Equity-Income         -          15,337.513     79,609.928     536,146.361       873,089.237    1,090,217.227     1,692,367.958
Growth           1,251.918        3,944.769      4,476.273     344,241.440       832,635.695    1,058,120.400     1,930,905.248
Overseas           109.209        2,271.707     72,009.171     214,204.062       261,859.646      452,257.534     1,680,013.325
Asset Manager*        -              -              -          187,701.160     1,037,390.785    2,461,567.482     5,540,619.649
Inv. Grade Bond**     -              -              -                -           151,044.569      799,187.033     1,220,611.462
Index 500*****        -              -              -                -                 -                -                -
Contrafund*****                      -              -                -                 -                -                -
Asset Manager:
Growth*****           -              -              -                -                 -                -                -
Income and
Growth***             -              -              -                -                 -           33,407.531        98,620.982
MidCap****            -              -              -                -                 -                -            91,504.219
Small Cap***          -              -              -                -                 -          222,600.706       539,880.302
Balanced****          -              -              -                -                 -                -            34,686.690
Alger American
Growth***             -              -              -                -                 -           61,910.658       166,606.094
Leveraged
AllCap*****           -              -              -                -                 -                -                -
MFS Emerging
Growth*****           -              -              -                -                 -                -                -
MFS Utilities*****                   -              -                -                 -                -                -
MFS World
Governments*****                     -              -                -                 -                -                -


                              12-31-94          12-31-95
                          ---------------    --------------
Money Market              48,755,227.272     41,390,848.004
High Income                1,076,076.694      1,638,820.985
Equity Income              2,332,200.380      4,341,950.825
Growth                     2,448,226.330      2,680,503.815
Overseas                   2,050,429.513      2,693,065.371
Asset Manager*              7,758,786.28      6,384,770.138
Inv. Grade Bond**           1,185,301.88      1,584,105.144
Index 500                         -               8,789.710
Contrafund                        -             179,239.249
Asset Manager:
Growth*****                       -              18,219.455
Income and
Growth ***                   172,001.664        366,345.060
MidCap****                   268,394.026        793,128.739
Small Cap***                 671,144.393      1,084,733.736
Balanced****                  94,786.818        182,890.799
Alger American
Growth***                    641,126.689        743,312.674
Leveraged
All Cap*****                       -             59,364.752
MFS Emerging
Growth*****                        -             80,881.596
MFS Utilities*****                 -             40,557.341
MFS World
Governments*****                   -             15,779.622

*        No activity prior to December 31, 1989.
**       No activity prior to December 31, 1990.
***      No activity prior to December 31, 1991.
****     No activity prior to December 31, 1992.
*****    No activity prior to December 31, 1994.

AVLIC AND THE ACCOUNT

AMERITAS VARIABLE LIFE INSURANCE COMPANY

Ameritas Variable Life Insurance Company ("AVLIC") is a stock life insurance company organized in the State of Nebraska. AVLIC was incorporated on June 22, 1983 and commenced business December 29, 1983. AVLIC is currently licensed to sell life insurance in 46 states and the District of Columbia. AVLIC's financial statements may be found at page 11 of the Statement of Additional Information.


AVLIC is a wholly-owned subsidiary of Ameritas Life Insurance Corp. ("Ameritas Life"). Ameritas Life is a mutual life insurance company domiciled in Nebraska since 1887. AVLIC, as a wholly-owned subsidiary of Ameritas Life, has a rating of A+ (Superior) from A.M. Best Company, a firm that analyzes insurance carriers. Ameritas Life enjoys a long standing A+ (Superior) rating from A.M. Best. Ameritas Life also has an AA ("Excellent") rating from Standard & Poor's for claims paying ability. The Home Offices of both AVLIC and Ameritas Life are at One Ameritas Way, 5900 "O" Street, P.O. Box 82550 , Lincoln, Nebraska 68501. Ameritas Life and subsidiaries had total assets at December 31, 1995 of over $2.4 billion. Ameritas Life guarantees the obligations of AVLIC. This guarantee will continue until AVLIC is recognized by a National Rating Agency as having a financial rating equal to or greater than Ameritas Life, or until AVLIC is acquired by another insurance company who has a financial rating equal to or greater than Ameritas Life and who agrees to assume the guarantee.

AVLIC voted to approve a Merger Agreement with Ameritas Life ("Agreement") at its December 5, 1994, board meeting. The merger was scheduled to occur on May 1, 1995, or such later date as the required regulatory approvals could be obtained. On March 31, 1995, the company determined to postpone the merger to evaluate its options in light of the present regulatory climate. On February 27, 1996, AVLIC determined to postpone the merger indefinitely.

AVLIC may publish in advertisements and reports to the Policyowners, the ratings and other information assigned it by one or more independent rating services. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of AVLIC. The ratings do not relate to the performance of the separate account. Further, AVLIC may publish charts and other information concerning dollar cost averaging, portfolio rebalancing, earnings sweep, tax deference and other investment methods.


AMERITAS VARIABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VA-2

AVLIC established the Ameritas Variable Life Insurance Company Separate Account VA-2 (the "Account") on May 28, 1987, under Nebraska law as a separate investment account. This Account holds assets that are segregated from all of AVLIC's other assets and are not chargeable with liabilities arising out of any other business AVLIC may conduct. Income, gains, or losses of the Account are credited without regard to other income, gains, or losses of AVLIC. Although the assets maintained in the Account will not be charged with any liabilities arising out of AVLIC's other business all obligations arising under the policies are liabilities of AVLIC who will at all times maintain assets in the Account with a total market value at least equal to the reserve and other contract liabilities for the Account. The Account will at all times contain assets equal to or greater than account values invested in the separate account. Nevertheless, to the extent assets in the Account exceed AVLIC's liabilities in the Account, AVLIC may, from time to time, withdraw the assets available to cover general account obligations.

The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a Division of AVLIC.

THE FUNDS


There are currently nineteen Subaccounts within the Account which support the Policies, and each invests only in a corresponding portfolio of the Fidelity Fund, the Fidelity Fund II, the Alger American Fund, and/or the MFS Fund (collectively the "Funds").

As of May 1, 1996, The Dreyfus Stock Index Fund is no longer an investment option under the contract. Funds allocated to the Dreyfus Stock Index Fund as of April 30, 1996 may remain invested in that portfolio. If transferred out of the Dreyfus Stock Index portfolio, however, reinvestment into that portfolio will not be an option. AVLIC eventually intends to file an application with the Securities and Exchange Commission to substitute the shares of another portfolio for shares of the Dreyfus Stock Index Fund.


The Funds are registered with the SEC under the 1940 Act as open-end management investment companies. The registrations do not involve SEC supervision of the management or investment practices or policies of the Funds. The assets of each portfolio of the Funds are held separately from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information about the Funds, including a description of risks, charges and expenses is in the prospectuses for the Funds, which must accompany or precede this Prospectus. All underlying fund information, including Fund prospectuses, has been provided to AVLIC by the underlying Funds. AVLIC has not independently verified this information. One or more of the Portfolios may employ investment techniques that involve certain risks, including investing in non-investment grade, high risk debt securities, entering into repurchase agreements and reverse repurchase agreements, lending portfolio securities, engaging in "short sales against the box," investing in instruments issued by foreign banks, entering into firm commitment agreements and investing in warrants and restricted securities. The Alger American Leveraged AllCap Portfolio may employ "leverage" by borrowing money to increase its portfolio of securities, and may purchase or sell options and enter into futures contracts on securities indexes to increase gain or to hedge the value of the Portfolio. The High Income, Equity-Income, Asset Manager: Growth and Asset Manager Portfolios may invest in non-investment grade, high risk debt securities. These Prospectuses should be read carefully together with this Prospectus and retained.

Each  policyowner  should   periodically   consider  the  allocation  among  the
Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.

Since the Funds are designed to provide an investment vehicle for variable annuity and variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies and variable annuity contracts, there is a possibility that a material conflict may arise between the interests of the Account and one or more of the separate accounts of another participating insurance company. In the event of a material irreconcilable conflict, the affected insurance companies agree to take any necessary steps, including removing its separate accounts from the Funds, to resolve the matter. The risks of such mixed and shared funding are described further in the prospectuses of the Funds.

INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS' PORTFOLIOS

FIDELITY FUNDS
--------------

PORTFOLIO              INVESTMENT POLICY               OBJECTIVES
------------------     ---------------------------     -------------------------
Money Market1          High-quality  U.S.   dollar     Seeks  to  obtain as high
                       denominated  money   market     a level of current income
                       instruments of domestic and     as  is  consistent   with
                       foreign Issuers.(Commercial     preserving   capital  and
                       Paper,    Certificate    of     providing liquidity.
                       Deposit).

High Income1           At  least  65%  in   income     Seeks  to  obtain  a high
                       producing  debt  securities     level  of  current income
                       and preferred stocks, up to     by  investing   in   high
                       20%  in  common  stocks and     income  producing  lower-
                       other   equity  securities,     rated   debt   securities
                       and up to 15% in securities     (sometimes  called  "junk
                       subject  to  restriction on     bonds"), preferred stocks
                       resale.                         including     convertible
                                                       securities and restricted
                                                       securities.

Equity-Income1         At  least  65%  in   income     Seeks  reasonable  income
                       producing common or prefer-     by investing primarily in
                       red  stock.  The  remainder     income  producing  equity
                       will  normally  be invested     securities.  The goal  is
                       in  convertible   and  non-     to  achieve  a  yield  in
                       convertible debt obligations.   excess  of  the composite
                                                       yield  of  the Standard &
                                                       Poor's   500    Composite
                                                       Stock Price Index.

Growth1                Portfolio purchases normally    Seeks  to achieve capital
                       will  be  common  stocks of     appreciation.
                       both well-known established
                       companies and smaller, less-
                       known  companies,  although
                       the  investments  are   not
                       restricted to  any one type
                       of    security.    Dividend
                       income will only be consid-
                       ered  if  it  might have an
                       effect on stock values.

Overseas1              At  least  65%  invested in     Seeks  long-term  growth
                       securities    of    issuers     of  capital    primarily
                       outside  of  North America.     through  investments  in
                       Most   issuers   will    be     foreign securities.
                       located  in developed coun-
                       tries in  the Americas, the
                       Far East and Pacific Basin,
                       Scandinavia  and    Western
                       Europe.  While  the primary
                       purchases  will  be  common
                       stocks,   all   types    of
                       securities may be purchased.

Asset Manager2         Equities (Growth, High Div-     Seeks   to   obtain  high
                       idends,   Utility),   bonds     total     return     with
                       (Government,  Agency, Mort-     reduced  risk   over  the
                       gage  backed,   Convertible     long  term  by allocating
                       and Zero Coupon)  and money     its  assets  among domes-
                       market instruments.             tic  and  foreign stocks,
                                                       bonds,   and   short-term
                                                       fixed-income  securities.

Investment
Grade Bond2            A  portfolio  of investment     Seeks as high  a level of
                       grade  fixed-income   secu-     current income as is con-
                       rities with an average mat-     sistent with  the preser-
                       urity of ten years or less.     vation of capital.

Index 500 2            At least  80%  (65% if fund     Seeks investment  results
                       assets   are   below    $20     that  correspond  to  the
                       million)  in  equity  secu-     total  return  of  common
                       rities  of  companies  that     stocks publicly traded in
                       compose   the   Standard  &     the  United  States,   as
                       Poor's 500.  Also purchases     represented     by    the
                       short-term  debt securities     Standard & Poor's 500.
                       for  cash  management  pur-
                       poses  and uses various in-
                       vestment  techniques,  such
                       as  futures  contracts,  to
                       adjust  its exposure to the
                       Standard & Poor's 500.

Contrafund2            Portfolio   purchases  will     Seeks  long-term  capital
                       normally be common stock or     appreciation.
                       securities convertible into
                       common  stock  of companies
                       believed  to be undervalued
                       due to an overly  pessimis-
                       tic appraisal by the public.

Asset Manager:
Growth2                Focuses on stocks  for high     Seeks  to  maximize total
                       potential returns but also return by allocating its purchases bonds and short- assets among stocks,
                       term  instruments.              bonds, short-term instru-
                                                       ments  and  other invest-
                                                       ments.


ALGER AMERICAN
--------------
FUNDS
-----

PORTFOLIO              INVESTMENT POLICY               OBJECTIVES
------------------     ---------------------------     -------------------------
Income and             The  Portfolio  attempts to     Seeks to provide  a  high
Growth                 invest 100% of  its assets,     level  of dividend income
                       except   during   temporary     to  the extent consistent
                       defensive periods,  and  it     with  prudent  investment
                       is a fundamental  policy of     management.   Capital ap-
                       the  Portfolio to invest at     preciation is a secondary
                       least 65% of its assets  in     objective  of  the  Port-
                       dividend    paying   equity     folio.
                       securities  that are listed
                       on  a  national exchange or
                       in  securities  convertible
                       into dividend paying equity
                       securities.

Balanced The Portfolio will invest Seeks current income and its assets in common stocks long-term capital apprec-and investment grade pre- iation by investing in ferred stock and debt sec- common stocks and fixed urities as well as sec- income securities, with urities convertible into emphasis on income pro-common stocks. Except dur- ducing securities which
                       ing  defensive  periods, it     appear  to   have    some
                       is anticipated  that 25% of     potential   for   capital
                       the  portfolio  assets will     appreciation.
                       be invested in fixed income
                       senior  securities.

Small-Cap              Except   during   temporary     Seeks  long-term  capital
                       defensive   periods,    the     appreciation.
                       Portfolio invests  at least
                       65% of its total  assets in
                       equity     securities    of
                       companies that, at the time
                       of  purchase  of the secur-
                       ities,  have   total market
                       capitalization  within  the
                       range of companies included
                       in  the Russell 2000 Growth
                       Index,   updated quarterly.
                       The   Russell  2000  Growth
                       Index is  designed to track
                       the  performance  of  small
                       capitalization   companies.
                       The Portfolio may invest up
                       to  35% of its total assets
                       in   equity   securities of
                       companies that, at the time
                       of  purchase,  have   total
                       market       capitalization
                       outside   the range of com-
                       panies   included   in  the
                       Russell 2000  Growth  Index
                       and in excess of that amount
                       (up  to 100% of  its assets)
                       during  temporary defensive
                       periods.

MidCap                 Except    during  temporary     Seeks  long-term  capital
Growth                 defensive    periods,   the     appreciation.
                       Portfolio invests  at least
                       65% of its total  assets in
                       equity    securities     of
                       companies that, at the time
                       of  purchase  of  the  sec-
                       urities, have  total market
                       capitalization  within  the
                       range of companies included
                       in   the  S&P  Mid  Cap 400
                       Index,   updated quarterly.
                       The   S&P  MidCap 400 Index
                       is   designed  to track the
                       performance  of medium cap-
                       italization companies.  The
                       Portfolio may invest  up to
                       35% of its total  assets in
                       equity  securities  of com-
                       panies that, at the time of
                       purchase, have total market
                       capitalization outside  the
                       range of companies included
                       in the S&P MidCap 400 Index
                       and in excess of that amount
                       (up  to  100% of its assets)
                       during  temporary defensive
                       periods.

Growth                 The  Portfolio  will invest     Seeks  long-term  capital
                       its  assets  in   companies     appreciation.
                       whose securities are traded
                       on  domestic stock exchange
                       or in the  over-the-counter
                       market. The  Portfolio will
                       invest at least  85% of its
                       net assets  in  equity sec-
                       urities  and at  least  65%
                       of its total assets  in the
                       securities    of  companies
                       that  have  a  total market
                       capitalization     of    $1
                       billion or greater.

Leveraged              Invests at least 85% of net     Seeks  long-term  capital
All Cap                assets in equity securities     appreciation.
                       of  companies  of any size,
                       except   during   defensive
                       periods.  May purchase  put
                       and  call  options and sell
                       covered options to increase
                       gain  and hedge.  May enter
                       into  futures contracts and
                       purchase  and  sell options
                       on these futures contracts.
                       May  also   borrow    money
                       for purchase  of additional
                       securities.

MFS FUNDS
---------

PORTFOLIO              INVESTMENT POLICY               OBJECTIVES
------------------     ----------------------------    -------------------------
Emerging Growth        At least 80%  normally will     Seeks  to  provide  long-
Series                 be   invested   in   equity     term capital growth. Div-
                       securities  of     emerging     idend and interest income
                       growth companies. Up to 25%     is incidental.
                       may be invested in  foreign
                       securities  not   including
                       ADR's.

Utilities Series       At  least  65%,  but  up to     Seeks capital  growth and
                       100%, normally  will be in-     current   income   (above
                       vested  in  equity and debt     that   available  from  a
                       securities of both domestic     portfolio   invested  en-
                       and  foreign  companies  in     tirely  in  equity secur-
                       the  utilities    industry.     ities).
                       Normally, not more than 35%
                       will be invested in  equity
                       and   debt   securities  of
                       issuers in other industries,
                       including   foreign securi-
                       ties,  emerging market sec-
                       urities and non-dollar den-
                       ominated  securities.

World Governments      At  least 80% normally will     Seeks   capital   preser-
Series                 be invested in debt secur-      vation   and  growth with
                       ities.  May  invest  up  to     moderate  current income.
                       100%  of  assets in foreign
                       securities,       including
                       emerging   markets   secur-
                       ities.



1 Variable Insurance Products Fund Portfolio.
2 Variable Insurance Products Fund II Portfolio.



Each portfolio pays its manager a monthly fee for managing its investments and business affairs. In addition, each portfolio's total operating expenses will include fees for shareholder services and other expenses, such as custodial, legal, accounting, and other miscellaneous fees. (See "Fee Table" page 4). A complete description of the expenses, fees, and charges of the portfolios is found in the Funds' prospectuses and Statements of Additional Information.



ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

AVLIC reserves the right, subject to applicable law, and if necessary, after notice to and prior approval from the SEC and/or state insurance authorities, to make additions to, deletions from, or substitutions for the shares that are held in the Account or that the Account may purchase. The Account may, to the extent permitted by law, purchase other securities for other Policies or permit a conversion between Policies upon request by the owners.

AVLIC also reserves the right, in its sole discretion, to establish additional Subaccounts of the Account, each of which would invest in shares corresponding to a new portfolio of the Fund or in shares of another investment company having a specified investment objective. AVLIC may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing owners on a basis to be determined by AVLIC.

If any of these substitutions or changes are made, AVLIC may by appropriate endorsement change the Policy to reflect the substitution or change. If AVLIC deems it to be in the best interest of owners, and subject to any approvals that may be required under applicable law, the Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AVLIC separate accounts. To the extent permitted by applicable law, AVLIC may also transfer the assets of the Account associated with the Policies to another separate account. In addition, AVLIC may, when permitted by law, restrict or eliminate any voting rights of owners or other persons who have voting rights as to the Account. The owner will be notified of any material change in the investment policy of any portfolio in which the owner has an interest.


FIXED ACCOUNT

Owners may elect to allocate all or a portion of their premium payments to the Fixed Account and they may also transfer monies from the Separate Account to the Fixed Account or from the Fixed Account to the Separate Account.

Payments allocated to the Fixed Account and transfers from the Separate Account to the Fixed Account are placed in the general account of AVLIC, which supports insurance and annuity obligations. The general account includes all of AVLIC's assets, except those assets segregated in the separate accounts. AVLIC has the sole discretion to invest the assets of the general account, subject to applicable law. AVLIC bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the owner bears the investment risk that the declared rate described below, may fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act") nor is the general account registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the general account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act.

We understand that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

AVLIC guarantees that it will credit interest at an effective annual rate of at least 3.5%. AVLIC may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the general account. ("Declared Rate(s)"). Each month AVLIC will establish the declared rate for the monies transferred or allocated to the Fixed Account that month. The owner will earn interest for a 12-month period on the amount transferred or allocated at the rate declared effective the month of transfer or allocation. After the end of the 12-month period, the monies will earn interest at the rate established by AVLIC for each month.


THE POLICY

The rights and benefits under the Policy are summarized in this prospectus. The Policy itself is what controls the rights and benefits. A copy of the Policy is available upon request from AVLIC.

The Policy is a variable annuity policy. The rights and benefits of the Policy are described below and in the policy form; however, AVLIC reserves the right to make any modification to conform the Policy to, or to give the owner the benefit of, any federal or state statute or any rule or regulation thereunder.

The policy may be purchased on a non-tax qualified basis ("nonqualified policy"). The Policy may also be purchased in connection with certain plans qualifying for favorable federal income tax treatment ("qualified policy").


POLICY APPLICATION AND PREMIUM PAYMENT


Individuals wishing to purchase a Policy must complete an application and submit it to AVLIC's Home Office (One Ameritas Way, 5900 "O" Street, P.O. Box 82550 , Lincoln, Nebraska 68501). The application to purchase a non-qualified annuity must be submitted with an initial premium payment of not less than $2,000 unless other provisions for payment of the $2,000 premium are made. An application to purchase an annuity in qualified plans may be submitted with initial monthly premiums of as little as $50 in periodic payment plans providing for $600 in premiums per year. Acceptance is subject to AVLIC's underwriting rules, and AVLIC reserves the right to reject an application for any reason. After the Policy is issued, an owner of a policy in a non-qualified plan may make additional premium payments of $500 or more. Smaller premium payments may be accepted on Bank-O-Matic in tax-qualified plans or at AVLIC's discretion. Also, AVLIC has the right not to accept total premiums greater than $1,000,000, or a premium payment where the total premium payments made under AVLIC annuity contracts having the same annuitant exceed $1,000,000. If the application and initial premium payment can be accepted in the form received, the initial premium payment will be applied to the purchase of a Policy within two business days after receipt by AVLIC at its Home Office. In those instances where other provisions for the payment of the initial premium are made, the initial premium will be applied after the application has been accepted and within two business days after AVLIC has received the initial premium in its home office in Federal Funds. The date that the initial premium is applied to the purchase of the Policy is the effective date of the Policy.

If an incomplete application is received, AVLIC will request the information necessary to complete the application. Once the application is completed and the initial premium received, the initial premium payment will be applied to the purchase of a Policy within two business days. If after five business days after its receipt with the initial premium the application remains incomplete, AVLIC will return the applicant's premium payment unless it obtains the applicant's permission to retain the premium payment pending completion of the application.

The policy date for the Policy will be the same day as the effective date for the Policy, unless it falls on the 29th, 30th or 31st of a month, in which case the policy date will be set at the 28th day of that month. The policy date is used to determine policy anniversary dates and policy years.


ALLOCATION OF PREMIUM

In the application for a Policy, the owner allocates the net premium to one or more Subaccounts of the Account or to the Fixed Account. The minimum percentage that may be allocated to any one Subaccount, or to the Fixed Account, is 10% of the premium, and fractional percentages may not be used. The allocations must total 100%.

The initial premium is allocated on the effective date of the Policy to the Money Market Subaccount. The initial premium, less any applicable premium taxes, will be used to purchase accumulation units of the Money Market Subaccount at the price next computed on the effective date. Thirteen days after the effective date, the accumulation value of the Policy will be allocated among the Subaccounts, or to the Fixed Account, as selected by the owner in the application.

The value of amounts allocated to Subaccounts of the Account will vary with the investment performance of these Subaccounts and the owner bears the entire investment risk. This will affect the Policy's cash surrender value which on the annuity date affects the level of annuity payments payable. Owners should periodically review their allocation of values in light of market conditions and overall financial planning requirements.

ACCUMULATION VALUE

The accumulation value of the policy is equal to the total premiums received, reduced by any applicable premium taxes, as affected by charges, withdrawals, and the investment experience of the designated Subaccounts and the interest earned in the Fixed Account.

On the effective date, the accumulation value of the Policy is equal to the initial premium received, reduced by any applicable premium taxes. Thereafter, the accumulation value of the Policy is determined as of the close of trading on the New York Stock Exchange on each valuation date by multiplying the number of accumulation units of each Subaccount credited to the Policy by the current value of an accumulation unit for each Subaccount and by adding the amount in the Fixed Account. The current value of an accumulation unit reflects the increase or decrease in value due to investment results of the Subaccount and certain charges, as described below. The number of accumulation units credited to the Policy is decreased by any annual administrative fee and the annual policy fee, any withdrawals, and any charges upon withdrawal and, upon annuitization, any applicable premium taxes and charges.

The accumulation value is expected to change from valuation period to valuation period, reflecting the net investment experience of the selected portfolios of the Funds, interest earned in the Fixed Account, additional premium payments, partial withdrawals as well as the deduction of any applicable charges under the Policy.

VALUE OF ACCUMULATION UNITS

The accumulation units of each Subaccount are valued separately. The value of an accumulation unit may change each valuation period according to the net investment performance of the shares purchased by each Subaccount and the daily charge under the Policy for mortality and expense risks and, if applicable, any federal and state income tax charges.

TRANSFERS

Accumulation value may be transferred among the Subaccounts and/or the Fixed Account 15 times each policy year without charge. A transfer charge of $10.00 may be imposed each additional time amounts are transferred between Subaccounts and/or the Fixed Account and will be deducted from the amount transferred. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. Accumulation values may also be transferred from the Subaccounts of the separate account to the Fixed Account without limitation. Transfers of up to the greater of: 25% of the accumulation value of the Fixed Account; the amount of any transfer from the Fixed Account during the prior thirteen months; or $1,000 may be made from the Fixed Account to the various Subaccounts during the 30 day period following the yearly anniversary date of the policy. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. AVLIC will effect transfers and determine all values in connection with transfers on the later of the date designated in the request or at the end of the valuation period during which the transfer request is received at the Home Office.

The privilege to initiate transactions by telephone will be made available to Policyowners automatically. AVLIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, AVLIC may be liable for any losses due to unauthorized or fraudulent instructions. The procedures AVLIC follows for transactions initiated by telephone include, but are not limited to, requiring the Policyowner to provide the policy number at the time of giving transfer instructions; AVLIC's tape recording of all telephone transfer instructions; and the provision, by AVLIC, of written confirmation of telephone transactions.

Transfers may be subject to additional limitations at the fund level.


SYSTEMATIC PROGRAMS

AVLIC may offer systematic programs as discussed below. Transfers of Accumulation Value made pursuant to these programs will not be counted in determining whether the transfer fee applies. All other normal transfer restrictions, as described above, apply.

PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, the Owner can instruct AVLIC to allocate Accumulation Value among the Subaccounts of the Account and the Fixed Account, on a systematic basis, in accordance with allocation instructions specified by the Owner.

DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, the owner can instruct AVLIC to automatically transfer, on a systematic basis, a predetermined amount or percentage specified by the Owner from any one Subaccount or the Fixed Account to any Subaccount(s) of the Separate Account.

EARNINGS SWEEP. Permits systematic redistribution of earnings among Subaccounts.

The Owner can request participation in the available programs when purchasing the Policy or at a later date. The Owner can change the allocation percentage or discontinue any program by sending written notice or calling the Home Office. Other scheduled programs may be made available. AVLIC reserves the right to modify, suspend or terminate such programs at any time. There is no charge for participation in these programs at this time.

OWNER INQUIRIES


Inquiries should be addressed to Ameritas Variable Life Insurance Company, One Ameritas Way, 5900 "O" Street, P.O. Box 82550 , Lincoln, Nebraska 68501 or made by calling 1-800-745-1112. All inquiries should include the policy number and the owner's name.


REFUND PRIVILEGE

The owner is given a period of time to examine a Policy and return it for a refund. The owner may cancel the Policy within the period of time stated on the policy form, which is 10 days after receipt of the Policy, unless state law requires a longer period of time. The refund is equal to the greater of the premiums paid or the premiums adjusted by investment gains and losses. To cancel the Policy, the owner should mail or deliver it to AVLIC at the Home Office. A refund, if the premium was paid by check, may be delayed until the check has cleared the owner's bank.

POLICY LOANS

After the first policy anniversary the policyowner of a policy purchased in a 403(b) qualified plan may borrow up to the lesser of: $50,000 (including all loans outstanding during the preceding year); or 50% of the cash surrender value of the policy; or 50% of the present value of the non-forfeitable accrued benefits of the owner under the policy. One loan may be taken each year and the minimum initial loan amount is $2,500. The loans usually are funded within 7 days of the receipt of a written request.


All loans must be repaid within five years with substantially level amortized payments made at least quarterly. Repayment for loans to purchase a dwelling to be used, within a reasonable time, as your principal residence may be made over a longer period. If any repayment due under the loan is unpaid for ninety (90) days, the balance will become due without notice. The loan will be repaid by deducting the balance and any applicable charges and taxes from the accumulation value subject to distribution limitations.

The current loan interest rate will be 7.5% and is guaranteed not to exceed 8% per annum. When a loan is made, accumulation values equal to the amount of the loan will be transferred from the Account and/or Fixed Account to the General Account of AVLIC as security for the indebtedness. The policyowner is currently earning 4.5% and is guaranteed to earn 3.5% on the amount securing the indebtedness. The accumulation values transferred out of the Account will be allocated among the subaccounts or Fixed Account as instructed by the policyowner when the loan is requested. If no instructions are given, the amounts will be withdrawn in proportion to the various accumulation values in the subaccounts or the Fixed Account. Upon repayment of the loan, the transfers back into the Account or Fixed Account will be allocated in accordance with the allocation instructions in effect when the payments are made.

The loans to policyowners of a policy purchased in 403(b) qualified plans will be considered distributions from the policy and subject to taxation unless the requirements of IRS Code Section 72(p), including repayment, are met. In addition policies purchased in plans subject to ERISA may be subject to ERISA requirements. AVLIC may refuse to make a loan which violates these requirements. AVLIC may be required to report the loan as income to the policyowner if the loan violates the IRS requirements or is not repaid according to the IRS requirements and the loan terms. This provision is not available in all states.

CHARGES AND DEDUCTIONS

Charges will be deducted periodically from the accumulation value of the Policy to compensate AVLIC for, among other things: (1) issuing and administering the Policy; (2) assuming certain risks in connection with the Policy; and (3) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below.

No deductions are made from the premium payments before they are allocated to the Account or Fixed Account, unless taxes are imposed by state law upon the receipt of a premium payment. In that case AVLIC will deduct the premium tax due when the premiums are received. Other charges, such as transfer and contingent deferred sales charges, may be levied upon, respectively transfers or withdrawals or, in some cases, upon annuitization or withdrawals, as described more fully below.

ADMINISTRATIVE CHARGES


ANNUAL POLICY FEE. An annual policy fee of up to $50.00 (currently $36.00, $30.00 in North Dakota) is deducted from the accumulation value on the last valuation date of each policy year. This charge reimburses AVLIC for the administrative costs of maintaining the Policy on AVLIC's system.

From time to time AVLIC may reduce the amount of the annual policy fee. AVLIC may do so when annuities are sold to individuals or a group of individuals in a manner that reduces the administrative costs of policy maintenance. AVLIC would consider such factors as: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of premium payments; and/or (d) other transactions where maintenance and/or administrative expenses are likely to be reduced.

Any elimination of the annual policy fee will not discriminate unfairly between Annuity purchasers. AVLIC will not make any changes to this charge where prohibited by law.

ANNUAL ADMINISTRAITON FEE. A charge of .20% of the accumulation value is calculated and deducted from the accumulation value on the last valuation date of each policy year. This charge, which is guaranteed not to be increased, is designed to reimburse AVLIC for administrative expenses incurred in connection with issuing the Policies and ongoing administrative expenses incurred in connection with servicing and maintaining the Policies. These expenses include the cost of processing the application and premium payments, establishing policy records, processing and servicing owner transactions and policy changes, recordkeeping, preparing and mailing reports, processing death benefit claims and overhead.

AVLIC does not expect to make a profit on the charges for the annual policy and annual administrative fees.

MORTALITY AND EXPENSE RISK CHARGE

AVLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the Policies. For assuming these risks, AVLIC makes a daily charge equal to an annual rate of 1.25% of the value of the average daily net assets of the Account. Of that amount, approximately .55% is charged to cover the mortality risks and .70% is charged to cover the expense risks assumed under the Policies. This charge is subtracted when determining the daily accumulation unit value. AVLIC guarantees that this charge will never increase. If this charge is insufficient to cover assumed risks, the loss will fall on AVLIC. Conversely, if the charge proves more than sufficient, any excess will be added to AVLIC's surplus. No mortality and risk expense charge is imposed on the Fixed Account.

The mortality risk borne by AVLIC under the Policies, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the Policies) regardless of how long all annuitants may live. This undertaking assures that neither an annuitant's own longevity, nor an improvement in life expectancy greater than expected, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Policy. It therefore relieves the annuitant from the risk that he will outlive the funds accumulated for retirement. In addition, AVLIC bears a mortality risk under the Policies, regardless of the annuity option selected, in that it guarantees the purchase rates for the annuity income options available under the Policy and it guarantees the death benefit of the Policy prior to the annuity date to be the greater of the accumulation value or the premium payments made. These risks are AVLIC's. The expense risk undertaken by AVLIC, with respect to the Account, is that the deductions for administrative costs under the Policies may be insufficient to cover the actual future costs incurred by AVLIC for providing policy administration services.

If the contingent deferred sales charge on withdrawals is insufficient to cover the distribution expenses, the deficiency will be met from AVLIC's general account funds, including the amount derived from the charge levied for mortality and expense risks.


CONTINGENT DEFERRED SALES CHARGE


Since no deduction for a sales charge is made from the premium payment, unless waived, a contingent deferred sales charge is imposed on certain partial and full withdrawals and upon certain annuitizations to cover certain expenses relating to the distribution of the Policy, including commissions to registered representatives and other promotional expenses. No charge is assessed for the withdrawal of the greater of 10% of the policy accumulation value or that portion of the accumulation value that exceeds the total premiums deposited. The contingent deferred sales charge is assessed only on premiums paid based upon the number of years since premiums withdrawn, were paid, on a first paid, first withdrawn basis. The contingent deferred sales charge is a maximum of 6% of the premium payment withdrawn and grades to 0% after the seventh year after the withdrawn premiums were deposited.


Those annuitants whose policies have been in force for at least one year and meet certain conditions may make withdrawals without surrender charges. (See "Critical Needs Withdrawals," page 21).

Where a partial or full withdrawal is taken or amounts are applied under an annuity option, which are subject to a contingent deferred sales charge, the contingent deferred sales charge will be expressed as a percentage of the premium payments withdrawn or annuitized as follows:

           Year              %            Year               %
            1................6             5.................4
            2................6             6.................3
            3................6             7.................2
            4................5             8+................0

In the case of a partial withdrawal or annuitization, the contingent deferred sales charge will be deducted from the amounts remaining under the Policy. The charge will be allocated pro rata among the Subaccounts (or the Fixed Account) based on the accumulation value in each prior to the withdrawal or annuitization unless an owner requests a partial withdrawal or annuitization from particular Subaccounts or the Fixed Account in which case the charge will be allocated among those Subaccounts or the Fixed Account in the same manner as the withdrawal. A contingent deferred sales charge will not be assessed on premium payments withdrawn at least two years after deposit, if withdrawn and applied under annuity income option c or d. (See "Annuity Income Options," page 23). Full or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request.



TAXES

AVLIC will, where such taxes are imposed by state law of the Policyowner's residence as made known to AVLIC upon the receipt of a premium payment, deduct premium taxes. If instead, premium taxes are imposed upon annuitization or withdrawals by said state, AVLIC will deduct applicable premium taxes at that time. Applicable premium tax rates depend upon such factors as the owner's current state of residency, and the insurance laws and the status of AVLIC in states where premium taxes are incurred. Currently, premium taxes range from 0% to 3.5% of the gross premium paid. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts. The owner will be notified of any applicable premium taxes. Owners are responsible for informing AVLIC in writing of changes of residence.

Under present laws, AVLIC will incur state or local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant; thus, AVLIC is not currently making a charge. If they increase, however, AVLIC may make charges for such taxes. Such charges would be deducted from the accumulation unit value.

AVLIC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "Federal Tax Matters," page 24). Based upon these expectations, no charge is being made currently to the Account for corporate federal income taxes which may be attributable to the Account.

AVLIC will periodically review the question of a charge to the Account for corporate federal income taxes related to the Account. Such a charge may be made in future years for any federal income taxes incurred by AVLIC. This might become necessary if the tax treatment of AVLIC is ultimately determined to be other than what AVLIC currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in AVLIC's tax status. In the event that AVLIC should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policy, the accumulation unit value would be correspondingly adjusted by any provision or charge for such taxes.



FUND INVESTMENT ADVISORY FEES AND EXPENSES

Because the Account purchases shares of the Funds, the net assets of the Account will reflect the value of Funds' shares and, therefore, the investment advisory fees and other expenses incurred by the Funds. A complete description of the expenses and deductions from the Funds' portfolios is found in the Funds' prospectuses and Statements Of Additional Information.

AVLIC may receive administrative fees from the investment advisers of certain funds.

DISTRIBUTIONS UNDER THE POLICY

FULL AND PARTIAL WITHDRAWALS


The owner may make elective and systematic partial withdrawals or a full withdrawal of the Policy to receive part or all of the accumulation value (less any applicable charges), at any time before the annuity date and while the annuitant is living, by sending a written request to AVLIC. The withdrawal right may be restricted by Section 403(b)(11) of the IRS Code and, should the withdrawal be an eligible rollover distribution from a qualified plan or an annuity in a 403(b) plan, it will be subject to a mandatory 20% withholding under the IRS Code unless the distribution is paid directly by AVLIC into an eligible retirement plan in a direct rollover. (See "Federal Tax Matters," page
24). No partial or full withdrawals may be made after the annuity date except as permitted under the particular annuity option. The amount available for full or partial withdrawal ("cash surrender value") is the accumulation value at the end of the valuation period during which the written request for withdrawal is received, less any contingent deferred sales charge, any applicable premium taxes, and in the case of a full withdrawal, less the annual policy and administrative fees that would be due on the last valuation date of the policy year. The cash surrender value may be paid in a lump sum to the owner, or, if elected, all or any part may be paid out under an annuity income option. (See "Annuity Income Options," page 23).


CRITICAL NEEDS WITHDRAWALS. Annuitants whose policies have been in force for at least one year may, under certain conditions, make withdrawals without surrender charges. These conditions include: the annuitant must be 65 or younger when the policy was issued; the policy accumulation value must exceed $5,000; the annuitant must provide a medical doctor's verification of diagnosis of terminal illness with less than 12 months to live; or verification of 90 consecutive days of confinement in a medical facility for an approved medical reason; and no additional premium payments are made during the waiver period. The waiver of withdrawal charges during medical confinement will continue for 90 days after release. This waiver of withdrawal charges is not available in all states.

In the absence of specific direction from the owner, amounts will be withdrawn from the Subaccounts and the Fixed Account on a pro rata basis. Any partial withdrawal that would reduce the cash surrender value to less than $100 will be considered a request for full withdrawal. Any partial annuitization will be allocated first to earnings and then to principal.

All withdrawals of amounts held in the Account will be paid within seven days of receipt of written request, subject to postponement in certain circumstances. (See "Deferment of Payment," page 23). Payments under the Policy of any amounts derived from a premium paid by check may be delayed until such time as the check has cleared the payor's bank. If, at the time the owner makes a partial or full withdrawal request, he or she has not provided AVLIC with a written election not to have federal income taxes withheld, AVLIC must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. At the owner's request, AVLIC will provide a form to request a withdrawal and to notify AVLIC of the owner's election whether to have federal income taxes withheld. Moreover, the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early withdrawals. (See "Federal Tax Matters - Taxation of Annuities in General," page 25).

Since the owner assumes the investment risk with respect to amounts held in the Account and because certain withdrawals are subject to a contingent deferred sales charge, the total amount paid upon withdrawals under the Policy (taking into account any prior withdrawals) may be more or less than the premium payments made.

ANNUITY DATE

The owner may specify an annuity date by written request, which can be no later than the policy anniversary nearest annuitant's 85th birthday. The annuity date may be extended up to the policy anniversary nearest the annuitant's 95th birthday (90th birthday in Oregon) without AVLIC's prior approval. The 29th, 30th, or 31st day of any month may not be selected as the annuity date. If no annuity date is specified, the annuity date will be the later of the fifth policy anniversary date (Seventh policy anniversary date in Oregon) or the policy anniversary which is nearest the annuitant's 85th birthday. The annuity date is the date that annuity payments are scheduled to commence under the Policy, unless the Policy has been surrendered or an amount has been paid as proceeds to the designated beneficiary prior to that date. In selecting an annuity date, the owner may wish to consider the applicability of a contingent deferred sales charge, which is imposed upon an annuitization prior to the third policy year following the premium payment where a life annuity is selected, and prior to the eighth policy year if any other annuity option is selected.

The owner may advance or defer the annuity date; however, the annuity date may not be advanced to a date prior to 30 days after the date a written request is received, or, without AVLIC's prior approval, deferred to a date beyond the policy anniversary date nearest the annuitant's 85th birthday. An annuity date may only be changed by written request during the annuitant's or joint annuitant's lifetime. Request must be received at AVLIC's Home Office at least 30 days before the then scheduled annuity date. The annuity date and annuity income options available for qualified contracts may also be controlled by endorsements, the plan or applicable law.


DEATH OF ANNUITANT PRIOR TO ANNUITY DATE

If the annuitant dies prior to the annuity date, an amount will be paid as proceeds to the beneficiary. Upon receipt of due proof of death of the annuitant, the death benefit becomes payable. The death benefit paid will equal the greater of the accumulation value or total premiums paid less withdrawals, on the date due proof of death is received by AVLIC at its Home Office. When the annuitant commits suicide within two years of the policy date, the death benefit is the cash surrender value. (See "Contestability," page 24). The death benefit is payable as a lump sum cash benefit or under one of the annuity income options. The owner may elect an annuity income option for the beneficiary, or if no such election was made by the owner and a cash benefit has not been paid, the beneficiary may make this election after the annuitant's death. Since "due proof of death" includes a "Claimant's Statement," which specifies how the beneficiary wishes to receive the benefit (unless the owner previously selected an option), the amount of the death benefit will continue to reflect the investment performance of the Account until that information is supplied to AVLIC. In order to take advantage of the favorable tax treatment accorded to receiving the death benefit as an annuity, the beneficiary must elect to receive the benefits under an annuity option within 60 days "after the day on which such lump sum became payable," as defined in the Internal Revenue Code. The death benefit will be paid to the beneficiary within seven days of when it becomes payable.


ELECTION OF ANNUITY INCOME OPTIONS

The amounts of any annuity payments payable will be set on the annuity date based on the net cash surrender value on that date that is applied under an annuity income option. The net cash surrender value is equal to the cash surrender value less any premium taxes, if applicable. Thereafter, the monthly annuity payment will not change, except in the event option (ai), Interest Payment, is elected in which case the payment will vary based on the rate of interest determined by AVLIC. All or part of the net cash surrender value may be placed under one or more annuity income options. If annuity payments are to be paid under more than one option, AVLIC must be told what part of the net cash surrender value is to be paid under each option.

The annuity income options are shown below. Election of an annuity income option must be made by written request to AVLIC at least thirty (30) days in advance of the annuity date. If no election is made, payments will be made beginning on the annuity date as an annuity under option c, as shown below. Subject to AVLIC's approval, the owner (or after the annuitant's death, the beneficiary) may select any other annuity income option AVLIC then offers. Annuity income options are not available to: (1) an assignee; or (2) any other than a natural person except with AVLIC's consent. If an annuity option selected does not generate monthly payments of at least $20, AVLIC reserves the right to pay the net cash surrender value as a lump sum payment.

If an annuity income option is chosen which depends on the continuation of life of the annuitant or of a joint annuitant, proof of birth date may be required before annuity payments begin. For annuity income options involving life income, the actual age of the annuitant or joint annuitant will affect the amount of each payment. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater. For annuity income options that do not involve life income, the length of the payment period will affect the amount of each payment, with the shorter the period, the greater the amount of each annuity payment.

ANNUITY INCOME OPTIONS

(ai) INTEREST PAYMENT. AVLIC will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by AVLIC.

(aii) DESIGNATED AMOUNT ANNUITY. Monthly annuity payments will be for a fixed amount. Payments continue until the amount AVLIC holds runs out.

(b) DESIGNATED PERIOD ANNUITY. Monthly annuity payments are paid for a period certain, as the owner elects, up to 20 years.

(c) LIFE ANNUITY. Monthly annuity payments are paid for the life of an annuitant, ceasing with the last annuity payment due prior to his or her death. Variations provide for guaranteed payments for a period of time.

(d) Joint and Last Survivor Annuity. Monthly annuity payments are paid based on the lives of the two annuitants and thereafter for the life of the survivor, ceasing with the last annuity payment due prior to the survivor's death.

The rate of interest payable under options ai, aii or b will be guaranteed at 3% compounded yearly. Payments under options c and d will be based on the 1983 Table "a" Annuity Table at 3 1/2% interest. AVLIC may, at any time of election of an annuity income option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables. These rates may be based on Annuity Tables which distinguish between males and females.

Under current administrative practice, AVLIC allows the beneficiary to transfer amounts applied under options ai, aii, and b to either option c or d after the annuity date. However, there is no guarantee that AVLIC will continue this practice which can be changed at any time at AVLIC's discretion.


DEFERMENT OF PAYMENT

Payment of any cash withdrawal or lump sum death benefit due from the Account will occur within seven days from the date the amount becomes payable, except that AVLIC may be permitted to defer such payment if:

a) the New York Stock Exchange is closed other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

b)     the SEC by order permits the postponement for the protection of owners;
       or

c) an emergency exists as determined by the SEC, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the net assets of the Account; or

d) surrenders or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request.

GENERAL PROVISIONS

The rights and benefits under the Policy are summarized in this prospectus. The Policy itself is what controls the rights and benefits. A copy of the Policy is available upon request from AVLIC.

CONTROL OF POLICY

The owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable beneficiary and any assignee of record, all rights, options, and privileges belong to the owner, if living; otherwise to any successor-owner or owners, if living; otherwise to the estate of the last owner to die.

BENEFICIARY

The owner may name both primary and contingent beneficiaries. The beneficiary(ies) and their designated class are specified in the application. Payments will be shared equally among beneficiaries of the same class unless otherwise stated. If a beneficiary dies before the annuitant, payments will be made to any surviving beneficiaries of the same class; otherwise to any beneficiary(ies) of the next class; otherwise to the owner; otherwise to the estate of the owner.

CHANGE OF BENEFICIARY

The owner may change the beneficiary by written request on a Change of Beneficiary form at any time during the annuitant's lifetime unless otherwise provided in the previous designation of beneficiary. AVLIC, at its option, may require that the Policy be returned to the Home Office for endorsement of any change, or that other forms be completed. The change will take effect as of the date of change is recorded at the Home Office. AVLIC will not be liable for any payment made or action taken before the change is recorded. No limit is placed on the number of changes that may be made.


CONTESTABILITY

AVLIC cannot contest the validity of this Policy after the policy date, subject to the "Misstatement of Age or Sex" provision. However, if the annuitant commits suicide within two years of the policy date, in states where applicable, the death benefit under the Policy will be limited to the Cash Surrender Value of the policy.


MISSTATEMENT OF AGE OR SEX

AVLIC may require proof of age and sex before making annuity payments. If the age or sex of the annuitant has been misstated, we will adjust the benefits and amounts payable under this Policy.

If the misstatement of age or sex is not found until after the income payments have started:

1. if we made any overpayments, we will add interest at the rate of 6% per year compounded yearly and charge them against payments to be made in the future.

2. if we made underpayments, the balance due plus interest at the rate of 6% per year compounded yearly will be paid in a lump sum.


REPORTS AND RECORDS

AVLIC will maintain all records relating to the Account and will mail the owner, at the last known address of record, within 30 days after each policy anniversary, an annual report which shows the current accumulation value as allocated among the Subaccounts or the Fixed Account, and charges made during the policy year. The owner may ask for more frequent reports, but except for the annual report, AVLIC reserves the right to charge a fee for each report. The owner will also be sent confirmations of transactions under the Policy, such as the purchase payment and transfers and withdrawals, and a periodic report for the Fund and a list of the portfolio securities held in each portfolio of the Fund and any other information required by the 1940 Act.


FEDERAL TAX MATTERS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE.

This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a contract. Any person concerned about these tax implications should consult a competent tax adviser before making a premium payment. This discussion is based upon AVLIC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service.

No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws, other than premium taxes. (See "Taxes," page 20).

The qualified policies are designed for use by individuals in connection with retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 401, 403(a), 403(b), 408 or 457 of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the contributions, on the accumulation value, on annuity payments and on the economic benefit to the owner, the annuitant or the beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned and on AVLIC's tax status. In addition, certain requirements must be satisfied in purchasing a qualified policy in connection with a tax qualified plan in order to receive favorable tax treatment. With respect to qualified policies an endorsement of the policy and/or limitations or penalties imposed by the Code may impose limits on premiums, withdrawals, distributions or benefits, or on other provisions of the policies. Therefore, purchasers of qualified policies should seek competent legal and tax advice regarding the suitability of the Policy for their situation, the applicable requirements and the tax treatment of the rights and benefits of a Policy. Section 403(b)(11) of the Code requires that no distribution be made from a plan under Section 403(b) except after age 59-1/2, separation from service, death or disability, or in the case of hardship, except in a tax free exchange to another qualified contract. The following discussion assumes the qualified policies are purchased in connection with retirement plans that qualify for the special federal income tax treatment described above.


TAXATION OF ANNUITIES IN GENERAL

Nonqualified Policies. The following discussion assumes that the Policy will qualify as an annuity policy for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

Section 72 of the Code governs taxation of annuities in general. AVLIC believes that an annuity owner generally is not taxed on increases in the value of a Policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the accumulation value (i.e."withdrawals") or as annuity payments under the annuity income option elected. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of a Policy who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's "investment in the policy" during the taxable year, even if no distribution occurs. There are, however, exceptions to this rule which you may wish to discuss with your tax counsel. The following discussion applies to Policies owned by natural persons.

The taxable portion of a distribution (in the form of an annuity or lump sum payment) is taxed as ordinary income, subject to any income averaging rules applicable to taxpayers generally. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the accumulation value generally will be treated as a distribution.

Generally, in the case of a withdrawal under a nonqualified policy, amounts received are first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the policy" at that time. Any additional amount is not taxable.

Although the tax consequences may vary depending on the annuity income option elected under the Policy, in general, only the portion of the annuity payment that represents the amount by which the accumulation value exceeds the "investment in the policy" will be taxed. For fixed annuity payments, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the policy" bears to the total expected value of the annuity payment for the term of the payment; however, the remainder of each annuity payment is taxable. Any distribution received subsequent to the investment in the policy being recovered will be fully taxable. In the case of a distribution pursuant to a nonqualified policy, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions: (1) made on or after the date on which the owner is actual age 59 1/2, (2) made as a result of death or disability of the owner, or (3) received in substantially equal payments as a life annuity subject to Internal Revenue Service requirements, including special "recapture" rules.

QUALIFIED POLICIES. The rules governing the tax treatment of distributions under qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Generally, in the case of a distribution to a participant or beneficiary under a Policy purchased in connection with these plans, only the portion of the payment in excess of the "investment in the policy" allocated to that payment is subject to tax. The "investment in the policy" equals the portion of plan contributions invested in the Policy that was not excluded from the participant's gross income, and may be zero. In general, for allowed withdrawals, a ratable portion of the amount received is taxable, based on the ratio of the investment in the policy to the total Policy value. The amount excluded from a taxpayer's income will be limited to an aggregate cap equal to the investment in the policy. The taxable portion of annuity payments is generally determined under the same rules applicable to nonqualified policies. However, special favorable tax treatment may be available for certain distributions (including lump sum distributions). Adverse tax consequences may result from distributions prior to age 59-1/2 (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in other certain circumstances.

Distributions from qualified plans are subject to specific tax withholding rules. Eligible rollover distributions from a qualified plan or annuities used in 403(b) plans are subject to income tax withholding at a rate of 20% unless the policyowner elects to have the distribution paid directly by AVLIC to an eligible retirement plan in a direct rollover. If the distribution is not an eligible rollover distribution, it is generally subject to the same withholding rules as distributions from non-qualified policies.

DISTRIBUTION OF THE POLICIES

Ameritas Investment Corp. ("Investment Corp."), a wholly-owned subsidiary of Ameritas Life Insurance Corp. and an affiliated company of AVLIC, will act as the principal underwriter of the Policies pursuant to an Underwriting Agreement between itself and AVLIC. Investment Corp. was organized under the laws of the State of Nebraska on December 29, 1983, and is a broker/dealer registered pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policies are sold by individuals who are registered representatives of Investment Corp. and who are licensed as life insurance agents for AVLIC. Investment Corp. and AVLIC may authorize registered representatives of other registered broker/dealers to sell the Policies subject to applicable law.


Registered Representatives who sell the Policy will receive commissions based upon a commission schedule. After issuance of the Policy, commissions will equal, at most, 6.5% of premiums paid. Further, Registered Representatives who meet certain production standards may receive additional compensation, and managers receive override commissions with respect to the policies.


SAFEKEEPING OF THE ACCOUNT'S ASSETS

AVLIC holds the assets of the Account. The assets are kept physically segregated and held separate and apart from the general account assets. AVLIC maintains records of all purchases and redemptions of the Funds' shares by each of the Subaccounts.

THIRD PARTY SERVICES

AVLIC is aware that certain third parties are offering asset allocation, money management and timing services in connection with the contracts. In certain cases, AVLIC has agreed to honor transfer instructions from such services where it has received powers of attorney, in a form acceptable to it, from the contract owners participating in the service. AVLIC does not endorse, approve or recommend such services in any way and contract owners should be aware that fees paid for such services are separate and in addition to fees paid under the contracts.

VOTING RIGHTS

To the extent required by law, the portfolio shares held in the Account will be voted by AVLIC at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. The 1940 Act currently requires shareholder voting on matters such as the election of the Board of Trustees of the Funds, the approval of the investment advisory contract, changes in the fundamental investment policies of the Funds, and approval of the independent accountants. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and, as a result, AVLIC determines that it is allowed to vote the portfolio shares in its own right, AVLIC may elect to do so.

The number of votes which are available to an owner will be calculated separately for each Subaccount of the Account. That number will be determined by applying his or her percentage interest, if any, in a particular Subaccount to the total number of votes attributable to the Subaccount.

Prior to the annuity date, the owner holds a voting interest in each Subaccount to which the accumulation value is allocated.

The number of votes which are available to an owner will be determined by dividing the accumulation value attributable to a Subaccount by the net asset value per share of the applicable portfolio. In determining the number of votes, fractional shares will be recognized.

The number of votes of the portfolio which are available will be determined as of the date coincident with the date established by that portfolio for determining shareholders eligible to vote at the meeting of the Funds. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

Shares of Funds as to which no timely instructions are received, or shares held by AVLIC as to which owners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Policies participating in that Subaccount.

Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate portfolio.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Account is a party or to which the assets of the Account are subject. AVLIC is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Account.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available that contains more details concerning the subjects discussed in this Prospectus. This can be obtained by writing to the address on the front page or by calling 1-800-745- 1112. The following is the Table of Contents for that Statement:


                                                                            Page
GENERAL INFORMATION AND HISTORY......................................         2
THE POLICY...........................................................         2
GENERAL MATTERS......................................................         6
FEDERAL TAX MATTERS..................................................         8
DISTRIBUTION OF THE POLICY...........................................         9
SAFEKEEPING OF ACCOUNT ASSETS .......................................         9
AVLIC ...............................................................         9
STATE REGULATION.....................................................        10
LEGAL MATTERS........................................................        10
EXPERTS..............................................................        10
OTHER INFORMATION....................................................        10
FINANCIAL STATEMENTS.................................................        10

APPENDIX A

LONG TERM MARKET TRENDS



The information below covering the period of 1926-1995 is an examination of the basic relationship between risk and return among the different asset classes, and between nominal and real (inflation adjusted) returns. The information is provided because the Policyowners have varied investment portfolios available which have different investment objectives and policies. The chart generally demonstrates how different classes of investments have performed during the period. The study of asset returns provides a period long enough to include most of the major types of events that investors have experienced in the past. This is a historical record and is not intended as a projection of future performance.

The graph depicts the growth of a dollar invested in common stocks, small company stocks, long-term government bonds, Treasury bills, and a hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1995. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small stock index starting in 1982. Charges associated with a variable insurance policy are not reflected in the chart.

Each of the cumulative index values is initiated at $1.00 at year-end 1925. The graph illustrates that common stocks and small stocks gained the most over the entire 70-year period: investments of one dollar would have grown to $1,113.92 and $3,822.40 respectively, by year-end 1995. This growth, however, was earned by taking substantial risk. In contrast, long-term government bonds (with an approximate 20-year maturity), which exposed the holder to less risk, grew to only $34.04. Note that the return and principal value of an investment in stocks will fluctuate with changes in market conditions. Prices of small company stocks are generally more volatile than those of large company stocks. Government bonds and Treasury Bills are guaranteed by the U.S. Government and, if held to maturity, offer a fixed rate of return and a fixed principal value.

The lowest risk strategy over the past 70 years was to buy U.S.  Treasury bills.
Since   Treasury   bills  tended  to  track   inflation,   the  resulting   real
(inflation-adjusted) returns were near zero for the entire 1926-1995 period.


Omitted graph illustrates long term market trends as described in the narrative above.



























                       Year End 1925 = $1.00

                       Source: Stocks, Bonds, Bills, and Inflation 1996 Yearbook
                      (C)Ibbotson Associates, Chicago. All Rights Reserved.

APPENDIX B

STANDARD & POOR'S 500

The Standard and Poor's (S & P 500) is a weighted index of 500 widely held stocks: 400 Industrials, 40 Financial Company Stocks, 40 Public Utilities, and 20 Transportation stocks, most of which are traded on the New York Stock Exchange. This information is provided because the Policyowners have varied investment options available. The investment options, except the Fixed Account and the Money Market Account, involve investments in the stock market. The S & P 500 is generally regarded as an accurate composite of the overall stock market.


PERCENT CHANGE OF TOTAL RETURN
STANDARD & POOR'S 500 INDEX

                                   %
             Year                Change
------------------------------------------
 1           1971                 14.56      Omitted graph depicts the activity
 2           1972                 18.90      of the S&P 500 Index for the years
 3           1973                -14.77      1971-1995.
 4           1974                -26.39
 5           1975                 37.16
 6           1976                 23.57
 7           1977                 -7.42
 8           1978                  6.38
 9           1979                 18.20
10           1980                 32.27
11           1981                 -5.01
12           1982                 21.44
13           1983                 22.38
14           1984                  6.10
15           1985                 31.57
16           1986                 18.56
17           1987                  5.10
18           1988                 16.61
19           1989                 31.69
20           1990                 -3.14
21           1991                 30.45
22           1992                  7.61
23           1993                 10.08

24           1994                  1.32
25           1995                 37.58


THE CHART ASSUMES THE RETURN EXPERIENCED BY THE STANDARD & POOR'S 500 INDEX FOR THE LAST 25 YEARS. FUTURE RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER. THE INFORMATION IN THE CHART IS NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE.

INDEX PERFORMANCE IS NOT ILLUSTRATIVE OF POLICY SUBACCOUNT PERFORMANCE, AND INVESTMENTS ARE NOT MADE IN THE INDEX.

APPENDIX C








                              QUALIFIED DISCLOSURES





                          * Information Statement For:

                                408(b) IRA Plans
                                408(k) SEP Plans




                          * Information Statement For:

                                403(b) TSA Plans



                          * Information Statement For:

                       401(a) Pension/Profit Sharing Plans








[GRAPHIC OMITTED]                  AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO

If this annuity is being purchased as a qualified plan as defined under specified sections of the Internal Revenue Code, as purchaser (owner) or fiduciary of an Employee Benefit Plan purchasing the annuity, you should carefully review the Information Statement for your specific plan.

Depending on the type of plan, we are required to provide this disclosure to you to meet the requirements of the Internal Revenue Service (IRS) and/or the Employee Retirement Income Security Act of 1974 (ERISA).

Acknowledgement of your receipt of the required disclosure is included within the application language above your signature.







                                Table of Contents



Information Statement
         408(b) Individual Retirement Annuity (IRA) Plans
         408(k) Simplified Employee Pension (SEP) Plans.............      QD-1


Information Statement
         403(b) Tax Sheltered Annuity (TSA) Plans....................     QD-6


Information Statement
         401(a) Pension/Profit Sharing Plans.........................     QD-7

[GRAPHIC OMITTED]                AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO


                              INFORMATION STATEMENT
                408(b) Individual Retirement Annuity (IRA) Plans
                 408(k) Simplified Employee Pension (SEP) Plans


--------------------------------------------------------------------------------

For purchasers of a 408(b) Individual Retirement Annuity (IRA) Plan or 408(k) Simplified Employee Pension (SEP) Plan, please review the following:

PART 1.  PROCEDURE FOR REVOKING THE IRA PLAN:

After you establish an IRA Plan with Ameritas Variable Life Insurance Company (AVLIC), you are able to revoke your IRA within a limited time and receive a full refund of the initial premium paid, if any. The period for revocation will not be less than the legal minimum of seven (7) days following the date you execute an application for an IRA with AVLIC.


To revoke  your IRA,  you  should  send a signed  and dated  written  notice to:
Ameritas Variable Life Insurance Company, Policyholder Service Department, One Ameritas Way, P.O. Box 82550, Lincoln, NE 68501


If your IRA contract was delivered to you, the contract should accompany your notice of revocation. Your notice of revocation will be considered mailed on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid.

To obtain further information about the revocation procedure, contact your AVLIC Representative or call 1-800-745-1112.


PART II.  PROVISIONS OF THE IRA LAW:

AVLIC's OVERTURE ANNUITY III (Form 4784), can be used for a Regular IRA, a Rollover IRA, a Spousal IRA Arrangement, or for a Simplified Employee Pension Plan (SEP). A separate policy must be purchased for each individual under each plan.

While provisions of the IRA law are similar for all such plans, any major differences are set forth under the appropriate topics below.

ELIGIBILITY:

  REGULAR IRA PLAN: Any employee under age 70 1/2 and earning income from personal services, is eligible to establish an IRA Plan although deductibility of the contributions is determined by adjusted gross income and whether the employee participates in a qualified employer-sponsored retirement plan.

  ROLLOVER IRA: This is an IRA plan purchased with your distributions from another IRA, a Section 401(a) Qualified Retirement Plan, or a Section 403(b) Tax Sheltered Annuity (TSA).

  Amounts transferred as rollover Contributions are not taxable in the year of distribution provided the rules for Rollover treatment are satisfied and may or may not be subject to withholding. Rollover Contributions are not deductible.

  SPOUSAL IRA ARRANGEMENT: A Spousal IRA, consisting of a contract for each spouse, may be set up provided a joint return is filed, the "nonworking spouse" has no earned income for the taxable year (or elects to be treated as having no compensation for the year), does not make a contribution to an IRA, and is under age 70 1/2 at the end of the tax year.

  SIMPLIFIED EMPLOYEE PENSION PLAN: An employee is eligible to participate in a SEP Plan based on eligibility requirements set forth in form 5305-SEP or the plan document provided by the employer.

  Divorced spouses can continue a spousal IRA or start a Regular IRA based on the standard IRA eligibility rules. All taxable alimony received by the divorced spouse under a decree of divorce or separate maintenance is treated as compensation for purposes of the IRA deduction limit.

  NONTRANSFERABILITY: You may not transfer, assign or sell your IRA Plan to anyone (except in the case of transfer incident to divorce).

  NONFORFEITABILITY: The value of your IRA Plan belongs to you at all times, without risk of forfeiture.


  PREMIUM: The annual premium (if applicable) of your IRA Plan may not exceed the lesser of $2,000, or 100% of compensation for the year. Any premium in excess of or in addition to $2,000 will be permitted only as a "Rollover Contribution." Your contribution must be made in cash. For IRA's established under Simplified Employee Pension Plans (SEP's), premiums are limited to the lesser of $30,000 or 15% of the first $150,000 of compensation (adjusted for cost of living increases). In addition, if the IRA is under a salary reduction Simplified Employee Pension (SARSEP), premiums made by salary reduction are limited to $7,000 (adjusted for cost of living increases).


MAXIMUM CONTRIBUTIONS:

  REGULAR IRA PLAN: In any year that your annuity is maintained under the rules for a Regular IRA Plan, your maximum contribution is limited to 100% of your earned income or $2,000, whichever is less. The amount of permissible contributions to your IRA may or may not be deductible. Whether IRA contributions (other than Rollovers) are deductible depends on whether you (or your spouse, if married) are an active participant in an employer-sponsored plan and whether your adjusted gross income is above the "phase-out level."

  See Deductible Contributions, Part III.

  ROLLOVER IRA: A Plan to Plan Rollover is a method for accomplishing continued tax deferral on otherwise taxable distributions from certain plans. Rollover contributions are not subject to the contribution limits on regular IRA contributions, but are not deductible.

  There are two ways to make a rollover to an IRA:

 (1) PARTICIPANT ROLLOVERS are available to participants, surviving spouses or former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans, TSAs or IRAs. Participant Rollovers are accomplished by contributing part or all of the eligible amounts (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. IRA to IRA Rollovers are limited to one per distribution plan per year, while direct IRA to IRA Transfers are not subject to this limitation.

 (2) DIRECT  ROLLOVERS  are  available to  participants,  surviving  spouses and former spouses who receive eligible rollover distributions from 401(a) Qualified Retirement Plans or TSAs. Direct Rollovers are made by instructing the plan trustee, custodian or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are NOT considered to be eligible for Rollover and include: (1) distributions which are part of a series of substantially equal periodic payments for 10 years or more; (2) distributions attributable to after-tax employee contributions to a 401(a) Qualified Retirement Plan or TSA;
(3) required minimum distributions made during or after the year you reach age 70 1/2; (4) amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed; and
(5) the portion of a distribution eligible for the death benefit exclusion.

At the time of a Rollover, you must irrevocably designate in writing that the transfer is to be treated as a Rollover Contribution. Eligible amounts which are not rolled over are normally taxed as ordinary income in the year of distribution. If a Rollover Contribution is made to an IRA from a Qualified Retirement Plan, you may later roll the value of the IRA into a new employer's plan provided you made no contributions to the IRA from other than the first employer's plan. This is known as "Conduit IRA," and you should designate your annuity as such when you complete your application.

SPOUSAL IRA ARRANGEMENT: In any year that your annuity is maintained under the rules for a Spousal IRA, the combined maximum contribution to both spouses' IRAs is the lesser of 100% of your compensation or $2,250. The contributions need not be equally divided, provided no more than $2,000 is contributed to either spouse's IRA. Whether the contribution is deductible or non-deductible depends on whether either spouse is an active participant in an employer-sponsored plan for the year, and whether the adjusted gross income of the couple is above the phase out level.

The contribution limit for divorced spouses is the lesser of $2,000 or the total of the taxpayer's earned income and alimony received for the year.


SEP PLAN: In any year that your annuity is maintained under the rules for a Simplified Employee Pension Plan, the employer's maximum contribution is the lesser of $30,000 or 15% of your first $150,000 of compensation (adjusted for cost-of-living increases) or as changed under Section 415 of the Code. You may also be able to make contributions to your SEP-IRA the same as you do to a Regular IRA, however, you will be considered an active participant for purposes of determining your deduction limit. In addition to the above limits, if your annuity is maintained under the rules for a salary reduction Simplified Employee Pension Plan (SARSEP), the maximum amount of employee pre-tax contributions which can be made is $7,000, adjusted for cost of living increases.


DISTRIBUTIONS: Payment to you from your IRA Plan must begin no later than the April 1 following the close of the calendar year in which you attain age 70 1/2, the Required Beginning Date (RBD). If you have not withdrawn your entire balance by this date, you may receive the entire value of your IRA Plan in one lump sum; arrange for an income to be paid over your lifetime, your expected lifetime, or over the lifetimes or expected lifetimes of you and your beneficiary.

RATE OF DISTRIBUTION: If you arrange for the value of your IRA Plan to be paid to you as retirement income rather than as one lump sum, then you must abide by IRS rules governing how quickly the value of your IRA plan must be paid out to you. Generally, it is acceptable to have an insurance company annuity pay income to you as long as you live, or as long as you and your beneficiary live.

MINIMUM DISTRIBUTION REQUIREMENTS: Once you reach your RBD, you must withdraw a minimum amount each year or be subject to a 50% non-deductible excise tax on the difference between the minimum required distribution and the amount distributed. To determine the required minimum distribution, divide your entire interest in your IRA (as of December 31 of your age 70 1/2 year) by your life expectancy or the joint life expectancies of you and your beneficiary. Your single or joint life expectancy is determined by using IRS life expectancy tables. See IRS Publications 575 and 590.

Your life expectancy (and that of your spousal beneficiary, if applicable) will be recalculated annually, unless you irrevocably elect otherwise. The life expectancy of a non-spouse beneficiary cannot be recalculated. Where life expectancy is not recalculated, it is reduced by one year for each year after your 70 1/2 year to determine the applicable remaining life expectancy. Also, if your benefit is payable in the form of a joint and survivor annuity, a larger minimum distribution amount may be required under IRS regulations, unless your spouse is the designated beneficiary.

If you die after the RBD, amounts undistributed at your death must be distributed at least as rapidly as under the method being used at the time of your death. If you die before the RBD, your entire interest must be distributed within 5 years of your death if no beneficiary is designated; or if a beneficiary is designated, over the life expectancy of the beneficiary if the beneficiary so elects by December 31 of the year following the year of your death. If the beneficiary fails to make an election, the benefit will be paid in equal or substantially equal installments over his/her life or life expectancy. Also, if a designated beneficiary is the spouse, the distribution must begin by December 31 of the year in which you would have attained age 70 1/2, or if not your spouse, December 31 of the year following your death.


PART III.  RESTRICTIONS AND TAX CONSIDERATIONS:

TIMING OF CONTRIBUTIONS: Once you establish an IRA, contributions (deductible or non-deductible) must be made by the due date, not including extensions, for filing your tax return. (Participant Rollovers must be made within 60 days of your receipt of the distribution.) A contribution made between January 1 and the filing due date for your return, must be submitted with written direction that it is being made for the prior plan year or it will be treated as made for the current year.

DEDUCTIBLE CONTRIBUTIONS: The amount of permissible contributions to your IRA may or may not be deductible. If you or your spouse are an active participant in an employer-sponsored retirement plan, the size of your deduction if any, will depend on your combined adjusted gross income (AGI). If your combined AGI is less than $40,000, you can deduct your entire contribution. If you are single and your AGI is less than $25,000, you may also take a full deduction. For married couples filing joint returns, the deduction is phased out between $40,000 and $50,000. For single individuals, the deduction is phased out between $25,000 and $35,000. If you are married and covered by an employer plan, but file separate tax returns, your deduction is phased out between $0 and $10,000 of AGI. If your AGI is not above the applicable phase out level, a minimum contribution of $200 is permitted regardless of whether the phase out rules provide for a lesser amount. You can elect to treat deductible contributions as non-deductible.

NON-DEDUCTIBLE CONTRIBUTIONS: It is possible for you to make non-deductible contributions to your IRA even if you are not eligible to make deductible contributions for the year. The amount of non-deductible contributions you can make depends on the amount of deductible contributions you make. The sum of your non-deductible and deductible contributions for a year may not exceed the lesser of (1) $2,000 ($2,250 when a spousal IRA is also involved), or (2) 100% of your compensation. IF YOU WISH TO MAKE A NON-DEDUCTIBLE CONTRIBUTION, YOU MUST REPORT THIS ON YOUR TAX RETURN BY FILING FORM 8606 (NON-DEDUCTIBLE IRA CONTRIBUTIONS, IRA BASIS, AND NONTAXABLE IRA DISTRIBUTIONS). REMEMBER, YOU ARE REQUIRED TO KEEP TRACK OF YOUR NON-DEDUCTIBLE CONTRIBUTIONS AS AVLIC DOES NOT KEEP A RECORD OF THESE FOR YOU. THIS INFORMATION WILL BE NECESSARY TO DOCUMENT THAT THE CONTRIBUTIONS WERE MADE ON A NON-DEDUCTIBLE BASIS AND THEREFORE, ARE NOT TAXABLE UPON DISTRIBUTION.

EXCESS CONTRIBUTIONS: There is a 6% IRS penalty tax on IRA contributions in excess of permissible contributions. However, excess contributions made in one year may be applied against the contribution limits in a later year if the contributions in the later year are less than the limit. This penalty tax can be avoided if the excess amount, together with any earnings on it, is returned to you before the due date of your tax return for the year for which the excess amount was contributed. The penalty tax will apply to each year the excess amount remains in the IRA Plan, until it is removed either by having it returned to you or by making a reduced contribution in a subsequent year. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

LOANS AND PROHIBITED TRANSACTIONS: You may not borrow from your IRA Plan or pledge it as security for a loan. This would disqualify your entire IRA Plan, and its full value would be included in your taxable income in the year of violation. This amount would also be subject to the 10% penalty tax on premature distributions. Your IRA Plan will similarly be disqualified if you or your beneficiary engage in any transaction prohibited by Section 4975 of the Internal Revenue Code.

TAXABILITY OF DISTRIBUTIONS: Any cash distribution from your IRA Plan is normally taxable as ordinary income. All IRAs of an individual are treated as one contract. All distributions during a taxable year are treated as one distribution; and the value of the contract, income on the contract, and investment on the contract is computed as of the close of the calendar year with or within which the taxable year ends. If an individual withdraws an amount from an IRA during a taxable year and the individual has previously made both deductible and non-deductible IRA contributions, the amount includable in income for the taxable year is the portion of the amount withdrawn which bears the same ratio to the amount withdrawn for the taxable year as the individual's aggregate non-deductible IRA contributions bear to the balance of all IRAs of the individual, including rollover IRAs and SEPs.

LUMP SUM DISTRIBUTION: If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions), and is not eligible for the special tax rules on lump sum distributions which are used with other types of Qualified Retirement Plans.

PREMATURE DISTRIBUTION: There is a 10% penalty tax on amounts distributed prior to the attainment of age 59 1/2, except for distributions made to a beneficiary on or after the owner's death, distributions attributable to the owner's being disabled, or distributions that are part of a series of substantially equal periodic payments for the life of the owner or the joint lives of the owner and his beneficiary. The part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

MINIMUM REQUIRED DISTRIBUTION: SEE PART II, MINIMUM DISTRIBUTION REQUIREMENTS. An IRA Plan which is not totally distributed to you by April 1 of the year following the year in which you attain age 70 1/2, must be distributed over one of the following periods: 1) the entire life of the owner, 2) the lives of the owner and his beneficiary, 3) a period certain not extending beyond the life expectancy of the owner or the joint life and last survivor expectancy of the owner and his beneficiary. If the minimum distribution is not made, the excess, in any taxable year, of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.


MAXIMUM DISTRIBUTION: Generally, an excess distribution is an annual distribution in excess of the annual ceiling (currently $150,000). If you made a grandfather election pursuant to IRC 4980 A, your annual ceiling is $150,000 , as indexed annually. Excess distributions are subject to a 15% excise tax. The tax is reduced by any payment of the 10% excise tax on early withdrawals.
Excluded from the excise tax are distributions after the death of the participant, distributions payable to an alternate payee under a qualified domestic relations order, distributions attributable to after-tax employee contributions, and distributions not includable in income by reason of a Rollover Contribution. Also, a 15% excise tax is imposed on your excess retirement accumulation at the time of your death. This amount is the excess of the value of all accrued benefits under all your IRAs, Qualified Retirement Plans, and TSAs, over the present value of a single life annuity with payments equal to the annual ceiling (currently $150,000), payable over your life expectancy prior to death.


TAX FILING: You are not required to file a special IRA tax form for any taxable year (1) for which no penalty tax is imposed with respect to the IRA Plan, and
(2) in which the only activities engaged in, with respect to the IRA Plan, are making deductible contributions and receiving permissible distributions. Information regarding such contributions or distributions will be included on the regular Form 1040. For further information, consult the instructions for Form 5329 (Return for Individual Retirement Savings Arrangements), Form 8606 and IRS Publication 590.

TAX ADVICE: AVLIC is providing this general information as required by the Internal Revenue Code and assumes no responsibility for its application to your particular tax situation. Please consult your personal tax advisor regarding specific questions you may have.

ADDITIONAL INFORMATION: You may obtain more information about IRA Plans from any district office of the IRS and IRS Publication 590.

PART IV.  STATUS OF AVLIC IRA PLAN:


INTERNAL REVENUE SERVICE APPROVAL LETTER: AVLIC has applied for approval from the Internal Revenue Service as to the form of OVERTURE ANNUITY III (Form 4784), including the Guaranteed Minimum Death Benefit rider, for use in funding IRA plans. Such approval, when received, is a determination only as to the form of the Annuity Contract, and does not represent a determination of the merits of the annuity.



PART V.  FINANCIAL DISCLOSURE:

The following is a general description and required financial disclosure information for the variable annuity product, OVERTURE ANNUITY III (Form 4784) offered by AVLIC, hereafter referred to as the policy.

In order for you to achieve your retirement objectives, you should be prepared to make your IRA Plan a long term savings program. An IRA is not suited to short-term savings, nor was it intended to be by Congress, as indicated by the penalties on withdrawal before age 59 1/2 (except for death or disability). However, you should be aware of the values in your IRA Plan during the early years as well as at retirement.

Prior to the annuity date, the policy allows you to accumulate funds based on the investment experience of the assets underlying the policy in the Separate Account or the Fixed Account. Currently, the assets which underlie the Separate Account are invested exclusively in shares of mutual funds, the "Funds", managed or administered by several fund managers. Each of the Subaccounts of the Separate Account invest solely in the corresponding portfolio of the Funds. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives which are described in the accompanying prospectus for the Funds which you would have received when making an application for your annuity. The accumulation value of your IRA Plan allocated to the Separate Account will vary in accordance with the investment performance of the Subaccounts you selected. Therefore, for assets in the Separate Account, you bear the entire investment risk prior to the annuity date.

Premium payments and subsequent allocations to the Fixed Account are placed in the general account of AVLIC which supports insurance and annuity obligations. Policyowners are paid interest on the amounts placed in the Fixed Account at guaranteed rates (3.5%) or at higher rates declared by AVLIC.

ACCUMULATION VALUE: On the effective date, the accumulation value of the policy is equal to the premium received, reduced by any applicable premium taxes. Thereafter, the accumulation value of the policy is determined as of the close of trading on the New York Stock Exchange on each valuation date by multiplying the number of accumulation units for each Subaccount credited to the policy by the current value of an accumulation unit for each Subaccount, and by adding the amount deposited in the Fixed Account, plus interest. The current value of an accumulation unit reflects the increase or decrease in value due to investment results of the Subaccount and certain charges, as described below. The number of accumulation units credited to the policy is decreased by any annual administrative fee and the annual policy fee, any withdrawals and any charges upon withdrawal and, upon annuitization, any applicable premium taxes and charges.

A valuation period is the period between successive valuation dates. It begins at the close of trading on the New York Stock Exchange on each valuation date and ends at the close of trading on the next succeeding valuation date. A valuation date is each day that the New York Stock Exchange is open for business.

The accumulation value is expected to change from valuation period to valuation period, reflecting the net investment experience of the selected portfolios of the Funds, interest earned in the Fixed Account, additional premium payments, partial withdrawals, as well as the deduction of any applicable charges under the policy. GROWTH IN THE ACCUMULATION VALUE BASED ON INVESTMENTS IN THE ACCOUNT IS NEITHER GUARANTEED NOR PROJECTED.

VALUE OF ACCUMULATION UNITS: The accumulation units of each Subaccount are valued separately. The value of an accumulation unit may change each valuation period according to the net investment performance of the shares purchased by each Subaccount and the daily charge under the policy for mortality and expense risks, and if applicable, any federal and state income tax charges.

CASH SURRENDER VALUE: The amount available for full or partial withdrawal, which is the accumulation value less any contingent deferred sales charge, any applicable premium taxes, and, in the case of a full withdrawal, the annual policy and administrative fees.

ANNUAL POLICY FEE: An annual policy fee of $36, $30 in North Dakota is deducted from the accumulation value on the last valuation date of each policy year and on a full withdrawal if between policy anniversaries. This charge reimburses AVLIC for the administrative costs of maintaining the policy on AVLIC's system. This charge may be increased to a maximum of $50., and may be reduced or eliminated.

ANNUAL ADMINISTRATIVE FEE: A charge of .20% of the accumulation value is calculated and deducted from the accumulation value on the last valuation date of each policy year or on a full withdrawal if between policy anniversaries. This charge, which is guaranteed not to be increased, is designed to reimburse AVLIC for administrative expenses incurred in connection with issuing the policy and ongoing administrative expenses incurred in connection with servicing and maintaining the policies. These expenses include the cost of processing the application and premium payment, establishing policy records, processing and servicing owner transactions and policy changes, recordkeeping, preparing and mailing reports, processing death benefit claims, and overhead costs.

MORTALITY AND EXPENSE RISK CHARGE: AVLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. For assuming these risks, AVLIC makes a daily charge equal to an annual rate of 1.25% of the value of the average daily net assets of the Account. Of that amount, approximately .55% is charged to cover the mortality risks and .70% is charged to cover the expense risks assumed under the policies. This charge is subtracted when determining the daily accumulation unit value. AVLIC guarantees that this charge will never increase. If this charge is insufficient to cover assumed risks, the loss will fall on AVLIC. Conversely, if the charge proves more than sufficient, any excess will be added to AVLIC's surplus. No mortality and expense risk charge is imposed on the Fixed Account.

TAXES: AVLIC will, where such taxes are imposed by state law upon the receipt of a premium payment, deduct premium taxes. If premium taxes are imposed upon annuitization, AVLIC will deduct applicable premium taxes at that time. Applicable premium tax rates depend upon such factors as the policyowner's current state of residency, and the insurance laws and the status of AVLIC in states where premium taxes are incurred. Currently, premium taxes range from 0% to 3.5% of the premium paid. Applicable premium tax rates are subject to change by legislation, administrative interpretations, or judicial acts. The owner will be notified of any applicable premium taxes.


PARTIAL AND FULL WITHDRAWALS: The owner may make a partial or a full withdrawal of the policy to receive part or all of the accumulation value (less any applicable charges), at any time before the annuity date and while the annuitant is living, by sending a written request to AVLIC. Partial withdrawals may be either systematic or elective. Systematic withdrawals provide for an automatic withdrawal, whereas, each elective withdrawal must be elected by the owner.
Systematic partial withdrawals are available on a monthly, quarterly, semi-annual or annual mode. This withdrawal right may be restricted by Section 403(b)(11) of the Internal Revenue Code if the annuity is used in connection with a Section 403(b) retirement plan. No partial or full withdrawals may be made after the annuity date except as permitted under the particular annuity option. The amount available for a full or partial withdrawal (cash surrender value) is the accumulation value at the end of the valuation period during which the written request for withdrawal is received, less any contingent deferred sales charge, any applicable premium taxes, and in the case of a full withdrawal, less the annual policy and administrative fees that would be due on the last valuation date of the policy year. The cash surrender value may be paid in a lump sum to the owner, or, if elected, all or any part may be paid out under an annuity income option.


CONTINGENT DEFERRED SALES CHARGE: Since no deduction for a sales charge is made from the premium payment, a contingent deferred sales charge is imposed on certain partial and full withdrawals, and upon certain annuitizations to cover certain expenses relating to the distribution of the policies, including commissions to registered representatives and other promotional expenses.

Total withdrawals in a policy year which exceed the greater of: 1) 10% of the accumulation value at the time of the withdrawal, or 2) any portion of the accumulation value which exceeds the total premium deposit will be subject to a contingent deferred sales charge (withdrawal charge). Contingent deferred sales charges are assessed only on premiums paid based upon the number of years since the policy year in which the premiums withdrawn were paid, on a first-paid, first-withdrawn basis.

Where a partial or full withdrawal is taken or amounts are applied under an annuity option, the amount withdrawn or annuitized (less any amount entitled to the free withdrawal) will be subject to a contingent deferred sales charge expressed in the following manner:

The charge will be a percentage of the premium payments withdrawn or annuitized.


   CHARGE AS A % OF EACH                     YEARS SINCE RECEIPT OF
      PREMIUM PAYMENT                         EACH PREMIUM PAYMENT

            6                                          1
            6                                          2
            6                                          3
            5                                          4
            4                                          5
            3                                          6
            2                                          7
            0                                          8+


In the case of a partial withdrawal or annuitization, the contingent deferred sales charge will be deducted from the amounts remaining under the policy. The charge will be allocated pro rata among the Subaccounts or the Fixed Account based on the accumulation value in each prior to the withdrawal or annuitization unless an owner requests a partial withdrawal or annuitization from particular Subaccounts or the Fixed Account, in which case the charge will be allocated among those Subaccounts or the Fixed Account in the same manner as the withdrawal. In the case of a full withdrawal or annuitization, the contingent deferred sales charge is deducted from the amount paid to the owner. Contingent deferred sales charges will not be imposed on certain withdrawals if the amounts withdrawn are applied under annuity income option c or d.


SALES COMMISSIONS: No deductions are made from the premium payments for sales charges. Compensation to the sales force is a maximum 6.5% based on premiums paid. To offset the costs of compensation and distribution expenses, a contingent deferred sales charge as described above is imposed on certain partial and full withdrawals.

[GRAPHIC OMITTED]                  AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO

                              EMPLOYEE BENEFIT PLAN

                              INFORMATION STATEMENT

                    403(b) Tax Sheltered Annuity (TSA) Plans


--------------------------------------------------------------------------------

For purchasers of a 403(b) Tax Sheltered Annuity (TSA) Plan, the purpose of this statement is to inform you, as the purchaser of the annuity or as the Fiduciary of an Employee Benefit Plan purchasing the annuity, of the following distribution limitations, notwithstanding policy language to the contrary. If this policy is purchased by the policyowner or his/her employer as part of a retirement plan under Internal Revenue Code (IRC)Section 403(b), distributions under the policy are limited as follows:

1. Distributions attributable to contributions made and interest accruing after December 3l, 1988, pursuant to a salary reduction agreement within the meaning of IRC Section 402(g)(3)(c) may be paid only:

    (A) when the employee attains age 59 1/2, separates from service, dies, or becomes disabled within the meaning of IRC Section 72(m)(7); or

    (B) in the case of hardship. (Hardship distributions may not be made from any income earned after December 31, 1988, which is attributable to salary reduction contributions regardless of when the salary reduction contributions were made).

2. Distributions attributable to funds transferred from IRC Section 403(b)(7) custodial account may be paid or made available only:

    (A) When the employee attains age 59 1/2, separates from service, dies or becomes disabled within the meaning of IRC Section 72(m)(7); or

    (B) in the case of financial hardship. Distributions on account of financial hardship will be permitted only with respect to the following amounts:

         (i) benefits accrued as of December 31, 1988, but not earnings on those amounts subsequent to that date.

         (ii) contributions made pursuant to a salary reduction agreement within the meaning of IRC Section 3121(a)(1)(D) after December 31, 1988, but not as to earnings on those contributions.

[GRAPHIC OMITTED]                  AMERITAS VARIABLE LIFE INSURANCE COMPANY LOGO

                              EMPLOYEE BENEFIT PLAN

                              INFORMATION STATEMENT

                       401(a) Pension/Profit Sharing Plans


--------------------------------------------------------------------------------
For purchasers of a 401(a) Pension/Profit Sharing Plan, the purpose of this statement is to inform you as an independent Fiduciary of the Employee Benefit Plan, of the Sales Representative's relationship to and compensation from Ameritas Variable Life Insurance Company (AVLIC), as well as to describe certain fees and charges under the OVERTURE ANNUITY III Policy being purchased from the Sales Representative.

The Sales Representative is appointed with AVLIC as its Sales Representative and is a Securities Registered Representative. In this position, the Sales Representative is employed to procure and submit to AVLIC applications for contracts, including applications for OVERTURE ANNUITY III.

COMMISSIONS, FEES AND CHARGES

The following commissions, fees and charges apply to OVERTURE ANNUITY III (policy):


SALES COMMISSION: No deductions are made from the premium payments for sales charges. Compensation to the Sales Representative's Broker/Dealer is a maximum of up to 6.5% based on premiums paid. To offset the costs of compensation and distribution expenses, a contingent deferred sales charge as described below is imposed on certain partial and full withdrawals.

ANNUAL POLICY AND ADMINISTRATIVE FEES: An annual policy fee of $36, $30 in North Dakota, is deducted from the accumulation value in the policy on the last valuation date of each policy year or on a full withdrawal if between policy anniversaries. This charge reimburses AVLIC for the administrative costs of maintaining the policy on AVLIC's system. This charge may be increased to a maximum of $50 and may be reduced or eliminated. The annual administrative fee is a charge of .20% of the accumulation value calculated and deducted from the accumulation value on the last valuation date of each policy year or on a full withdrawal if between policy anniversaries. This charge is guaranteed not to increase and is designed to reimburse AVLIC for administrative expenses of issuing, servicing and maintaining the policies. AVLIC does not expect to make a profit on either of these fees.

MORTALITY AND EXPENSE RISK CHARGE: AVLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. AVLIC makes a daily charge equal to an annual rate of 1.25% of the value of the average daily net assets of the Account under the policies. Of that amount, approximately .55% is charged to cover the mortality risks and .70% is charged to cover the expense risks assumed under the policies. This charge is subtracted when determining the daily accumulation unit value. AVLIC guarantees that this charge will never increase. If this charge is insufficient to cover assumed risks, the loss will fall on AVLIC. Conversely, if the charge proves more than sufficient, any excess will be added to AVLIC's surplus. No mortality and expense risk charge is imposed on the Fixed Account.


PARTIAL AND FULL WITHDRAWALS: The policyowner may make a partial or a full withdrawal of the policy to receive part or all of the accumulation value (less any applicable charges), at any time before the annuity date and while the annuitant is living by sending a written request to AVLIC. Partial withdrawals may be either systematic or elective. Systematic withdrawals provide for an automatic withdrawal, whereas, each elective withdrawal must be elected by the owner. Systematic partial withdrawals are available on a monthly, quarterly, semi-annual or annual mode. No partial or full withdrawals may be made after the annuity date except as permitted under the particular annuity option. The amount available for partial or full withdrawal (cash surrender value) is the accumulation value at the end of the valuation period during which the written request for withdrawal is received, less any contingent deferred sales charge, any applicable premium taxes, and in the case of a full withdrawal, the annual policy and administrative fees that would be due on the last valuation date of the policy year. The cash surrender value may be paid in a lump sum to the owner, or if elected, all or any part may be paid out under an annuity income option.


CONTINGENT DEFERRED SALES CHARGE: Since no deduction for a sales charge is made from the premium payment(s), a contingent deferred sales charge is imposed unless waived on certain partial and full withdrawals, and upon certain annuitizations to cover expenses relating to Registered Representatives and promotional expenses.

Total withdrawals in a policy year which exceed the greater of: (1) 10% of the accumulation value at the time of the withdrawal, or (2) any portion of the accumulation value which exceeds the total premium deposit will be subject to a contingent deferred sales charge. Contingent deferred sales charges are assessed only on premiums paid based upon the number of years since the policy year in which the premiums withdrawn were paid, on a first-paid, first-withdrawn basis.

Where a partial or full withdrawal is taken or amounts are applied under an annuity option, the amount withdrawn or annuitized (less any amount entitled to the free withdrawal) will be subject to a contingent deferred sales charge expressed as a percentage of the premium payments withdrawn or annuitized as follows:


                 CHARGE AS A % OF EACH            YEARS SINCE RECEIPT OF
                    PREMIUM PAYMENT                EACH PREMIUM PAYMENT

                          6                                 1
                          6                                 2
                          6                                 3
                          5                                 4
                          4                                 5
                          3                                 6
                          2                                 7
                          0                                 8+

In the case of a partial withdrawal or annuitization, the contingent deferred sales charge will be deducted from the amounts remaining under the policy. The charge will be allocated pro rata among the Subaccounts or the Fixed Account based on the accumulation value in each prior to the withdrawal or annuitization unless an owner requests a partial withdrawal or annuitization from particular Subaccounts or the Fixed Account, in which case the charge will be allocated among those Subaccounts or the Fixed Account in the same manner as the withdrawal. In the case of a full withdrawal or annuitization, the contingent deferred sales charge is deducted from the amount paid to the owner. Contingent deferred sales charges will not be imposed on certain withdrawals if the amounts withdrawn are applied under annuity income option c or d.

Taxes: AVLIC will deduct premium taxes upon receipt of a premium payment or upon annuitization depending upon the requirements of the law of the state of the policyowner's residence. Currently, premium taxes range from 0% to 3.5% of the premium paid, but are subject to change by legislation, administrative interpretations, or judicial act.

Fund Investment Advisory Fees and Expenses: At the direction of the policyowner, the Separate Account VA-2 purchases shares of Funds which are available for investment under this policy. The net assets of the Separate Account VA-2 will reflect the value of the Fund shares and therefore, investment advisory fees and other expenses of the Funds. A complete description of these fees and expenses is contained in the Funds' Prospectuses.

Part B                                                Registration No. 33-58642



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                      MULTI-PREMIUM VARIABLE ANNUITY POLICY


                                   Offered by


                    Ameritas Variable Life Insurance Company
              (formerly Bankers Life Assurance Company of Nebraska)
                           (A Nebraska Stock Company)
                                 5900 "O" Street
                             Lincoln, Nebraska 68510


                              ---------------------





         This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Multi-Premium Variable Annuity Policy ("Policy") offered by Ameritas Variable Life Insurance Company ("AVLIC"). You may obtain a copy of the Prospectus dated May 1, 1996 , by writing Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510, or calling, 1- 800-745-1112. Terms used in the current Prospectus for the Policy are incorporated in this Statement.


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.



         Dated:   May 1, 1996




                                TABLE OF CONTENTS

                                                                          PAGE
GENERAL INFORMATION AND HISTORY ..........................................   2
-------------------------------

THE POLICY ...............................................................   2
----------
          Accumulation Value..............................................   2
          ------------------

          Value of Accumulation Units ....................................   3
          ---------------------------

CALCULATION OF PERFORMANCE DATA ..........................................   3
-------------------------------

GENERAL MATTERS...........................................................   6
---------------
          The Policy .....................................................   6
          ----------
          Non-Participating ..............................................   7
          -----------------
          Assignment .....................................................   7
          ----------
          Annuity Data ...................................................   7
          ------------
          Ownership ......................................................   7
          ---------
          Joint Annuitant ................................................   7
          ----------------
          IRS Required Distributions .....................................   7
          --------------------------
FEDERAL TAX MATTERS ......................................................   8
-------------------
          Taxation of AVLIC ..............................................   8
          -----------------
          Tax Status of the Policies .....................................   8
          --------------------------
          Qualified Policies .............................................   8
          ------------------
DISTRIBUTION OF THE POLICY ...............................................   9
--------------------------

SAFEKEEPING OF ACCOUNT ASSETS ............................................   9
-----------------------------
AVLIC ....................................................................   9
-----
STATE REGULATION .........................................................  10
----------------
LEGAL MATTERS  ...........................................................  10
-------------
EXPERTS ..................................................................  10
-------
OTHER INFORMATION ........................................................  10
-----------------
FINANCIAL STATEMENTS .....................................................  10
--------------------

GENERAL INFORMATION AND HISTORY:
--------------------------------

        In order to supplement the description in the Prospectus, the following provides additional information concerning the company and its history.

      a.    Name Change

            Bankers Life Insurance Company of Nebraska, the parent of Bankers Life Assurance Company of Nebraska, and certain of their subsidiaries have changed their names as a part of an ongoing program of changing the names of Bankers Life Insurance Company and certain of its subsidiaries. The changes are as follows: Bankers Life Insurance Company of Nebraska changed its name to Ameritas Life Insurance Corp. (Ameritas Life) as of July 1, 1988; Bankers Life Assurance Company of Nebraska to Ameritas Variable Life Insurance Company (AVLIC) as of July 1, 1988; and BLICON, Inc. to Bankers Life Nebraska Company (Bankers Life Nebraska) as of April 11, 1988. These changes do not reflect any change in the relationships between the companies or the company and the policyholders. These changes have been made in the prospectus and elsewhere in the filings with the Commission. These changes are incorporated by reference wherever they may not have been physically changed.

      b. AVLIC is a fully controlled subsidiary of Ameritas Life. Ameritas Life has invested approximately $33.7 million in AVLIC to support its insurance operation. (See page eight of the Prospectus)

      c. AVLIC voted to approve a Merger Agreement with Ameritas Life ("Agreement") at its December 5, 1994, board meeting. The merger was scheduled to occur on May 1, 1995, or such later date as the required regulatory approvals could be obtained. On March 31, 1995, the company determined to postpone the merger to evaluate its options in light of the present regulatory climate. On February 27, 1996, AVLIC determined to postpone the merger indefinitely.

      d. AVLIC may publish in advertisements and reports to policyowners, the ratings and other information assigned it by one or more independent rating services. The purpose of the ratings are to reflect the financial strength and/or claims-paying ability of AVLIC.




THE POLICY
----------

      In order to supplement the description in the Prospectus, the following provides additional information about the Policy which may be of interest to the owners.


Accumulation Value
-------------------

      The Accumulation Value of a Policy on each valuation date is equal to:

      (1) the aggregate of the values attributable to the Policy in each Subaccount on the valuation date, determined for each Subaccount by multiplying the Subaccount's accumulation unit value by the number of the Subaccount accumulation units allocated to the Policy and/or the net allocation plus interest in the Fixed Account; plus;

      (2)   the amount deposited in the Fixed Account, plus interest; less

      (3)   any partial withdrawal, and its charge, made on the valuation date;
            less

      (4) any annual policy fee or annual administration fee deducted on that valuation date. In computing the accumulation value, the number of Subaccount accumulation units allocated to the Policy is determined after any transfer among the Subaccounts.

Value of Accumulation Units
---------------------------

The value of each Subaccount's accumulation units reflects the investment performance of that Subaccount.

The accumulation unit value of each Subaccount shall be calculated by:

      (1) multiplying the per share net asset value of the corresponding Fund portfolio on the valuation date by the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus

      (2) a daily charge of 0.003425% (equivalent to an annual rate of 1.25% of the average daily net assets)for mortality and expense risks; minus

      (3)   any applicable charge for federal and state income taxes, if any;
            and

      (4) dividing the result by the total number of accumulation units held in the Subaccount on the valuation date, before the purchase or redemption of any units on that date.

Calculation of Performance Data
-------------------------------

      As disclosed in the prospectus, premium payments will be allocated to the Separate Account VA-2 which has nineteen Subaccounts, with the assets of each invested in corresponding portfolios of the Variable Insurance Products Fund or the Variable Insurance Products Fund II (collectively the "Fidelity Funds"), the Alger American Fund, or the MFS Variable Insurance Trust ("The Funds"), or to the Fixed Account. From time to time AVLIC will advertise the performance data of the portfolios of the Funds.

      Fidelity Management & Research Company (FMR) is the manager of the Fidelity Funds. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. Alger American Funds are managed by Fred Alger Management, Inc. It stresses proprietary research by its large research team that follows approximately 1400 companies. MFS Variable Insurance Trust is advised by Massachusetts Financial Services Company. MFS is America's oldest mutual fund organization.




      Performance information for any subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Stock Index ("S & P 500"). Dow Jones Industrial Average ("DJIA"), Donahue Money Market Institutional Averages;
(2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

      Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

      The tables below are established to demonstrate performance results for each underlying portfolio with charges deducted at the Separate Account level as if the policy had been in force from the commencement of the portfolio. The performance information is based on the historical investment experience of the underlying portfolios and does not indicate or represent future performance.

Total Return
-------------

      Total returns quoted in advertising reflect all aspects of a subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18% which is the steady rate that would equal 100% grown on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.


     Table 1 The subaccounts will quote average annual returns for the period since the underlying portfolios commenced operation after deducting charges at the Separate Account level. Table 1 shows the average annual total return on a hypothetical investment in the subaccounts for the last year, five years, and ten years if applicable, and/or from the date that the portfolios began operations assuming that the contract was surrendered December 31, 1995. The average annual total returns to be shown in Table 1 were computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 + T)n = ERV where P is a hypothetical investment payment of $25,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. The returns reflect the risk and administrative charge (1.25% on an annual basis), annual administration fee of .20% and the annual policy fee. Since the contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the contract. The first column shows the average annual total return if you surrender the contract at the end of the period, the second column shows the average annual return if you do not surrender the contract.




       Table 1: Average Annual Total Return for Period Ending on 12/31/95


                                          One Year                    Five Year                Life of Fund
                                   Surrender                  Surrender                   Surrender
Subaccounts                        Contracts     Continue     Contracts     Continue      Contracts     Continue
------------------------        -------------  -----------  ------------  ------------  ------------  -----------
Fidelity VIP
--------------------
Money Market                        -1.78%        4.22%         2.35%         3.07%         5.00%         5.00%
High Income                         12.56%       18.56%        16.84%        17.27%         9.69%         9.69%
Equity Income                       27.07%       33.07%        19.27%        19.67%        11.21%        11.21%
Growth                              27.40%       33.40%        18.72%        19.12%        12.66%        12.66%
Overseas                             1.88%        7.88%         5.89%         6.52%         5.34%         5.34%
Fidelity VIP II
--------------------
Asset Manager                        9.17%       15.17%        10.62%        11.14%         8.95%         9.24%
Inv. Grade Bond                      9.53%       15.53%         6.83%         7.44%         6.77%         6.96%
Index 500                           29.06%       35.06%          N/A           N/A         12.28%        13.38%
Contrafund                            N/A          N/A           N/A           N/A         31.24%        37.20%
Asset Manager: Growth                 N/A          N/A           N/A           N/A         15.10%        21.06%

Inception of Funds: Money Market, 4/1/82; High-Income, 9/19/85; Equity-Income, 10/9/86; Growth, 10/9/86; Overseas, 1/28/87; Asset Manager, 9/6/89; Investment Grade Bond, 12/5/88; Index 500, 8/27/92; Contrafund, 1/3/95; Asset Manager:
Growth, 1/3/95.


*  Money Market reflects the most recent ten-year period.

                                          One Year                    Five Year                Life of Fund
                                   Surrender                  Surrender                   Surrender
Subaccounts                        Contracts     Continue     Contracts     Continue      Contracts     Continue
------------------------        -------------  -----------  ------------  ------------  ------------  -----------


Alger American
--------------
Small Captalization                 36.20%       42.20%        18.25%        18.66%        20.17%        20.26%
Growth                              28.36%       34.36%        19.39%        19.78%        17.09%        17.19%
Income and Growth                   27.13%       33.13%        10.54%        11.07%         8.01%         8.18%
Balanced                            20.71%       26.71%         6.35%         6.96%         6.11%         6.45%
Mid-Cap Growth                      36.35%       42.35%          N/A          N/A          25.08%        26.59%
Leveraged All-Cap                     N/A          N/A           N/A          N/A          70.78%        77.33%
MFS Variable Ins. Trust
-----------------------
Emerging Growth                       N/A          N/A           N/A          N/A          25.59%        41.55%
World Governments                    6.60%       12.60%          N/A          N/A           0.55%         4.32%
Utilities                           25.81%       31.81%          N/A          N/A          25.64%         31.60%


Inception of Funds: Alger American Income-Growth Portfolio, 11/15/88; Alger American Balanced, 9/5/89; Alger American Small Capitalization, 9/21/88; Alger American Growth, 1/9/89; Alger American Mid-Cap, 5/1/93, Alger American Leveraged AllCap, 1 /25 /95; MFS Emerging Growth, (not seeded as of 6/19/95); MFS Utilities, 1 /3/95; MFS World Governments, 6/14/94.

   In addition to average annual returns, the subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the subaccounts for the last year, 5 years, 10 years if applicable, and/or from the date the portfolios began operations and assuming that the contract was surrendered December 31, 1995. The returns reflect the risk and administrative charge (1.25% on an annual basis), annual administrative fee of (.20%) and the policy fee. Since the contract is intended as a long-term product, the table also shows the cumulative total returns assuming that no money was withdrawn from contract. The first column shows the cumulative total return if you surrender the contract at the end of the period, the second column shows the cumulative total return if you do not surrender the contract.



         Table 2: Cumulative Total Return for Period Ending on 12/31/95


                                          One Year                    Five Year                Life of Fund
                                   Surrender                  Surrender                   Surrender
Subaccounts                        Contracts     Continue     Contracts     Continue      Contracts     Continue
------------------------        -------------  -----------  ------------  ------------  ------------  -----------
Fidelity VIP
--------------------
Money Market                        -1.78%        4.22%        12.31%        16.31%        97.49%        97.49%
High Income                         12.56%       18.56%       117.76%       121.76%       162.41%       162.41%
Equity Income                       27.07%       33.07%       141.38%       145.38%       170.29%       170.29%
Growth                              27.40%       33.40%       135.88%       139.88%       205.26%       205.26%
Overseas                             1.88%        7.88%        33.14%        37.14%        60.12%        60.12%
Fidelity VIP II
--------------------
Asset Manager                        9.17%       15.17%        65.61%        69.61%        73.17%        76.17%
Inv. Grade Bond                      9.53%       15.53%        39.15%        43.15%        60.02%        62.02%
Index 500                           29.06%       35.06%          N/A          N/A          48.11%        53.11%
Contrafund                            N/A          N/A           N/A          N/A          31.44%        37.44%
Asset Manager: Growth                 N/A          N/A           N/A          N/A          15.19%        21.19%

*  Money Market reflects the most recent ten-year period.

                                          One Year                    Five Year                Life of Fund
                                   Surrender                  Surrender                   Surrender
Subaccounts                        Contracts     Continue     Contracts     Continue      Contracts     Continue
------------------------        -------------  -----------  ------------  ------------  ------------  -----------


Alger American
--------------

Small Captalization                 36.20%       42.20%       131.22%       135.22%       288.15%       290.15%
Growth                              28.36%       34.36%       142.57%       146.57%       205.27%       207.27%
Income and Growth                   27.13%       33.13%        65.05%        69.05%        74.50%        76.50%
Balanced                            20.71%       26.71%        36.02%        40.02%        46.29%        49.29%
Mid-Cap Growth                      36.35%       42.35%         N/A           N/A          82.99%        88.99%
Leveraged All-Cap                    N/A          N/A           N/A           N/A          65.78%        71.78%
MFS Variable Ins. Trust
-----------------------
Emerging Growth                      N/A          N/A           N/A           N/A          10.59%        16.59%
World Governments                    6.60%       12.60%         N/A           N/A           0.87%         6.87%
Utilities                           25.81%       31.81%         N/A           N/A          25.80%         31.80%



Yields
------

   Some subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load.

   Current yield for Money Market subaccount reflects the income generated by a subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.


   The net average yield for the 7-day period ended December 31, 1995 for the Money Market Fund was 3.97% and the effective yield for the 7-day period ended December 31, 1995 or the Money Market Fund was 4.05%.


GENERAL MATTERS
---------------

The Policy
----------

   The Policy, the application, any supplemental applications, and any amendments or endorsements make up the entire contract. All statements made in the application, in the absence of fraud, are considered representations and not warranties. Only statements in the application that is attached to the Policy and any supplemental applications made a part of the Policy when a change went into effect can be used to contest a claim or the validity of the Policy. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by AVLIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions.

Non-Participating
-----------------

   The Policies are non-participating. No dividends are payable and the Policies will not share in the profits or surplus earnings of AVLIC.

Assignment
----------

   Any non-qualified policy and any qualified policy, if permitted by the plan or by law relevant to the plan applicable to the qualified policy, may be assigned by the owner prior to the annuity date and during the annuitant's lifetime. AVLIC is not responsible for the validity of any assignment. No assignment will be recognized until AVLIC receives written notice thereof. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, not withstanding any settlement agreement in effect at the time the assignment was executed. AVLIC shall not be liable as to any payment or other settlement made by AVLIC before receipt of written notice.

Annuity Data
-------------

   AVLIC  will  not  be  liable  for  obligations   which  depend  on  receiving
information from a payee until such information is received in a form satisfactory to AVLIC.

Ownership
---------

   The owner of the Policy on the policy date is the annuitant, unless otherwise specified in the application. During the annuitant's lifetime, all rights and privileges under this Policy may be exercised solely by the owner. Ownership passes to the successor owner upon the death of the owner(s). If no successor owner is designated or if no successor owner is living, the successor owner is the owner's estate. From time to time AVLIC may require proof that the owner is still living.

   In order to change the owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with AVLIC at its Home Office. The change will take effect as of the date the change is recorded at the Home Office, and AVLIC will not be liable for any payment made or action taken before the change is recorded. The payment of proceeds is subject to the rights of any assignee of record. A change in the owner will be valid only upon absolute and complete assignment of the Policy. A collateral assignment is not a change of ownership.

Joint Annuitant
---------------

   The owner may, by written request at least 30 days prior to the annuity date, name a joint annuitant. Such joint annuitant must meet AVLIC's underwriting requirements. If approved by AVLIC, the joint annuitant shall be named in the Policy schedule pages or added by endorsement. An annuitant or joint annuitant may not be replaced.

   The annuity date shall be determined based on the date of birth of the annuitant. If the annuitant or joint annuitant dies prior to the annuity date, the survivor shall be the sole annuitant. Another joint annuitant may not be designated. Payment to a beneficiary shall not be made until the death of the surviving annuitant.

IRS Required Distributions
--------------------------

   If the owner (or any joint owner) dies before the entire interest in the Policy is distributed, the value of the Policy must be distributed to the designated beneficiary as described in this section so that the Policy qualifies as an annuity under the Code.

   If the death occurs on or after the annuity date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

   If the death occurs before the annuity date, the entire interest in the Policy will be distributed within five years after date of death or be used to purchase an immediate annuity under which payments will begin within one year of the owner's death and will be made for the life of the owner's designated beneficiary or for a period not extending beyond the life expectancy of that beneficiary.

   The owner's designated beneficiary is the person to whom ownership of the Policy passes by reason of death and must be a natural person. AVLIC reserves the right to require proof of death.

   If any portion of the owner's interest is payable to (or for the benefit of) the surviving spouse of the owner, the Policy may be continued with the surviving spouse as the new owner.

FEDERAL TAX MATTERS
-------------------

Taxation of AVLIC
-----------------

   AVLIC is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Account is not an entity separate from AVLIC and its operations form a part of AVLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Account are reinvested and are taken into account in determining the Policy values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing federal income tax law, AVLIC believes that Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

Tax Status of the Policies
--------------------------


   Section 817(h) of the Code provides in substance that Section 72 of the Code will not apply and AVLIC will not be treated as the owner of the assets of the Account unless the investments made by the Account are "adequately diversified" in accordance with regulations prescribed by the Secretary of Treasury (the "Treasury"). If the segregated account is not "adequately diversified", any increase in the value of a variable annuity contract will be taxed to the owner currently. The Account, through the fund, intends to comply with the diversification requirements prescribed by Treasury regulations which affect how the Fund's assets may be invested. Although AVLIC does not control the Fund, it has entered into an agreement regarding participation in the Fund, which requires the Fund to be operated in compliance with the requirements prescribed by the Treasury.


Qualified Policies
------------------

   The Policies are designed for use with several types of qualified plans. The following are brief descriptions of qualified plans with which the policies may be used:

   a. H.R. 10 Plans - Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees. Such plans commonly are referred to as "H.R. 10" or "Keogh" plans. Taxation of plan participants depends on the specified plan.

         The Code governs such plans with respect to maximum contributions, distribution dates, non- forfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form preapproved by the Internal Revenue Service, is adopted and implemented by the employer. When issued in connection with H.R. 10 plans, a Policy may be subject to special requirements to conform to the requirements under such plans.
         Purchasers of a Policy for such purposes will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.

   b. Individual Retirement Annuities - Section 408 of the Code permits certain individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or an "IRA." IRA's are subject to limitations on eligibility, maximum contributions, and time of distribution. Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of a Policy for use with an IRA may be subject to special requirements of the Internal Revenue Service. Purchasers of a Policy for such purposes will be provided with supplemental information required by the Internal Revenue Service or other appropriate agency.

   c. Corporation Pension and Profit Sharing Plans -- Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Policies in order to provide benefits under the plans.

   d.    Plans  of  Public School Systems and Certain Tax Exempt Organizations -
         Section 403(b) of the Code permits public school systems and certain tax-exempt organizations to establish plans that provide retirement benefits for employees through the purchase of annuity contracts. Such plans may permit the purchase of the Policies in order to provide benefits under the plans. Section 403(b)(11) of the Code became effective January 1, 1989. 403(b)(11) provided that the policyholder may not elect to withdraw funds from a plan under Section 403(b) before age 59-1/2 and pay the taxes. The money may only be withdrawn as provided by the Code. On November 28, 1988, the Division of Investment Management issued a No Action Letter which stated that the Division would not recommend enforcement action against registrants who followed
         Section 403(b)(11) and did not allow such a withdrawal so long as the No Action Letter is complied with. The Registrant is acting in reliance on the November 28, 1988, No Action Letter and has complied, is complying and/or will comply with its provisions. The policyholder should fully review the prospectus and consult with his or her tax consultant before purchasing this annuity as a part of a Section 403(b) plan.


DISTRIBUTION OF THE POLICY
--------------------------

   Ameritas Investment Corp., the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Policies are offered to the public through brokers, licensed under the federal securities laws and state insurance laws, and properly licensed banking institutes that have entered into agreements with Ameritas Investment Corp. The offering of the Policies is continuous and Ameritas Investment Corp. has discontinued the offering of this policy in certain states and continues to offer it in other states.


SAFEKEEPING OF ACCOUNT ASSETS
-----------------------------

   Title to assets of the Account is held by AVLIC. The assets are kept physically segregated and held separate and apart from AVLIC's general account assets. Accumulation values deposited or transferred to the Fixed Account are held in the General Account of AVLIC. Records are maintained of all purchases and redemptions of eligible portfolio shares held by each of the Subaccounts.


AVLIC
-----

   All the stock of AVLIC is owned by Ameritas Life which is a mutual life insurance company located in the state of Nebraska. AVLIC has entered into Administration and Service Agreements with Ameritas Life to provide certain services at cost to AVLIC to assist with the administration of the Policies and the Account.


STATE REGULATION
----------------

   AVLIC is a stock life insurance company organized under the laws of Nebraska, and is subject to regulation by the Nebraska State Department of Insurance. An annual statement is filed with the Nebraska Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of AVLIC as of December 31 of the preceding calendar year. Periodically, the Nebraska Commissioner of Insurance examines the financial condition of AVLIC, including the liabilities and reserves of the Account and certifies their adequacy.

   In addition, AVLIC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review process. Where required by state law or regulation, the Policy will be modified accordingly.

LEGAL MATTERS
-------------

   All matters of Nebraska law pertaining to the validity of the Policy and AVLIC's right to issue such Policies under Nebraska law have been passed upon by Norman M. Krivosha, Director and Secretary of AVLIC.


EXPERTS
-------


   The financial statements of AVLIC as of December 31, 1995 and 1994 and for each of the three years in the period ended December 31, 1995 and the financial statements of the Account as of December 31, 1995 and for each of the three years in the period then ended, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.



OTHER INFORMATION
-----------------

   A registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the Prospectus. Statements contained in this Statement of Additional Information and the Prospectus concerning the content of the olicies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.


FINANCIAL STATEMENTS
--------------------

   The financial statements of AVLIC, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of AVLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Accounts.

                          Independent Auditors' Report


Board of Directors
Ameritas Variable Life
 Insurance Company
Lincoln, Nebraska


   We have audited the accompanying statement of net assets of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 1995, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company Separate Account VA-2 as of December 31, 1995, and the results of its operations and changes in its net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP


Lincoln, Nebraska
February 1, 1996



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 1995

ASSETS

INVESTMENTS AT NET ASSET VALUE:
    Variable Insurance Products Fund:
       Money Market Portfolio - 57,326,276.820 shares at
        $1.00 per share (cost $57,326,277)                                          $     57,326,277
       Equity-Income Portfolio - 6,108,926.067 shares at
        $19.27 per share (cost $94,508,852)                                              117,719,005
       Growth Portfolio - 2,971,949.855 shares at
        $29.20 per share (cost $57,863,552)                                               86,780,936
       High Income Portfolio - 2,977,840.998 shares at
        $12.05 per share (cost $30,107,808)                                               35,882,984
       Overseas Portfolio - 2,679,443.568 shares at
        $17.05 per share (cost $40,129,300)                                               45,684,513
    Variable Insurance Products Fund II:
       Asset Manager Portfolio - 7,290,675.998 shares at
        $15.79 per share (cost $98,674,251)                                              115,119,774
       Investment Grade Bond Portfolio - 1,849,902.201 shares at
        $12.48 per share (cost $21,290,557)                                               23,086,779
       Contrafund Portfolio - 180,841.664 shares at
        $13.78 per share (cost $2,484,527)                                                 2,491,998
       Asset Manager: Growth Portfolio - 18,976.724 shares at
        $11.78 per share (cost $227,044)                                                     223,546
       Index 500 Portfolio - 8,760.127 shares at
        $75.71 per share (cost $640,072)                                                     663,229
    Alger American Fund:
       Small Capitalization Portfolio - 1,122,238.230 shares at
        $39.41 per share (cost $33,526,841)                                               44,227,409
       Growth Portfolio - 779,513.143 shares at
        $31.16 per share (cost $19,359,618)                                               24,289,630
       Income and Growth Portfolio - 375,290.867 shares at
        $17.79 per share (cost $5,886,975)                                                 6,676,424
       Balanced Portfolio - 185,210.868 shares at
        $13.64 per share (cost $2,206,036)                                                 2,526,276
       Midcap Growth Portfolio - 767,854.736 shares at
        $19.44 per share (cost $12,645,906)                                               14,927,096
       Leveraged Allcap Portfolio - 59,119.959 shares at
        $17.43 per share (cost $1,013,339)                                                 1,030,461
    Dreyfus Stock Index Fund:
       Stock Index Fund Portfolio - 497,239.510 shares at
        $17.20 per share (cost $7,182,861)                                                 8,552,520
    MFS Variable Insurance Trust:
       Emerging Growth Series Portfolio - 82,885.087 shares at
        $11.41 per share (cost $954,293)                                                     945,719
       World Governments Series Portfolio - 17,352.610 shares at
        $10.17 per share (cost $188,160)                                                     176,476
       Utilities Series Portfolio - 43,059.498 shares at
        $12.57 per share (cost $555,844)                                                     541,258
                                                                                     ----------------

       NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                               $    588,872,310
                                                                                     ================


The accompanying notes are an integral part of these financial statements.



                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                        STATEMENT OF NET ASSETS (cont'd.)
                                DECEMBER 31, 1995





                                              Number of Units        Unit Value
                                              ---------------        ----------
Variable Insurance Products Fund:
     Money Market Portfolio                   41,390,848.004           1.384999     $     57,326,277
     Equity-Income Portfolio                   4,341,950.825          27.112008          117,719,005
     Growth Portfolio                          2,680,503.815          32.374860           86,780,936
     High Income Portfolio                     1,638,820.985          21.895609           35,882,984
     Overseas Portfolio                        2,693,065.371          16.963759           45,684,513
Variable Insurance Product Fund II:
     Asset Manager Portfolio                   6,384,770.138          18.030371          115,119,774
     Investment Grade Bond Portfolio           1,584,105.144          14.574020           23,086,779
     Contrafund Portfolio                        179,239.249          13.903194            2,491,998
     Asset Manager: Growth Portfolio              18,219.455           12.26962              223,546
     Index 500 Portfolio                           8,789.710          75.455188              663,229
Alger American Fund:
     Small Capitalization Portfolio            1,084,733.736          40.772594           44,227,409
     Growth Portfolio                            743,312.674          32.677540           24,289,630
     Income and Growth Portfolio                 366,345.060          18.224413            6,676,424
     Midcap Growth Portfolio                     793,128.739          18.820521           14,927,096
     Balanced Portfolio                          182,890.799          13.813031            2,526,276
     Leveraged Allcap Portfolio                   59,364.752          17.358127            1,030,461
Dreyfus Stock Index Fund:
     Stock Index Fund Portfolio                  373,353.176          22.907317            8,552,520
MFS Variable Insurance Trust:
     Emerging Growth Series Portfolio             80,881.596          11.692633              945,719
     World Governments Series Portfolio           15,779.622          11.183794              176,476
     Utilities Series Portfolio                   40,557.341          13.345497              541,258
                                                                                      ---------------
                                                                                     $   588,872,310
                                                                                      ===============





The accompanying notes are an integral part of these financial statements.


                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VA-2
               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,




                                                                1995                1994                1993
                                                          ----------------   ---------------      -------------
INVESTMENT INCOME
     Dividend distributions received                      $    10,791,789    $    6,905,119       $    4,452,093
EXPENSE
     Charges to policyowners for assuming
     mortality and expense risk (Note B)                        6,093,514         4,473,521            2,506,839
                                                            -------------      -------------       -------------
          INVESTMENT INCOME - NET                               4,698,275         2,431,598            1,945,254
                                                            -------------      -------------       -------------

REALIZED AND UNREALIZED GAIN/(LOSS)
ON INVESTMENTS - NET
     Capital gain distributions received                        2,906,457         9,513,298            1,933,896
     Unrealized increase/(decrease)                            83,391,448       (18,327,838)          25,810,690
                                                             ------------      -------------        ------------
          NET GAIN/(LOSS) ON INVESTMENTS                       86,297,905        (8,814,540)          27,744,586
                                                             ------------      -------------        ------------

          NET INCREASE/(DECREASE) IN NET
          ASSETS RESULTING FROM OPERATIONS                     90,996,180        (6,382,942)          29,689,840

NET INCREASE IN NET ASSETS RESULTING
     FROM PREMIUM PAYMENTS AND OTHER
     OPERATING TRANSFERS (Note B)                              93,106,859       123,008,669          124,378,071
                                                             ------------      ------------          -----------
          TOTAL INCREASE IN NET ASSETS                        184,103,039       116,625,727          154,067,911

NET ASSETS
     Beginning of period                                      404,769,271       288,143,544          134,075,633
                                                             ------------     -------------        -------------
     End of period                                         $  588,872,310    $  404,769,271      $   288,143,544
                                                             ============     =============        =============






The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995




A.   ORGANIZATION AND ACCOUNTING POLICIES:
     -------------------------------------

     Ameritas Variable Life Insurance Company Separate Account VA-2 (the Account) was established on May 28, 1987, under Nebraska law by Ameritas Variable Life Insurance Company (AVLIC), a wholly-owned subsidiary of Ameritas Life Insurance Corp. (ALIC). The assets of the Account are segregated from AVLIC's other assets and are used only to support variable annuity products issued by AVLIC.

     The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 1995, there are twenty subaccounts within the Account. Five of the subaccounts invest only in a corresponding Portfolio of the Variable Insurance Products Fund, and five invest only in a corresponding Portfolio of Variable Insurance Products Fund II. Both funds are diversified open-end management investment companies and are managed by Fidelity Management and Research Company. Six of the subaccounts invest only in a corresponding Portfolio of Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. One subaccount invests only in a corresponding Portfolio of Dreyfus Stock Index Fund which is a non-diversified open-end management investment company managed by Dreyfus Service Corporation. Three of the subaccounts invest only in a corresponding Portfolio of MFS Variable Insurance Trust which is a diversified open-end management investment company managed by Massachusetts Financial Services Company. All five funds are registered under the Investment Company Act of 1940, as amended. Each Portfolio pays the manager a monthly fee for managing its investments and business affairs. The assets of the Account are carried at the net asset value of the underlying Portfolios of the funds, and the value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products.

     AVLIC currently does not expect to incur any federal income tax liability attributable to the Account with respect to the sale of the variable annuity policies. If, however, AVLIC determines that it may incur such taxes attributable to the Account, it may assess a charge for such taxes against the account.


B.   POLICYHOLDER CHARGES:
     ---------------------

     AVLIC charges the Account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyholder, including the Fixed Account option which is not reflected in this separate account. The withdrawal of these charges are included as other operating transfers.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

C.   INFORMATION BY FUND:


                                                           Variable Insurance Products Fund
                                  -------------------------------------------------------------------------------
                                       Money         Equity-                            High
                                       Market        Income            Growth          Income          Overseas
                                  --------------   ------------    -------------    ------------    -------------
Balance 12-31-94                 $   64,578,099   $ 47,394,555    $  59,264,436    $ 19,815,317    $  32,138,329
Distributed earnings                  3,385,236      4,417,946          390,703       1,473,552          241,854
Mortality risk charge                  (738,735)      (943,916)        (957,307)       (415,996)        (465,500)
Unrealized increase/(decrease)              ---     17,850,823       20,702,655       4,685,960        3,572,714
Net premium transferred              (9,898,323)    48,999,597        7,380,449      10,324,151       10,197,116
                                  --------------  -------------  ---------------    ------------     ------------
Balance 12-31-95                 $   57,326,277  $ 117,719,005  $    86,780,936   $  35,882,984    $  45,684,513
                                  ==============  =============  ===============    ============     ============




                                                        Variable Insurance Products Fund  II
                                   ------------------------------------------------------------------------------
                                       Asset         Investment     Contrafund       Asset Mgr.:     Index 500
                                      Manager        Grade Bond         (1)          Growth (2)          (3)
                                   -------------   -------------   ------------   --------------    -------------
Balance 12-31-94                 $  121,107,120  $  14,907,528   $          ---   $           ---   $         ---
Distributed earnings                  2,486,418        741,402           30,567             9,363             ---
Mortality risk charge                (1,449,245)      (253,150)          (3,944)             (266)         (1,143)
Unrealized increase/(decrease)       15,665,746      2,423,519            7,472            (3,498)         23,156
Net premium transferred             (22,690,265)     5,267,480        2,457,903           217,947         641,216
                                  --------------   ------------    -------------    --------------    ------------
Balance 12-31-95                 $  115,119,774  $  23,086,779   $    2,491,998   $       223,546   $     663,229
                                  ==============   ============    =============    ==============    ============




                                                             Alger American Fund
                             ------------------------------------------------------------------------------------
                                  Small                       Income and      Midcap                   Leveraged
                             Capitalization       Growth        Growth        Growth      Balanced      Allcap(4)
                             ---------------   ------------   -----------   -----------  -----------  -----------
Balance 12-31-94            $  19,196,546    $ 15,553,231    $ 2,348,430   $ 3,540,066  $  1,030,537 $        ---
Distributed earnings                  ---         156,976         30,164           692        24,117          ---
Mortality risk charge            (390,434)       (218,376)       (51,556)      (96,907)      (20,525)      (1,843)
Unrealized increase/(decrease)  8,996,789       4,297,843        848,211     2,128,071       340,663       17,122
Net premium transferred        16,424,508       4,499,956      3,501,175     9,355,174     1,151,484    1,015,182
                              ------------    ------------    -----------    ----------   -----------  -----------
Balance 12-31-95            $  44,227,409   $  24,289,630   $  6,676,424   $14,927,096  $  2,526,276  $ 1,030,461
                              ============    ============    ===========   ===========   ===========  ===========




                                       MFS Variable Insurance Trust              Dreyfus
                             ----------------------------------------------   -------------
                               Emerging        World (6)        Utilities         Stock
                               Growth(5)      Governments           (7)         Index Fund              TOTAL
                             -------------  ---------------   -------------   -------------        --------------
Balance 12-31-94            $         ---  $           ---   $         ---    $  3,895,077        $   404,769,271
Distributed earnings               25,522           16,669          33,188         233,877             13,698,246
Mortality risk charge              (1,676)            (481)           (592)        (81,922)            (6,093,514)
Unrealized increase/(decrese)      (8,574)         (11,684)        (14,585)      1,869,045             83,391,448
Net premium transferred           930,447          171,972         523,247       2,636,443             93,106,859
                             -------------   --------------    ------------     -----------         --------------
Balance 12-31-95            $     945,719  $       176,476   $     541,258    $  8,552,520        $   588,872,310
                             =============   ==============    ============     ===========         ==============

                              (1) Commenced business 08/25/95. (5) Commenced business 08/25/95.
                              (2) Commenced business 09/15/95. (6) Commenced business 08/24/95.
                              (3) Commenced business 09/21/95. (7) Commenced business 09/18/95.
                              (4) Commenced business 08/30/95.




                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995

C. INFORMATION BY FUND:


                                                             Alger American Fund
                                 --------------------------------------------------------------------------------
                                      Small                           Income          Midcap
                                 Capitalization      Growth         and Growth        Growth           Balanced
                                 ---------------  -------------   --------------   --------------   -------------
Balance 12-31-93                $    16,350,688  $   4,033,279   $    1,486,488   $    1,241,078  $      398,861
Distributed earnings                    920,888        349,387           79,765            3,756          15,142
Mortality risk charge                  (191,599)       (77,513)         (21,926)         (17,859)         (8,792)
Unrealized increase/(decrease)       (1,419,617)        57,051         (188,024)          73,432         (31,583)
Net premium transferred               3,536,186     11,191,027          992,127        2,239,659         656,909
                                 ---------------   ------------     ------------    -------------    ------------
Balance 12-31-94               $     19,196,546  $  15,553,231   $    2,348,430   $    3,540,066  $    1,030,537
                                 ===============   ============     =============   =============    ============

Units Owned 12-31-94                671,144.393    641,126.689      172,001.664      268,394.026      94,786.818
Unit Value                            28.602706      24.259216        13.653531        13.189810       10.872152
                                  --------------   ------------     ------------     ------------   -------------
Fund Value                     $     19,196,546  $  15,553,231   $    2,348,430   $    3,540,066  $    1,030,537
                                  ==============   ============     ============     ============   =============


                                                        Variable Insurance Products Fund
                                 --------------------------------------------------------------------------------
                                      Money          Equity-                            High
                                      Market         Income           Growth           Income          Overseas
                                 ---------------  -------------    -------------    -------------   -------------
Balance 12-31-93                $    31,379,124  $  32,522,382    $  47,340,345    $  14,780,768    $ 26,209,548
Distributed earnings                  2,394,455      2,724,507        3,209,519        1,502,298         154,645
Mortality risk charge                  (689,406)      (506,822)        (627,238)        (226,605)       (394,955)
Unrealized increase/(decrease)              ---       (101,881)      (1,669,742)      (1,667,003)       (325,590)
Net premium transferred              31,493,926     12,756,369       11,011,552        5,425,859       6,494,681
                                  --------------   ------------    --------------    ------------    -------------
Balance 12-31-94               $     64,578,099   $ 47,394,555    $  59,264,436    $  19,815,317   $  32,138,329
                                  ==============   ============    ==============    ============    =============

Units Owned 12-31-94             48,755,227.272  2,332,200.380    2,448,226.330    1,076,076.694   2,050,429.513
Unit Value                             1.324537      20.321819         24.20709         18.41441        15.67395
                                ----------------  -------------   --------------   --------------   --------------
Fund Value                     $     64,578,099  $  47,394,555   $   59,264,436   $   19,815,317   $  32,138,329
                                ================  =============   ==============   ==============   ==============


                                       Variable Insurance
                                        Products Fund II            Dreyfus
                                 -----------------------------   -------------
                                     Asset         Investment        Stock
                                     Manager       Grade Bond     Index Fund                            TOTAL
                                 --------------   ------------   -------------                      -------------
Balance 12-31-93              $    93,247,898    $ 16,150,701   $  3,002,384                      $  288,143,544
Distributed earnings                4,919,949          43,054        101,052                          16,418,417
Mortality risk charge              (1,466,830)       (201,910)       (42,066)                         (4,473,521)
Unrealized increase/(decrease)    (12,320,921)       (662,594)       (71,366)                        (18,327,838)
Net premium transferred            36,727,024        (421,723)       905,073                         123,008,669
                               ---------------    ------------    -----------                       -------------
Balance 12-31-94              $   121,107,120    $ 14,907,528   $  3,895,077                      $  404,769,271
                               ===============    ============    ===========                       =============

Units Owned 12-31-94            7,758,786.284   1,185,301.883    229,756.110
Unit Value                          15.609029       12.576988      16.953095
                               ---------------  -------------    ------------
Fund Value                    $   121,107,120  $  14,907,528   $   3,895,077                      $  404,769,271
                               ===============  =============    ============                      =============

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT VA-2
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1995


C. INFORMATION BY FUND:

                                                             Alger American Fund
                                 --------------------------------------------------------------------------------
                                      Small                           Income          Midcap
                                 Capitalization      Growth         and Growth        Growth(1)      Balanced(2)
                                 ---------------  -------------   --------------   --------------   -------------
Balance 12-31-92                $     6,019,803  $   1,239,236   $      462,046   $          ---   $        ---
Distributed earnings                        ---          2,275            2,270           12,874            ---
Mortality risk charge                  (129,069)       (40,709)         (11,740)          (2,506)        (1,100)
Unrealized increase/(decrease)        2,526,576        489,862           92,877           79,687         11,161
Net premium transferred               7,933,378      2,342,615          941,035        1,151,023        388,800
                                 ---------------  -------------    -------------   --------------   ------------
Balance 12-31-93                $    16,350,688  $   4,033,279    $   1,486,488   $    1,241,078   $    398,861
                                 ===============  =============    =============   ==============   ============
Units Owned 12-31-93                539,880.302    166,606.094       98,620.982       91,504.219     34,686.690
Unit Value                            30.285775      24.208502        15.072731        13.563070      11.498952
                                 ---------------  -------------    -------------   --------------    -----------
Fund Value                      $    16,350,688  $   4,033,279    $   1,486,488  $     1,241,078   $    398,861
                                 ===============  =============    =============   ==============    ===========


                                                        Variable Insurance Products Fund
                                 --------------------------------------------------------------------------------
                                      Money          Equity-                            High
                                      Market         Income           Growth           Income          Overseas
                                 ---------------  -------------    -------------    -------------   -------------
Balance 12-31-92               $     29,668,140  $  17,944,740    $  22,003,274   $    6,438,579   $   5,204,318
Distributed earnings                    905,971        709,393          631,581          662,288         123,355
Mortality risk charge                  (353,926)      (327,850)        (417,745)        (159,048)       (135,471)
Unrealized increase/(decrease)              ---      3,398,207        4,791,173        1,637,298       2,845,554
Net premium transferred               1,158,939     10,797,892       20,332,062        6,201,651      18,171,792
                                ----------------  -------------    -------------    -------------    ------------
Balance 12-31-93               $     31,379,124  $  32,522,382   $   47,340,345    $  14,780,768   $  26,209,548
                                ================  =============   ==============    =============   =============

Units Owned 12-31-93             24,394,597.763  1,692,367.958    1,930,905.248      780,485.192   1,680,013.325
Unit Value                             1.286314      19.217087        24.517177        18.937922       15.600798
                                ----------------  -------------   -------------     -------------  --------------
Fund Value                     $     31,379,124  $  32,522,382   $  47,340,345     $  14,780,768   $  26,209,548
                                ================  =============   =============     =============   =============





                                       Variable Insurance
                                        Products Fund II            Dreyfus
                                ------------------------------   -------------
                                    Asset          Investment        Stock
                                    Manager        Grade Bond     Index Fund                            TOTAL
                                --------------    -------------  -------------                      -------------
Balance 12-31-92              $    34,649,384   $    9,649,029  $     797,084                     $   134,075,633
Distributed earnings                1,816,389          901,144        618,449                           6,385,989
Mortality risk charge                (746,442)        (157,317)       (23,916)                         (2,506,839)
Unrealized increase/(decrease)     10,105,096          274,580       (441,381)                         25,810,690
Net premium transferred            47,423,471        5,483,265      2,052,148                         124,378,071
                               ---------------    -------------   ------------                      --------------
Balance 12-31-93             $     93,247,898   $   16,150,701  $   3,002,384                     $   288,143,544
                               ===============    =============   ============                      ==============

Units Owned 12-31-93            5,540,619.649    1,220,611.462    176,454.414
Unit Value                          16.829868        13.231648      17.015069
                               ---------------   --------------  -------------
Fund Value                   $     93,247,898   $   16,150,701  $   3,002,384                     $   288,143,544
                               ===============   ==============  =============                      ==============

   (1)  Commenced business 5/26/93.
   (2)  Commenced business 6/08/93.

                          Independent Auditors' Report



Board of Directors
Ameritas Variable Life
  Insurance Company
Lincoln, Nebraska



   We have audited the accompanying balance sheets of Ameritas Variable Life Insurance Company as of December 31, 1995 and 1994, and the related statements of operations, changes in stockholder's equity and cash flows for each of the three years in the period ended December 31, 1995. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, such financial statements present fairly, in all material respects, the financial position of Ameritas Variable Life Insurance Company as of December 31, 1995 and 1994, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1995, in conformity with statutory accounting principles which are considered generally accepted accounting principles for mutual life insurance companies and their insurance subsidiaries.

As discussed in Note A to the financial statements, effective December 31, 1995, the Company changed a reserving practice.

DELOITTE & TOUCHE LLP


Lincoln, Nebraska
February 1, 1996


                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                                  BALANCE SHEETS
                                           (in thousands, except shares)


                                                                                           December 31,
                                                                                    ---------------------------
                                                                                        1995           1994
                                                                                    ------------   ------------
                       ASSETS
    Investments:
       Bonds, at amortized cost ( fair value of $40,344
          and $34,021) (Note C)                                                     $    38,753   $     34,607
       Short-term investments                                                             4,289          7,714
       Loans on life insurance policies                                                   2,639          1,597
                                                                                    -------------  -------------

          Total investments                                                              45,681         43,918

    Cash                                                                                  1,371            431
    Accrued investment income                                                               790            774
    Reinsurance recoverable - affiliates  (Note E)                                           57            467
    Other assets                                                                             76            129
    Separate Accounts  (Note F)                                                         682,482        462,886
                                                                                    -------------   ------------

                                                                                   $    730,457   $    508,605
                                                                                    =============   ============

LIABILITIES AND STOCKHOLDER'S EQUITY

    LIABILITIES:

    Life and annuity reserves                                                      $     28,740   $     30,578
    Funds left on deposit with the company                                                   87            142
    Interest maintenance reserve                                                             41             36
    Accounts payables - affiliates  (Note E)                                              1,926            884
    Income tax payable-affiliates                                                         1,221             36
    Accrued professional fees                                                                20             11
    Sundry current liabilities -
          Cash with applications                                                          1,305            562
          Other                                                                             662            692
    Valuation reserve                                                                       193            163
    Separate Accounts  (Note F)                                                         682,482        462,886
                                                                                    -------------    -----------
                                                                                        716,677        495,990
                                                                                    -------------    -----------


   STOCKHOLDER'S EQUITY:

    Common stock, par value $100 per share;                                               4,000          4,000
       authorized 50,000 shares, issued and
       outstanding 40,000 shares
    Additional paid-in capital                                                           29,700         29,700
    Deficit                                                                             (19,920)       (21,085)
                                                                                    -------------    -----------

                                                                                         13,780         12,615
                                                                                    -------------    -----------

                                                                                   $    730,457    $   508,605
                                                                                     ============    ===========



The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                                 (in thousands)





                                                                           Year Ended December 31,
                                                           --------------------------------------------------------
                                                                1995                 1994                 1993

                                                           --------------       ---------------     ---------------
INCOME:
    Premium income                                        $    158,436       $      174,085      $      155,166
    Less reinsurance:  (Note E)
       Yearly renewable term                                    (5,110)              (1,333)               (843)
                                                          --------------       ---------------     ---------------
       Net premium income                                      153,326              172,752             154,323
    Miscellaneous insurance income                               4,482                1,398                 459
    Net investment income (Note D)                               3,507                3,050               2,897
                                                           --------------       ---------------     ---------------

                                                               161,315              177,200             157,679
                                                           --------------       ---------------     ---------------

EXPENSES:

    Increase (decrease) in reserves                               (296)                (637)              1,717
    Benefits to policyowners                                    31,094               19,012               8,128
    Commissions                                                 14,813               15,799              13,080
    General insurance expenses (Note E)                          6,641                6,403               4,216
    Taxes, licenses and fees                                     1,275                1,183                 829
    Net premium transferred to
    Separate Accounts (Note F)                                 106,053              139,974             136,451
                                                            -------------       ---------------     ---------------

                                                               159,580              181,734             164,421
                                                            -------------       ---------------     ---------------
Income(loss) before income taxes
    and realized capital gains                                   1,735               (4,534)             (6,742)


Income taxes (benefit)-current                                   1,752                 (611)             (1,501)
                                                           --------------       ---------------     ---------------

(Loss) before realized capital gains                               (17)              (3,923)             (5,241)

Realized capital  gains(losses) (net of tax
  of $12, $11 and $19 and $18, $12 and
  $32 transfers to interest maintenance
  reserve for 1995, 1994 and 1993,
  respectively)                                                     (2)                  (2)                  1
                                                           --------------       ---------------     ---------------

Net (loss)                                               $         (19)       $      (3,925)      $      (5,240)
                                                           ==============       ===============     ===============






The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                  STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                          (in thousands, except shares)



                                                                      Additional
                                              Common Stock             Paid in
                                         Shares         Amount         Capital        Deficit          Total
                                      ------------    -----------   -------------   ------------   -------------

BALANCE, January 1, 1993                   40,000    $     4,000   $      18,200   $   (11,793)   $     10,407

    Transfer to valuation reserve               -              -               -           (62)            (62)

    Capital contribution from
       Ameritas Life Insurance Corp.            -              -           5,500             -           5,500

    Net (loss)                                  -              -               -        (5,240)         (5,240)
                                      ------------    -----------   -------------   ------------    ------------

BALANCE, December 31, 1993                 40,000          4,000          23,700       (17,095)         10,605

    Increase in non-admitted assets                                                         (2)             (2)

    Transfer to valuation reserve               -              -               -           (63)            (63)

    Capital contribution from
       Ameritas Life Insurance Corp.            -              -           6,000              -          6,000

    Net (loss)                                  -              -               -        (3,925)         (3,925)
                                      ------------   ------------   -------------   ------------    ------------

BALANCE, December 31, 1994                 40,000          4,000          29,700       (21,085)         12,615

    Decrease in non-admitted assets             -              -               -             5               5

    Transfer to valuation reserve               -              -               -           (30)            (30)

    Release of reserves (Note A)                -              -               -         1,618           1,618

    Settlement/intercompany taxes               -              -               -          (409)           (409)

    Net (loss)                                  -              -               -           (19)            (19)
                                      -----------     -----------   -------------   ------------    ------------
BALANCE, December 31, 1995                 40,000    $     4,000   $      29,700   $    (19,920)   $     13,780
                                      ===========     ===========   =============   ============    ============





The accompanying notes are an integral part of these financial statements.

                                     AMERITAS VARIABLE LIFE INSURANCE COMPANY

                                             STATEMENTS OF CASH FLOWS
                                                  (in thousands)




                                                                          Year Ended December 31,
                                                          ---------------------------------------------------------
                                                               1995                 1994                1993
                                                          --------------       ---------------    -----------------
OPERATING ACTIVITIES:
    Net premium income received                          $     153,867        $      172,701     $        154,408
    Miscellaneous insurance income                               4,201                 1,398                  459
    Net investment income received                               3,405                 2,899                2,848
    Net premium transferred to Separate Accounts              (105,654)             (140,161)            (136,451)
    Benefits paid to policyowners                              (31,200)              (18,944)              (8,207)
    Commissions                                                (12,343)              (15,799)             (13,080)
    Expenses and taxes                                         (10,664)               (7,547)              (4,939)
    Net increase in policy loans                                (1,041)                 (576)                (592)
    Income taxes                                                  (987)                  527                1,630
    Other operating income and disbursements                     1,978                (2,222)                 270
                                                          --------------       ---------------    -----------------

    Net cash provided by (used in) operating activities          1,562                (7,724)              (3,654)
                                                          --------------       ---------------    -----------------

INVESTING ACTIVITIES:
    Maturity of bonds                                            3,713                 5,108                8,266
    Purchase of investments                                     (7,760)              (15,673)              (1,460)
                                                          --------------       ---------------    -----------------

Net cash (used in) provided by investing activities             (4,047)              (10,565)               6,806
                                                          --------------       ---------------    -----------------

FINANCING ACTIVITIES:
    Capital contribution                                             -                 6,000                5,500
                                                          --------------       ---------------    -----------------

NET (DECREASE) INCREASE IN CASH AND
    SHORT TERM INVESTMENTS                                      (2,485)              (12,289)               8,652

CASH AND SHORT TERM INVESTMENTS -
    BEGINNING OF PERIOD                                          8,145                20,434               11,782
                                                          --------------       ---------------    -----------------

CASH AND SHORT TERM INVESTMENTS -
    END OF PERIOD                                       $        5,660        $        8,145     $         20,434
                                                          ==============       ===============    =================






The accompanying notes are an integral part of these financial statements.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                 (in thousands)



A.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
    ---------------------------------------------------------------------

    Ameritas Variable Life Insurance Company (the Company), a stock life insurance company domiciled in the State of Nebraska, is a wholly-owned subsidiary of Ameritas Life Insurance Corp.(ALIC), a mutual life insurance company. The Company began issuing variable life insurance and variable annuity policies in 1987. The variable life and variable annuity policies are not participating with respect to dividends.

    The accompanying financial statements have been prepared in accordance with life insurance accounting practices prescribed by the Insurance Department of the State of Nebraska. While appropriate for mutual life insurance companies, such accounting practices differ in certain respects from generally accepted accounting principles followed by other business enterprises. The Financial Accounting Standards Board (FASB) has undertaken consideration of changing those methods constituting generally accepted accounting principles applicable to mutual life insurance companies. In accordance with pronouncements issued by the FASB in 1993 and 1994, financial statements prepared on the basis of statutory accounting practices will no longer be described as prepared in conformity with generally accepted accounting principles for fiscal years beginning after December 15, 1995.

    USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    The principal accounting and reporting practices followed are:

    INVESTMENTS - Bonds and short-term investments earning interest are carried at amortized cost which, for short-term investments, approximates market. Separate account assets are carried at market. Realized gains and losses are determined on the basis of specific identification.

    ACQUISITION COSTS - Commissions, reinsurance ceded allowances, underwriting and other costs of issuing new policies as well as maintenance and settlement costs are reported as costs of insurance operations in the period incurred.

    PREMIUMS - Premiums are reported as income when collected over the premium paying periods of the policies. Premium income consists of:

                                         Year Ended December 31,
                           --------------------------------------------------
                                1995              1994               1993
                           --------------    --------------    --------------
         Life             $      32,020     $      31,980     $       20,591
         Annuity                126,416           142,105            134,575
                           --------------    --------------    --------------
                          $     158,436     $     174,085     $      155,166
                           ==============    ==============    ==============

    POLICY RESERVES - Generally, reserves for variable life and annuity policies are established and maintained on the basis of each policyholder's interest in the account values of Separate Accounts V and VA-2. However, reserves established for certain annuity products are determined on the basis of the Commissioner's Annuity Reserve Valuation Method (CARVM) reserving method which approximates surrender values. The account values are net of applicable cost of insurance and other expense charges. The cost of insurance has been developed by actuarial methods. The Company uses the mortality rates from the Commissioners 1980 Standard Ordinary Smoker and Non- Smoker, Male and Female Mortality Tables in computing minimum values and reserves. Policy reserves are also provided for amounts held in the general accounts consistent with requirements of the Nebraska Department of Insurance.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                 (in thousands)




A.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
    ---------------------------------------------------------------------
    (Continued)
    -----------

    INTEREST MAINTENANCE RESERVE - The interest maintenance reserve is calculated based on the prescribed methods developed by the NAIC. This reserve is used to accumulate realized gains and losses resulting from interest rate changes on fixed income investments. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment.

    VALUATION RESERVE - Valuation reserves are a required appropriation of Stockholder's Equity to provide for possible losses that may occur on certain investments held by the Company. The appropriation (Asset Valuation Reserve) is based on the holdings of bonds, stocks, mortgages, real estate and short-term investments. Realized and unrealized gains and losses, other than those resulting from interest rate changes, are added or charged to the reserve (subject to certain maximums).

    INCOME TAXES - The Company files a consolidated life/non-life tax return with Ameritas Life Insurance Corp. and its subsidiaries. An agreement among the members of the consolidated group provides for distribution of consolidated tax results as if filed on a separate return basis. The current income tax expense or benefit (including effects of capital gains and losses and net operating losses) is apportioned generally on a sub-group (life/non-life) basis. As a result of differences in accounting between book and tax purposes for certain items, primarily deferred acquisition costs and certain reserve calculations, taxes are provided in excess of the 35% statutory corporate rate.

    CHANGE IN ACCOUNTING - Effective December 31, 1995 the Company released the voluntary mortality fluctuation reserve through a credit to stockholder's equity. The increase in reserve included in the statements of operations for the years ended 1995, 1994 and 1993 were $659, $421 and $135, respectively.


B.  FINANCIAL INSTRUMENTS:
    ----------------------

    The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

    Bonds
    For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, fair value has been determined using an interest rate spread matrix based upon quality, weighted average maturity, and Treasury yields.

    Short-term Investments
    The carrying amount approximates fair value because of the short maturity of these instruments.

    Loans on Life Insurance Policies
    Fair values for policy loans are estimated using discounted cash flow analyses at interest rates currently offered for similar loans. Policy loans with similar characteristics are aggregated for purposes of the calculations.

    Cash
    The carrying amounts reported in the balance sheet equals fair value.

    Accrued Investment Income
    Fair value on accrued investment income equals book value.

    Funds left on Deposit
    Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                 (in thousands)



B.  FINANCIAL INSTRUMENTS: (Continued)
    ----------------------------------

    The estimated fair values, as of December 31, 1995 and 1994, of the Company's financial instruments are as follows:


                                                             1995                                 1994
                                                ---------------------------------   --------------------------------
                                                    Carrying            Fair           Carrying           Fair
                                                     Amount             Value           Amount            Value
                                                ---------------    --------------   ---------------  ---------------
  Financial Assets:
    Bonds                                      $      38,753      $      40,344     $     34,607    $     34,021
    Short-term investments                             4,289              4,289            7,714           7,714
    Loans on life insurance policies                   2,639              2,346            1,597           1,190
    Cash                                               1,371              1,371              431             431
    Accrued investment income                            790                790              774             774

  Financial Liabilities:
    Funds left on deposit                                 87                 87              142             142

       These fair values do not necessarily  represent the value for which the financial instrument could be sold.

C. BONDS:
   ------
    The table below provides additional information relating to bonds held by the Company as of December 31, 1995:

                                                                                   Gross           Gross
                                                  Amortized          Fair        Unrealized      Unrealized     Carrying
                                                    Cost             Value         Gains           Losses         Value
                                                --------------   -------------  ------------   -------------  -------------
    LONG TERM BONDS:
    Corporate-U.S.                             $      20,667    $     21,597   $       930    $         -    $     20,667
    Mortgage-Backed                                    3,628           3,742           114              -           3,628
    U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                         14,458          15,005           551              4          14,458
                                                --------------   -------------  ------------   -------------   ------------
                                               $      38,753    $     40,344   $       1,595            4     $    38,753
                                                ==============   =============  ============   =============   ============



    The comparative data as of December 31, 1994 is summarized as follows:

                                                                                   Gross            Gross
                                                  Amortized          Fair        Unrealized      Unrealized     Carrying
                                                    Cost             Value         Gains           Losses         Value
                                                --------------   -------------  ------------   -------------  -------------
    LONG TERM BONDS:
    Corporate-U.S.                             $      19,634    $     19,396   $       160    $       398    $     19,634
    Corporate-Foreign                                  1,000           1,008             8              -           1,000
    Mortgage-Backed                                    1,149           1,184            35              -           1,149
    U.S. Treasury securities and
    obligations of U.S. government
    corporations and agencies                         12,824          12,433            47            438          12,824
                                                --------------   -------------  ------------   -------------  -------------
                                               $      34,607    $     34,021   $       250    $       836    $     34,607
                                                ==============   =============  ============   =============  =============

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                 (in thousands)



C. BONDS: (Continued)
   ------------------

    The carrying value and fair value of bonds at December 31, 1995 by contractual maturity are shown below:

                                                    Fair            Carrying
                                                    Value            Value
                                              ---------------   ----------------
    Due in one year or less                  $      10,731     $       10,429
    Due after one year through five years           25,368             24,200
    Due after five years through ten years             503                496
    Due after ten years                                  -                  -
    Mortgage-Backed Securities                       3,742              3,628
                                              ---------------   ----------------
                                             $      40,344     $       38,753
                                              ===============   ================


    Investments in securities of one issuer other than United States  Government
    and  United   States   Government   Agencies   which  exceed  10%  of  total
    stockholder's equity as of December 31, 1995 are as follows:



    Included in Bonds:                                 Carrying
                 ISSUER                                  Value
                 ------                             --------------

   Leggett & Platt Inc Medium Term Notes           $       1,500
    Sears, Roebuck & Co                                    1,499

       Included in Short-Term Investments:
                 ISSUER
                 ------
    GTE Northwest Inc Discount Note                $       1,500
    Goldman Sachs Money Market Treasury Obligations        1,539


    Investments in securities of one issuer other than United States  Government
    and  United   States   Government   Agencies   which  exceed  10%  of  total
    stockholder's equity as of December 31, 1994 are as follows:

    Included in Bonds:                                  Carrying
                 ISSUER                                   Value
                 ------                               -------------
    Leggett & Platt Inc Medium Term Notes          $       1,500
    Sears, Roebuck & Co                                    1,499

       Included in Short-Term Investments:
                 ISSUER
                 ------
    GTE Northwest Inc Discount Note                $       1,397
    Potomac Electric Power Co Disc Note                    1,499
    AT&T Corp Disc Note                                    1,299
    Cargill Inc Disc Note                                  1,496

At December 31, 1995, the Company had securities with a market value of $3,356 on deposit with various State Insurance Departments.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                 (in thousands)



D. INVESTMENT INCOME:
   ------------------

   Net investment income for the years ended December 31, 1995, 1994 and 1993 is comprised as follows:

                                                                            Year Ended December 31,
                                                               --------------------------------------------------
                                                                    1995              1994             1993
                                                               ---------------  ---------------  ----------------
    Bonds                                                     $      2,819     $     2,410      $        2,384
    Short-term investments                                             597             609                 529
    IMR amortization                                                    15               5                   1
    Loans on life insurance policies                                   128              82                  39
                                                               ---------------  ----------------  ---------------
                               Gross investment income               3,559           3,106               2,953
    Less investment expenses                                            52              56                  56
                                                               ---------------  ----------------  ---------------

                               Net investment income          $      3,507     $     3,050       $       2,897
                                                               ===============  ================  ===============



E.  RELATED PARTY TRANSACTIONS:
    ---------------------------

    Ameritas Life Insurance Corp. provides technical, financial and legal support to the Company under an administrative service agreement. The cost of these services to the Company for years ended December 31, 1995, 1994 and 1993 was $4,858, $4,029 and $1,915, respectively. The Company also leases office space and furniture and equipment from Ameritas Life Insurance Corp. The cost of these leases to the Company for the years ended December 31, 1995, 1994 and 1993 was $37, $40 and $54, respectively.

    Under the terms of an investment advisory agreement, the Company paid $44, $43 and $44 for the years ended December 31, 1995, 1994 and 1993 to Ameritas Investment Advisors Inc., an indirect wholly-owned subsidiary of Ameritas Life Insurance Corp.

    The Company entered into a reinsurance agreement (yearly renewable term) with Ameritas Life Insurance Corp. Under this agreement, Ameritas Life Insurance Corp. assumes life insurance risk in excess of the Company's $50 retention limit. The Company recorded $5,085 of gross reinsurance premiums for the year ended December 31, 1995 which includes reinsurance ceded commission allowances of $2,805 resulting in net reinsurance ceded premiums of $2,280. In 1994 and 1993 the Company reported reinsurance ceded premiums net of reinsurance ceded commission allowances. The Company paid $1,333 and $843 of net reinsurance premiums for the years ended December 31, 1994 and 1993, respectively.

    The Company has entered into a guarantee agreement with Ameritas Life Insurance Corp., whereby, Ameritas Life Insurance Corp. guarantees the full, complete and absolute performance of all duties and obligations of the Company.

    The Company's products are distributed through Ameritas Investment Corp., an indirect wholly-owned subsidiary of Ameritas Life Insurance Corp. The Company received $192, $272 and $23 for the years ended December 31, 1995, 1994 and 1993, respectively, from this affiliate to partially defray the costs of materials and prospectuses. Policies placed by this affiliate generated commission expense of $14,028, $15,223 and $12,621 for the years ended December 31, 1995, 1994 and 1993, respectively.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994 AND 1993
                                 (in thousands)



F.  SEPARATE ACCOUNTS:
    ------------------

    The Company is currently marketing variable life and variable annuity products which have separate accounts as an investment option. Separate Account V (Account V) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account VA-2 (Account VA-2) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Account V and VA-2's assets and liabilities are segregated from the other assets and liabilities of the Company.

    Amounts in the Separate Accounts are:


                                                 December 31,
                                         ---------------------------
                                             1995           1994
                                         ------------   ------------
    Separate Account V                  $     93,610   $     58,117
    Separate Account VA-2                    588,872        404,769
                                         ------------   ------------
                                        $    682,482   $    462,886
                                         ============   ============



    The assets of Account V are invested in shares of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, Alger American Fund, Dreyfus Stock Index Fund and MFS Variable Insurance Trust. Each fund is registered with the SEC under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

    The Variable Insurance Products Fund and the Variable Insurance Products Fund II are managed by Fidelity Management and Research Company. Variable Insurance Products Fund has five portfolios: the Money Market Portfolio, the High Income Portfolio, the Equity Income Portfolio, the Growth Portfolio and the Overseas Portfolio. The Variable Insurance Fund II has five portfolios: the Investment Grade Bond Portfolio, Asset Manager Portfolio, Contrafund Portfolio (effective August 25, 1995), Asset Manager Growth Portfolio( effective September 15, 1995) and the Index 500 Portfolio (September 21,
    1995). The Alger American Fund is managed by Fred Alger Management, Inc. and has six portfolios: Income and Growth Portfolio, Small Capitalization Portfolio, Growth Portfolio, MidCap Growth Portfolio (effective June 17,
    1993), Balanced Portfolio (effective June 28, 1993) and the Leveraged Allcap Portfolio (effective August 30, 1995). The Dreyfus Stock Index Fund is managed by Wells Fargo Nikko Investment Advisors and has the Stock Index Fund Portfolio. The MFS Variable Insurance Trust is managed by Massachusetts Financial Services Company. The MFS Variable Insurance Trust has three portfolios: the Emerging Growth Portfolio (effective August 25, 1995), World Governments Portfolio (effective August 24, 1995) and the Utilities Portfolio (effective September 18, 1995)

    Separate Account VA-2 allows investment in the Variable Insurance Products Fund, Variable Insurance Products Fund II, Alger American Fund, Dreyfus Stock Index Fund and the MFS Variable Insurance Trust with the same portfolios as described above.

                    AMERITAS VARIABLE LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

              FOR THE YEARS ENDED DECEMBER 31, 1995, 1994, AND 1993
                                 (in thousands)




G.  BENEFIT PLANS:
    --------------

    The Company is included in the noncontributory defined-benefit pension plan that covers substantially all full-time employees of Ameritas Life Insurance Corp. and its subsidiaries. Pension costs include current service costs, which are accrued and funded on a current basis, and past service costs, which are amortized over the average remaining service life of all employees on the adoption date. The assets and liabilities of this plan are not segregated. The Company had no full time employees during 1995. Total Company contributions for the years ended December 31, 1994 and 1993 were $47 and $51, respectively.

    The Company's employees also participate in a defined contribution thrift plan that covers substantially all full-time employees of Ameritas Life Insurance Corp. and its subsidiaries. Company matching contributions under the plan range from 1% to 3% of the participant's compensation. The Company had no full time employees during 1995. Total Company contributions for the years ended December 31, 1994 and 1993 were $20 and $22, respectively.

    The Company is also included in the postretirement benefit plan providing group medical coverage to retired employees of Ameritas Life Insurance Corp. and its subsidiaries. These benefits are a specified percentage of premium until age 65 and a flat dollar amount thereafter. Employees become eligible for these benefits upon the attainment of age 55, 15 years of service and participation in the plan for the immediately preceding 5 years. Benefit costs include the expected cost of postretirement benefits for newly eligible employees, interest cost, and gains and losses arising from differences between actuarial assumptions and actual experience. The assets and liabilities of this plan are not segregated. The Company had no full time employees during 1995. Total Company contributions for the years ended December 31, 1994 and 1993 were $7 and $2, respectively.

    Expenses for the defined benefit pension plan and postretirement group medical plan are allocated to the Company based on a percentage of payroll.


H.  REGULATORY MATTERS:
    -------------------

    Under statutes of the Insurance Department of the State of Nebraska, the Company is limited in the amount of dividends it can pay to its stockholder. No dividends are to be paid in 1996 without approval of the Insurance Department.

                                     PART C
                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits

     a)   Financial Statements:

     The financial statements of Ameritas Variable Life Insurance Company (formerly Bankers Life Assurance Company of Nebraska) Separate Account VA-2 and Ameritas Variable Life Insurance Company are filed in Part B.

     Ameritas Variable Life Insurance Company Separate Account VA-2:

     -  Report of Deloitte & Touche LLP, independent auditors.

     -  Statement of Net Assets as of December 31, 1995.

     - Statements of Operations and Changes in Net Assets for each of the three years in the period ended December 31, 1995.

     - Notes to Financial Statements for the three years in the period ended December 31, 1995.

     Ameritas Variable Life Insurance Company:

     -  Report of Deloitte & Touche LLP, independent auditors.

     -  Balance Sheets as of December 31, 1995 and 1994.

     - Statements of Operations for each of the three years in the period ended December 31, 1995.

     - Statements of Changes in Stockholder's Equity for each of the three years in the period ended December 31, 1995.

     - Statements of Cash Flows for each of the three years in the period ended December 31, 1995.

     - Notes to Financial Statements for the three years in the period ended December 31, 1995.


All schedules of the Company for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions, are inapplicable or have been disclosed in the Notes to the Financial Statements and therefore have been omitted.

There are no financial statements included in Part A.

     b) Exhibits

     Exhibit Number                 Description of Exhibit
     --------------                 ----------------------
     (1)                            Resolution of Board of Directors of Ameritas
                                    Variable Life Insurance Company establishing
                                    Ameritas Variable Life Insurance Company
                                    Separate Account VA-2.*

     (2)                            Not applicable.

     (3)(a)                         Principal Underwriting Agreement.**

     (3)(b)                         Form of Selling Agreement.*****

     (4)                            Form of Variable Annuity Contract.****

     (5)                            Form of Application for Variable Annuity
                                    Contract.****

     (6)(a) Certificate of Incorporation of Ameritas Variable Life Insurance Company.**

     (6)(b)                         Bylaws of Ameritas Variable Life Insurance
                                    Company.**

     (7)                            Not applicable.

     (8)(a)                         Proposed Participation Agreement.***

     (8)(b)                         Administration Agreement.*****

     (8)(c)                         Proposed Participation Agreement*******

     (9)                            Opinion and consent of Norman M. Krivosha.

     (10)(a)                        Independent Auditors' Consent

     (11)                           No financial statements are omitted from
                                    Item 23.

     (12)                           Not applicable

     (13)                           Not applicable



* Incorporated by reference to the initial registration statement for Ameritas Variable Life Insurance Company Separate Account VA-2 (File No. 33-14774), filed on June 2, 1987.

** Incorporated by reference to registration statement File No. 33-1978, filed on November 15, 1985.

***     Variable  Insurance  Products  Fund and Variable Insurance Products Fund
        II,  Incorporated  by  reference   to   registration  statement File No.
        33-30019, filed on July 18, 1989.

**** Incorporated by reference to registration statement File No. 33-58642, filed on February,1993.

***** Incorporated by reference to post-effective amendments to registration statement File No. 33-14774, dated on March 26, 1992 (Alger American Fund and Dreyfus Stock Index Fund).

****** Incorporated by reference to post-effective amendments to registration statement No. 33-14774, dated on March 1, 1994.

******* Incorporated   by   reference   to   post-effective  amendment No. 6 to
        registration statement No. 33-58642, filed on June 22, 1995.

Item 25.   Directors and Officers of the Depositor.

     Name and Principal                         Position and Offices
     Business Address*                          with Depositor
     ------------------                         -------------------------------
     Lawrence J. Arth                           Director, Chairman of the Board
                                                and Chief Executive Officer

     Kenneth C. Louis                           Director, President and Chief
                                                Operating Officer

     Norman M. Krivosha                         Director and Secretary

     James R. Haire                             Director and Vice President

     Wayne E. Brewster                          Vice President - Variable Sales

     Thomas D. Higley                           Vice President and Actuary

     JoAnn M. Martin                            Director and Controller

     Jon C. Headrick                            Treasurer

     Kenneth R. Jones                           Vice President - Corporate
                                                Compliance and Assistant
                                                Secretary


* The principal business address of each person listed is Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510.


Item 26

The depositor, Ameritas Variable Life Insurance Company, is directly wholly owned by Ameritas Life Insurance Corp. The Registrant is a segregated asset account of Ameritas Variable Life Insurance Company.

The following chart indicates the persons controlled by or under common control with Ameritas Variable Life Insurance Company:


[GRAPHIC OMITTED]

Omitted chart shows Ameritas organization. ALIC with its separate accounts is at the uppermost tier; second tier companies are AVLIC and its separate accounts; third tier companies are ABAC which is owned by BLN Co., and AIC, AIA, FMA Realty, Inc., which are owned by BLN Financial Services, Inc.

Item 27.   Number of Contractowners

           As of December 31, 1995, there were 9142 contractowners.

Item 28.   Indemnification

Ameritas Variable Life Insurance Company's By-laws provide as follows:

   "The Company shall indemnify any person who was, or is a party, is threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director, officer or employee of the Company or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise, against expenses including attorney's fees, judgments, fines and amounts paid in settlement actually and reasonably incurred in connection with such action suit or proceeding to the full extent authorized by the laws of Nebraska."

   Section 21-2004 of the Nebraska Business Corporation Act, in general, allows a corporation to indemnify any director, officer, employee or agent of the corporation for amounts paid in settlement actually and reasonably incurred by him or her in connection with an action, suit or proceeding, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

   In a case of a derivative action, no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his or her duty to the corporation, unless a court in which the action was brought shall determine that such person is fairly and reasonably entitled to indemnify for such expenses which the Court shall deem proper.

   Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



Item 29.   Principal Underwriters

    a) Ameritas Investment Corp. which will serve as the principal underwriter for the variable annuity contracts issued through Ameritas Variable Life Insurance Company Separate Account VA-2, also serves as the principal underwriter for variable life insurance contracts issued through Ameritas Variable Life Insurance Company Separate Account V, and will serve as the principal underwriter for variable life insurance contracts issued through Ameritas Life Insurance Corp. Separate Account LLVL.

   b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Ameritas Investment Corp.

       Name and Principal                   Positions and Offices
       Business Address*                    with Underwriter
       ------------------                   ---------------------
       Lawrence J. Arth                     Director and Chairman of the Board

       Kenneth L. Louis                     Director

       Norman M. Krivosha                   Director and Secretary

       William R. Giovanni                  President, Chief Executive Officer

       Jon C. Headrick                      Director and Treasurer

       JoAnn  M. Martin                     Director

       Kenneth R. Jones                     Vice President-Corporate Compliance
                                            and Assistant Secretary

       James S. Sackett                     Vice President and Assistant
                                            Secretary

       Thomas C. Bittner                    Vice President-Marketing and
                                            Administration

       Janell D. Winsor                     Vice President-Retail Sales Manager


* The principal business address is 5900 "O" Street, Lincoln, Nebraska 68510.


Item 30.   Location of Account and Records

   The Books, records and other documents required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained at Ameritas Variable Life Insurance Company, 5900 "O" Street, Lincoln, Nebraska 68510

Item 31.   Management Services

   Not applicable.

Item 32.   Undertakings

   a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove and send for a Statement of Additional Information.

   c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

   d) The Registrant is relying upon the Division of Investment Management (Division) no-action letter of November 28, 1988 concerning annuities sold in 403(b) plans and represent that the requirements of the no-action letter have been, are and/or will be complied with.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant, Ameritas Variable Life Insurance Company Separate Account VA-2, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 7 to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Lincoln, County of Lancaster, State of Nebraska on this 29th day of February, 1996.



                                        AMERITAS VARIABLE LIFE INSURANCE COMPANY
                                               SEPARATE ACCOUNT VA-2, Registrant

                             AMERITAS VARIABLE LIFE INSURANCE COMPANY, Depositor



Attest:   Norman M. Krivosha                  By:   Lawrence J. Arth
        ----------------------                   --------------------------
              Secretary                             Chairman of the Board


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Directors and Officers of Ameritas Variable Life Insurance Company of Nebraska on the dates indicated.



    SIGNATURE                      TITLE                           DATE



/s/ Lawrence J. Arth      Director, Chairman of the Board    February 29, 1996
---------------------     and Chief Executive Officer
    Lawrence J. Arth

/s/ James R. Haire        Director and Vice President        February 29, 1996
---------------------
    James R. Haire

/s/ Norman M. Krivosha    Director and Secretary             February 29, 1996
----------------------
    Norman M. Krivosha

/s/ Kenneth C. Louis      Director, President and            February 29, 1996
----------------------    Chief Operating Officer
    Kenneth C. Louis

/s/ JoAnn M. Martin       Director and Controller            February 29, 1996
----------------------
    JoAnn M. Martin

       As filed with the Securities and Exchange Commission on February 29, 1996
                                                       Registration No. 33-58642







                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                           --------------------------


                                    EXHIBITS


                                       TO


                        POST-EFFECTIVE AMENDMENT NO. 7

                                       TO

                                    FORM N-4


                        AMERITAS VARIABLE LIFE INSURANCE
                          COMPANY SEPARATE ACCOUNT VA-2

                                 Exhibit Index


 Exhibit                                                              Page
 -------                                                              ----


   99.9           Opinion and Consent of Norman M. Krivosha

   99.10(a)       Independent Auditors' Consent

   27             Financial Data Schedule